REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2A as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the five years in the period then ended for the Divisions, except for the Divisions included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Divisions and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2023, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Divisions Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Fidelity® VIP Freedom 2055 Division Fidelity® VIP Freedom 2060 Division	For the period from May 1, 2023 (commencement of operations) through December 31, 2023
FTVIPT Templeton Foreign VIP Division	For the year ended December 31, 2023	For the years ended December 31, 2023 and 2022	For the years ended December 31, 2023, 2022, and 2021 (had no net assets at December 31, 2020 and 2019)

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 22, 2024

We have served as the Separate Account's auditor since 1984.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2023

	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division
Assets:
Investments at fair value	$183,426	$308,247,196	$1,037,944,858	$636,821,419
Due from Metropolitan Life Insurance Company	1	3	—	36
Total Assets	183,427	308,247,199	1,037,944,858	636,821,455
Liabilities:
Accrued fees	8	149	90	123
Due to Metropolitan Life Insurance Company	—	—	4	—
Total Liabilities	8	149	94	123
Net Assets	$183,419	$308,247,050	$1,037,944,764	$636,821,332
Contract Owners' Equity
Net assets from accumulation units	$183,419	$307,547,573	$1,035,424,150	$634,850,024
Net assets from contracts in payout	—	699,477	2,520,614	1,971,308
Total Net Assets	$183,419	$308,247,050	$1,037,944,764	$636,821,332

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	American Funds® The Bond Fund of America Division	BHFTI AB Global Dynamic Allocation Division	BHFTI Allspring Mid Cap Value Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Allocation Division
Assets:
Investments at fair value	$63,085,305	$769,436,942	$49,547	$600,346,119	$401,931,746
Due from Metropolitan Life Insurance Company	1	—	1	—	—
Total Assets	63,085,306	769,436,942	49,548	600,346,119	401,931,746
Liabilities:
Accrued fees	97	42	17	42	78
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	97	42	17	42	78
Net Assets	$63,085,209	$769,436,900	$49,531	$600,346,077	$401,931,668
Contract Owners' Equity
Net assets from accumulation units	$62,880,888	$769,183,716	$49,531	$599,508,778	$401,636,268
Net assets from contracts in payout	204,321	253,184	—	837,299	295,400
Total Net Assets	$63,085,209	$769,436,900	$49,531	$600,346,077	$401,931,668

The accompanying notes are an integral part of these financial statements.

	BHFTI American Funds® Growth Division	BHFTI American Funds® Moderate Allocation Division	BHFTI BlackRock Global Tactical Strategies Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division
Assets:
Investments at fair value	$251,346,585	$537,459,513	$1,003,452,950	$219,532	$227,412,730
Due from Metropolitan Life Insurance Company	—	1	1	—	—
Total Assets	251,346,585	537,459,514	1,003,452,951	219,532	227,412,730
Liabilities:
Accrued fees	54	65	51	12	71
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	54	65	51	12	71
Net Assets	$251,346,531	$537,459,449	$1,003,452,900	$219,520	$227,412,659
Contract Owners' Equity
Net assets from accumulation units	$251,267,161	$536,879,515	$1,003,105,770	$219,520	$221,783,162
Net assets from contracts in payout	79,370	579,934	347,130	—	5,629,497
Total Net Assets	$251,346,531	$537,459,449	$1,003,452,900	$219,520	$227,412,659

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTI Brighthouse Balanced Plus Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ abrdn Emerging Markets Equity Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division	BHFTI Brighthouse/ Franklin Low Duration Total Return Division
Assets:
Investments at fair value	$2,094,600,293	$16,962,179	$28,403,348	$15,822,086	$52,865,404
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	2,094,600,293	16,962,179	28,403,348	15,822,086	52,865,404
Liabilities:
Accrued fees	43	36	88	52	80
Due to Metropolitan Life Insurance Company	—	9	—	1	—
Total Liabilities	43	45	88	53	80
Net Assets	$2,094,600,250	$16,962,134	$28,403,260	$15,822,033	$52,865,324
Contract Owners' Equity
Net assets from accumulation units	$2,093,797,267	$16,962,134	$28,394,083	$15,797,897	$52,831,753
Net assets from contracts in payout	802,983	—	9,177	24,136	33,571
Total Net Assets	$2,094,600,250	$16,962,134	$28,403,260	$15,822,033	$52,865,324

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/ Templeton International Bond Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Balanced-Risk Allocation Division
Assets:
Investments at fair value	$3,262,127	$716,715,836	$128,621,576	$292,864,831	$311,960,054
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	3,262,127	716,715,836	128,621,576	292,864,831	311,960,054
Liabilities:
Accrued fees	32	116	138	147	37
Due to Metropolitan Life Insurance Company	—	4,162	2	—	—
Total Liabilities	32	4,278	140	147	37
Net Assets	$3,262,095	$716,711,558	$128,621,436	$292,864,684	$311,960,017
Contract Owners' Equity
Net assets from accumulation units	$3,262,095	$703,718,828	$128,405,754	$292,294,434	$311,832,075
Net assets from contracts in payout	—	12,992,730	215,682	570,250	127,942
Total Net Assets	$3,262,095	$716,711,558	$128,621,436	$292,864,684	$311,960,017

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTI Invesco Comstock Division	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division
Assets:
Investments at fair value	$15,665	$211,964,178	$43,157,455	$50,347,621	$487,968,928
Due from Metropolitan Life Insurance Company	—	—	21	—	—
Total Assets	15,665	211,964,178	43,157,476	50,347,621	487,968,928
Liabilities:
Accrued fees	2	128	155	50	34
Due to Metropolitan Life Insurance Company	—	—	—	—	1
Total Liabilities	2	128	155	50	35
Net Assets	$15,663	$211,964,050	$43,157,321	$50,347,571	$487,968,893
Contract Owners' Equity
Net assets from accumulation units	$15,663	$211,465,939	$42,974,044	$50,326,174	$487,793,947
Net assets from contracts in payout	—	498,111	183,277	21,397	174,946
Total Net Assets	$15,663	$211,964,050	$43,157,321	$50,347,571	$487,968,893

The accompanying notes are an integral part of these financial statements.

	BHFTI JPMorgan Small Cap Value Division	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division
Assets:
Investments at fair value	$14,459,419	$76,304,107	$384,789,818	$520,854,486	$125,706,348
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	14,459,419	76,304,107	384,789,818	520,854,486	125,706,348
Liabilities:
Accrued fees	66	88	133	55	183
Due to Metropolitan Life Insurance Company	—	6	99	—	1
Total Liabilities	66	94	232	55	184
Net Assets	$14,459,353	$76,304,013	$384,789,586	$520,854,431	$125,706,164
Contract Owners' Equity
Net assets from accumulation units	$14,458,436	$76,297,451	$384,391,004	$520,744,166	$125,258,476
Net assets from contracts in payout	917	6,562	398,582	110,265	447,688
Total Net Assets	$14,459,353	$76,304,013	$384,789,586	$520,854,431	$125,706,164

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTI Morgan Stanley Discovery Division	BHFTI PanAgora Global Diversified Risk Division	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI Schroders Global Multi-Asset Division
Assets:
Investments at fair value	$342,073,345	$588,144,300	$235,419,393	$479,885,225	$436,505,371
Due from Metropolitan Life Insurance Company	26	—	3	—	—
Total Assets	342,073,371	588,144,300	235,419,396	479,885,225	436,505,371
Liabilities:
Accrued fees	155	26	103	139	44
Due to Metropolitan Life Insurance Company	—	—	—	3	—
Total Liabilities	155	26	103	142	44
Net Assets	$342,073,216	$588,144,274	$235,419,293	$479,885,083	$436,505,327
Contract Owners' Equity
Net assets from accumulation units	$340,752,355	$587,990,107	$235,023,836	$479,322,670	$436,285,783
Net assets from contracts in payout	1,320,861	154,167	395,457	562,413	219,544
Total Net Assets	$342,073,216	$588,144,274	$235,419,293	$479,885,083	$436,505,327

The accompanying notes are an integral part of these financial statements.

	BHFTI SSGA Growth and Income ETF Division	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division
Assets:
Investments at fair value	$452,336,817	$104,238,131	$450,598	$361,476,685	$14,815
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	452,336,817	104,238,131	450,598	361,476,685	14,815
Liabilities:
Accrued fees	73	98	24	97	9
Due to Metropolitan Life Insurance Company	1	17	—	—	—
Total Liabilities	74	115	24	97	9
Net Assets	$452,336,743	$104,238,016	$450,574	$361,476,588	$14,806
Contract Owners' Equity
Net assets from accumulation units	$452,088,866	$104,153,310	$450,574	$360,766,926	$14,806
Net assets from contracts in payout	247,877	84,706	—	709,662	—
Total Net Assets	$452,336,743	$104,238,016	$450,574	$361,476,588	$14,806

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTI Victory Sycamore Mid Cap Value Division	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division
Assets:
Investments at fair value	$319,864,552	$217,903,665	$90,110,504	$253,717,020	$168,460,682
Due from Metropolitan Life Insurance Company	—	—	—	—	1
Total Assets	319,864,552	217,903,665	90,110,504	253,717,020	168,460,683
Liabilities:
Accrued fees	109	50	109	139	115
Due to Metropolitan Life Insurance Company	5	—	1	2	—
Total Liabilities	114	50	110	141	115
Net Assets	$319,864,438	$217,903,615	$90,110,394	$253,716,879	$168,460,568
Contract Owners' Equity
Net assets from accumulation units	$318,798,847	$217,726,142	$89,689,773	$251,839,031	$167,255,477
Net assets from contracts in payout	1,065,591	177,473	420,621	1,877,848	1,205,091
Total Net Assets	$319,864,438	$217,903,615	$90,110,394	$253,716,879	$168,460,568

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division	BHFTII Brighthouse Asset Allocation 80 Division
Assets:
Investments at fair value	$30,782,788	$182,237,011	$572,822,220	$2,196,814,273	$1,363,001,290
Due from Metropolitan Life Insurance Company	—	1	11	1	22
Total Assets	30,782,788	182,237,012	572,822,231	2,196,814,274	1,363,001,312
Liabilities:
Accrued fees	100	97	74	62	73
Due to Metropolitan Life Insurance Company	1	—	—	—	—
Total Liabilities	101	97	74	62	73
Net Assets	$30,782,687	$182,236,915	$572,822,157	$2,196,814,212	$1,363,001,239
Contract Owners' Equity
Net assets from accumulation units	$30,563,224	$181,431,205	$570,507,727	$2,193,256,498	$1,361,096,210
Net assets from contracts in payout	219,463	805,710	2,314,430	3,557,714	1,905,029
Total Net Assets	$30,782,687	$182,236,915	$572,822,157	$2,196,814,212	$1,363,001,239

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTII Brighthouse/ Artisan Mid Cap Value Division	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division
Assets:
Investments at fair value	$154,888,474	$4,552,998	$479,031,025	$411,040,365	$407,902,294
Due from Metropolitan Life Insurance Company	40	—	19	—	—
Total Assets	154,888,514	4,552,998	479,031,044	411,040,365	407,902,294
Liabilities:
Accrued fees	124	51	49	143	88
Due to Metropolitan Life Insurance Company	—	—	—	4	—
Total Liabilities	124	51	49	147	88
Net Assets	$154,888,390	$4,552,947	$479,030,995	$411,040,218	$407,902,206
Contract Owners' Equity
Net assets from accumulation units	$153,991,986	$4,551,714	$469,496,510	$408,158,406	$405,553,678
Net assets from contracts in payout	896,404	1,233	9,534,485	2,881,812	2,348,528
Total Net Assets	$154,888,390	$4,552,947	$479,030,995	$411,040,218	$407,902,206

The accompanying notes are an integral part of these financial statements.

	BHFTII Jennison Growth Division	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Mid Cap Stock Index Division
Assets:
Investments at fair value	$209,302,314	$126,813,550	$44,754,720	$677,079,314	$426,347,938
Due from Metropolitan Life Insurance Company	—	10	4	—	15
Total Assets	209,302,314	126,813,560	44,754,724	677,079,314	426,347,953
Liabilities:
Accrued fees	107	136	91	122	127
Due to Metropolitan Life Insurance Company	5	—	—	2	—
Total Liabilities	112	136	91	124	127
Net Assets	$209,302,202	$126,813,424	$44,754,633	$677,079,190	$426,347,826
Contract Owners' Equity
Net assets from accumulation units	$208,663,850	$125,860,694	$44,659,713	$674,326,060	$425,077,974
Net assets from contracts in payout	638,352	952,730	94,920	2,753,130	1,269,852
Total Net Assets	$209,302,202	$126,813,424	$44,754,633	$677,079,190	$426,347,826

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTII MetLife MSCI EAFE® Index Division	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division
Assets:
Investments at fair value	$372,407,368	$276,319,239	$2,819,061,388	$95,299,971	$514,394,830
Due from Metropolitan Life Insurance Company	20	10	137	2	27
Total Assets	372,407,388	276,319,249	2,819,061,525	95,299,973	514,394,857
Liabilities:
Accrued fees	119	134	124	79	97
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	119	134	124	79	97
Net Assets	$372,407,269	$276,319,115	$2,819,061,401	$95,299,894	$514,394,760
Contract Owners' Equity
Net assets from accumulation units	$371,607,891	$275,828,982	$2,763,787,994	$93,700,339	$507,491,053
Net assets from contracts in payout	799,378	490,133	55,273,407	1,599,555	6,903,707
Total Net Assets	$372,407,269	$276,319,115	$2,819,061,401	$95,299,894	$514,394,760

The accompanying notes are an integral part of these financial statements.

	BHFTII Neuberger Berman Genesis Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII VanEck Global Natural Resources Division	BHFTII Western Asset Management Strategic Bond Opportunities Division
Assets:
Investments at fair value	$239,269,749	$533,304,613	$358,856,516	$18,077,790	$266,841,232
Due from Metropolitan Life Insurance Company	—	7	—	—	—
Total Assets	239,269,749	533,304,620	358,856,516	18,077,790	266,841,232
Liabilities:
Accrued fees	133	155	105	34	146
Due to Metropolitan Life Insurance Company	8	—	73	—	1
Total Liabilities	141	155	178	34	147
Net Assets	$239,269,608	$533,304,465	$358,856,338	$18,077,756	$266,841,085
Contract Owners' Equity
Net assets from accumulation units	$237,769,046	$520,396,923	$357,933,307	$18,073,420	$265,841,540
Net assets from contracts in payout	1,500,562	12,907,542	923,031	4,336	999,545
Total Net Assets	$239,269,608	$533,304,465	$358,856,338	$18,077,756	$266,841,085

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	BHFTII Western Asset Management U.S. Government Division	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division	Delaware VIP® Small Cap Value Division
Assets:
Investments at fair value	$91,560,879	$17,064	$47,614,573	$5,826,130	$855
Due from Metropolitan Life Insurance Company	—	—	1	—	1
Total Assets	91,560,879	17,064	47,614,574	5,826,130	856
Liabilities:
Accrued fees	145	9	18	7	3
Due to Metropolitan Life Insurance Company	1	—	—	—	—
Total Liabilities	146	9	18	7	3
Net Assets	$91,560,733	$17,055	$47,614,556	$5,826,123	$853
Contract Owners' Equity
Net assets from accumulation units	$91,368,881	$17,055	$47,559,027	$5,788,141	$853
Net assets from contracts in payout	191,852	—	55,529	37,982	—
Total Net Assets	$91,560,733	$17,055	$47,614,556	$5,826,123	$853

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division
Assets:
Investments at fair value	$621,142	$63,328,323	$3,355,314	$5,544,799	$8,790,850
Due from Metropolitan Life Insurance Company	—	1	—	1	—
Total Assets	621,142	63,328,324	3,355,314	5,544,800	8,790,850
Liabilities:
Accrued fees	8	9	9	22	32
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	8	9	9	22	32
Net Assets	$621,134	$63,328,315	$3,355,305	$5,544,778	$8,790,818
Contract Owners' Equity
Net assets from accumulation units	$621,134	$62,491,889	$3,355,305	$5,544,778	$8,790,818
Net assets from contracts in payout	—	836,426	—	—	—
Total Net Assets	$621,134	$63,328,315	$3,355,305	$5,544,778	$8,790,818

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division
Assets:
Investments at fair value	$8,242,660	$6,078,286	$5,642,245	$11,774,208	$312,601
Due from Metropolitan Life Insurance Company	—	—	—	2	—
Total Assets	8,242,660	6,078,286	5,642,245	11,774,210	312,601
Liabilities:
Accrued fees	29	34	13	24	22
Due to Metropolitan Life Insurance Company	—	4	36	—	—
Total Liabilities	29	38	49	24	22
Net Assets	$8,242,631	$6,078,248	$5,642,196	$11,774,186	$312,579
Contract Owners' Equity
Net assets from accumulation units	$8,242,631	$6,078,248	$5,642,196	$11,774,186	$312,579
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$8,242,631	$6,078,248	$5,642,196	$11,774,186	$312,579

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP FundsManager 50% Division	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division
Assets:
Investments at fair value	$401,605	$170,242,605	$168,062,667	$3,843,389	$119,643,485
Due from Metropolitan Life Insurance Company	—	—	—	1	—
Total Assets	401,605	170,242,605	168,062,667	3,843,390	119,643,485
Liabilities:
Accrued fees	18	—	—	—	6
Due to Metropolitan Life Insurance Company	—	—	—	—	—
Total Liabilities	18	—	—	—	6
Net Assets	$401,587	$170,242,605	$168,062,667	$3,843,390	$119,643,479
Contract Owners' Equity
Net assets from accumulation units	$401,587	$170,242,605	$168,062,667	$3,843,390	$119,544,195
Net assets from contracts in payout	—	—	—	—	99,284
Total Net Assets	$401,587	$170,242,605	$168,062,667	$3,843,390	$119,643,479

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2023

	Fidelity® VIP Investment Grade Bond Division	Fidelity® VIP Mid Cap Division	FTVIPT Templeton Developing Markets VIP Division	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division
Assets:
Investments at fair value	$5,945,814	$281,600	$36,258	$2,083	$53,856
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	5,945,814	281,600	36,258	2,083	53,856
Liabilities:
Accrued fees	6	—	—	4	7
Due to Metropolitan Life Insurance Company	1	—	—	1	—
Total Liabilities	7	—	—	5	7
Net Assets	$5,945,807	$281,600	$36,258	$2,078	$53,849
Contract Owners' Equity
Net assets from accumulation units	$5,934,717	$281,600	$36,258	$2,078	$53,849
Net assets from contracts in payout	11,090	—	—	—	—
Total Net Assets	$5,945,807	$281,600	$36,258	$2,078	$53,849

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Core Plus Division
Assets:
Investments at fair value	$58,656	$89,240	$452,154	$35,063	$361
Due from Metropolitan Life Insurance Company	1	—	—	—	—
Total Assets	58,657	89,240	452,154	35,063	361
Liabilities:
Accrued fees	7	2	10	10	2
Due to Metropolitan Life Insurance Company	—	—	1	—	—
Total Liabilities	7	2	11	10	2
Net Assets	$58,650	$89,238	$452,143	$35,053	$359
Contract Owners' Equity
Net assets from accumulation units	$58,650	$89,238	$452,143	$35,053	$359
Net assets from contracts in payout	—	—	—	—	—
Total Net Assets	$58,650	$89,238	$452,143	$35,053	$359

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2023

	Morgan Stanley VIF Global Infrastructure Division	PIMCO VIT CommodityRealReturn® Strategy Division	PIMCO VIT Dynamic Bond Division
Assets:
Investments at fair value	$46,912	$74,506	$10,267
Due from Metropolitan Life Insurance Company	—	—	—
Total Assets	46,912	74,506	10,267
Liabilities:
Accrued fees	9	8	10
Due to Metropolitan Life Insurance Company	—	—	—
Total Liabilities	9	8	10
Net Assets	$46,903	$74,498	$10,257
Contract Owners' Equity
Net assets from accumulation units	$46,903	$74,498	$10,257
Net assets from contracts in payout	—	—	—
Total Net Assets	$46,903	$74,498	$10,257

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT Emerging Markets Bond Division	TAP 1919 Variable Socially Responsive Balanced Division
Assets:
Investments at fair value	$13,658	$9,735
Due from Metropolitan Life Insurance Company	—	—
Total Assets	13,658	9,735
Liabilities:
Accrued fees	14	5
Due to Metropolitan Life Insurance Company	—	—
Total Liabilities	14	5
Net Assets	$13,644	$9,730
Contract Owners' Equity
Net assets from accumulation units	$13,644	$9,730
Net assets from contracts in payout	—	—
Total Net Assets	$13,644	$9,730

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2023

	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division	American Funds® The Bond Fund of America Division
Investment Income:
Dividends	$1,536	$778,767	$3,450,021	$8,155,420	$2,117,375
Expenses:
Mortality and expense risk and other charges	1,352	3,681,563	11,771,257	7,474,201	761,398
Administrative charges	168	570,296	1,653,341	1,097,032	128,071
Total expenses	1,520	4,251,859	13,424,598	8,571,233	889,469
Net investment income (loss)	16	(3,473,092)	(9,974,577)	(415,813)	1,227,906
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	12,898	3,946,989	55,259,980	32,572,171	—
Realized gains (losses) on sale of investments	1,868	(8,281,968)	26,442,006	18,873,213	(1,537,118)
Net realized gains (losses)	14,766	(4,334,979)	81,701,986	51,445,384	(1,537,118)
Change in unrealized gains (losses) on investments	18,491	49,204,319	228,450,939	82,246,255	2,431,984
Net realized and change in unrealized gains (losses) on investments	33,257	44,869,340	310,152,925	133,691,639	894,866
Net increase (decrease) in net assets resulting from operations	$33,273	$41,396,248	$300,178,348	$133,275,826	$2,122,772

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTI AB Global Dynamic Allocation Division	BHFTI Allspring Mid Cap Value Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Allocation Division	BHFTI American Funds® Growth Division
Investment Income:
Dividends	$21,989,673	$1,097	$13,588,252	$7,915,351	$3,786,466
Expenses:
Mortality and expense risk and other charges	7,542,957	913	5,836,270	3,857,794	2,417,970
Administrative charges	1,943,266	214	1,406,739	886,354	599,469
Total expenses	9,486,223	1,127	7,243,009	4,744,148	3,017,439
Net investment income (loss)	12,503,450	(30)	6,345,243	3,171,203	769,027
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	14,556	44,243,945	39,483,923	33,155,850
Realized gains (losses) on sale of investments	(14,879,646)	(1,790)	(8,991,124)	(4,743,568)	(1,126,684)
Net realized gains (losses)	(14,879,646)	12,766	35,252,821	34,740,355	32,029,166
Change in unrealized gains (losses) on investments	78,042,191	(5,650)	41,270,950	28,369,477	41,923,789
Net realized and change in unrealized gains (losses) on investments	63,162,545	7,116	76,523,771	63,109,832	73,952,955
Net increase (decrease) in net assets resulting from operations	$75,665,995	$7,086	$82,869,014	$66,281,035	$74,721,982

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTI American Funds® Moderate Allocation Division	BHFTI BlackRock Global Tactical Strategies Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division	BHFTI Brighthouse Balanced Plus Division
Investment Income:
Dividends	$14,220,358	$32,482,316	$12,249	$6,192,166	$68,572,939
Expenses:
Mortality and expense risk and other charges	5,409,192	9,798,156	2,347	2,179,382	20,973,950
Administrative charges	1,307,229	2,518,274	418	483,465	5,370,292
Total expenses	6,716,421	12,316,430	2,765	2,662,847	26,344,242
Net investment income (loss)	7,503,937	20,165,886	9,484	3,529,319	42,228,697
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	32,330,107	—	—	32,790,425	—
Realized gains (losses) on sale of investments	(10,822,921)	(21,379,763)	(4,377)	(3,467,442)	(77,125,850)
Net realized gains (losses)	21,507,186	(21,379,763)	(4,377)	29,322,983	(77,125,850)
Change in unrealized gains (losses) on investments	29,617,249	114,550,502	19,272	6,155,560	196,294,154
Net realized and change in unrealized gains (losses) on investments	51,124,435	93,170,739	14,895	35,478,543	119,168,304
Net increase (decrease) in net assets resulting from operations	$58,628,372	$113,336,625	$24,379	$39,007,862	$161,397,001

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ abrdn Emerging Markets Equity Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division	BHFTI Brighthouse/ Franklin Low Duration Total Return Division	BHFTI Brighthouse/ Templeton International Bond Division
Investment Income:
Dividends	$163,967	$288,755	$921,667	$1,841,068	$—
Expenses:
Mortality and expense risk and other charges	149,310	281,729	184,900	539,958	31,413
Administrative charges	40,800	70,807	42,078	124,301	7,909
Total expenses	190,110	352,536	226,978	664,259	39,322
Net investment income (loss)	(26,143)	(63,781)	694,689	1,176,809	(39,322)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,383,023	—	—	—	—
Realized gains (losses) on sale of investments	(149,199)	(517,073)	(186,172)	(1,164,280)	(186,858)
Net realized gains (losses)	1,233,824	(517,073)	(186,172)	(1,164,280)	(186,858)
Change in unrealized gains (losses) on investments	774,577	2,122,824	989,398	2,170,217	298,604
Net realized and change in unrealized gains (losses) on investments	2,008,401	1,605,751	803,226	1,005,937	111,746
Net increase (decrease) in net assets resulting from operations	$1,982,258	$1,541,970	$1,497,915	$2,182,746	$72,424
The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Balanced-Risk Allocation Division	BHFTI Invesco Comstock Division
Investment Income:
Dividends	$5,454,919	$3,078,394	$5,668,087	$10,860,472	$281
Expenses:
Mortality and expense risk and other charges	7,231,932	1,279,439	2,976,544	3,194,950	134
Administrative charges	202,868	253,550	619,187	815,694	23
Total expenses	7,434,800	1,532,989	3,595,731	4,010,644	157
Net investment income (loss)	(1,979,881)	1,545,405	2,072,356	6,849,828	124
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	37,119,911	—	—	—	2,529
Realized gains (losses) on sale of investments	1,746,112	(3,154,105)	(2,202,041)	(12,087,187)	(16)
Net realized gains (losses)	38,866,023	(3,154,105)	(2,202,041)	(12,087,187)	2,513
Change in unrealized gains (losses) on investments	111,075,855	15,186,754	48,514,516	21,611,720	(1,078)
Net realized and change in unrealized gains (losses) on investments	149,941,878	12,032,649	46,312,475	9,524,533	1,435
Net increase (decrease) in net assets resulting from operations	$147,961,997	$13,578,054	$48,384,831	$16,374,361	$1,559

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division	BHFTI JPMorgan Small Cap Value Division
Investment Income:
Dividends	$473,705	$—	$1,384,590	$8,681,351	$157,868
Expenses:
Mortality and expense risk and other charges	2,161,039	436,145	507,594	4,843,516	140,123
Administrative charges	275,683	80,706	123,207	1,241,146	34,423
Total expenses	2,436,722	516,851	630,801	6,084,662	174,546
Net investment income (loss)	(1,963,017)	(516,851)	753,789	2,596,689	(16,678)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	11,621,837	—	—	—	1,223,419
Realized gains (losses) on sale of investments	3,711,979	(4,613,059)	(981,644)	(10,589,479)	(587,619)
Net realized gains (losses)	15,333,816	(4,613,059)	(981,644)	(10,589,479)	635,800
Change in unrealized gains (losses) on investments	43,420,527	9,381,358	2,311,381	51,062,058	969,721
Net realized and change in unrealized gains (losses) on investments	58,754,343	4,768,299	1,329,737	40,472,579	1,605,521
Net increase (decrease) in net assets resulting from operations	$56,791,326	$4,251,448	$2,083,526	$43,069,268	$1,588,843

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division
Investment Income:
Dividends	$—	$—	$11,917,209	$1,975,101	$—
Expenses:
Mortality and expense risk and other charges	753,290	3,730,418	5,040,501	1,275,248	3,485,102
Administrative charges	165,502	760,317	1,294,554	240,471	202,179
Total expenses	918,792	4,490,735	6,335,055	1,515,719	3,687,281
Net investment income (loss)	(918,792)	(4,490,735)	5,582,154	459,382	(3,687,281)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	2,987,945	22,536,007	—	2,466,092	—
Realized gains (losses) on sale of investments	(817,062)	2,985,356	(15,181,830)	413,377	(74,950,784)
Net realized gains (losses)	2,170,883	25,521,363	(15,181,830)	2,879,469	(74,950,784)
Change in unrealized gains (losses) on investments	12,766,904	124,150,012	70,086,218	10,508,681	180,462,492
Net realized and change in unrealized gains (losses) on investments	14,937,787	149,671,375	54,904,388	13,388,150	105,511,708
Net increase (decrease) in net assets resulting from operations	$14,018,995	$145,180,640	$60,486,542	$13,847,532	$101,824,427

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTI PanAgora Global Diversified Risk Division	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI Schroders Global Multi-Asset Division	BHFTI SSGA Growth and Income ETF Division
Investment Income:
Dividends	$47,557,885	$5,163,382	$14,090,902	$8,268,798	$10,474,031
Expenses:
Mortality and expense risk and other charges	5,977,613	2,459,301	4,889,800	4,250,223	4,442,384
Administrative charges	1,534,433	559,727	1,069,870	1,085,456	1,109,565
Total expenses	7,512,046	3,019,028	5,959,670	5,335,679	5,551,949
Net investment income (loss)	40,045,839	2,144,354	8,131,232	2,933,119	4,922,082
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	—	—
Realized gains (losses) on sale of investments	(34,880,314)	(4,584,455)	(11,697,626)	(6,698,412)	(8,995,915)
Net realized gains (losses)	(34,880,314)	(4,584,455)	(11,697,626)	(6,698,412)	(8,995,915)
Change in unrealized gains (losses) on investments	15,201,981	7,786,422	25,315,446	59,150,149	57,477,346
Net realized and change in unrealized gains (losses) on investments	(19,678,333)	3,201,967	13,617,820	52,451,737	48,481,431
Net increase (decrease) in net assets resulting from operations	$20,367,506	$5,346,321	$21,749,052	$55,384,856	$53,403,513

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division	BHFTI Victory Sycamore Mid Cap Value Division
Investment Income:
Dividends	$1,936,870	$8,273	$—	$404	$4,866,878
Expenses:
Mortality and expense risk and other charges	1,019,001	4,112	3,580,974	155	3,434,098
Administrative charges	240,874	882	684,390	17	526,382
Total expenses	1,259,875	4,994	4,265,364	172	3,960,480
Net investment income (loss)	676,995	3,279	(4,265,364)	232	906,398
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	5,484,843	66,093	19,796,643	—	36,187,269
Realized gains (losses) on sale of investments	(1,986,529)	(5,471)	(9,590,229)	(244)	2,462,345
Net realized gains (losses)	3,498,314	60,622	10,206,414	(244)	38,649,614
Change in unrealized gains (losses) on investments	9,577,525	(28,383)	53,478,012	637	(13,217,758)
Net realized and change in unrealized gains (losses) on investments	13,075,839	32,239	63,684,426	393	25,431,856
Net increase (decrease) in net assets resulting from operations	$13,752,834	$35,518	$59,419,062	$625	$26,338,254

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division
Investment Income:
Dividends	$6,088,880	$1,056,438	$7,595,609	$6,064	$499,662
Expenses:
Mortality and expense risk and other charges	2,257,422	986,780	2,709,766	1,576,411	353,481
Administrative charges	573,063	91,305	467,615	352,769	86,328
Total expenses	2,830,485	1,078,085	3,177,381	1,929,180	439,809
Net investment income (loss)	3,258,395	(21,647)	4,418,228	(1,923,116)	59,853
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	3,286,647	657
Realized gains (losses) on sale of investments	(8,016,165)	(1,941,904)	(5,787,770)	(4,842,259)	232,660
Net realized gains (losses)	(8,016,165)	(1,941,904)	(5,787,770)	(1,555,612)	233,317
Change in unrealized gains (losses) on investments	11,327,274	16,026,793	12,012,826	62,584,923	843,891
Net realized and change in unrealized gains (losses) on investments	3,311,109	14,084,889	6,225,056	61,029,311	1,077,208
Net increase (decrease) in net assets resulting from operations	$6,569,504	$14,063,242	$10,643,284	$59,106,195	$1,137,061

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division	BHFTII Brighthouse Asset Allocation 80 Division	BHFTII Brighthouse/ Artisan Mid Cap Value Division
Investment Income:
Dividends	$6,753,416	$20,358,425	$69,311,530	$40,606,846	$1,085,322
Expenses:
Mortality and expense risk and other charges	1,980,122	5,957,577	22,144,592	13,409,382	1,625,112
Administrative charges	449,072	1,362,865	5,164,055	2,982,743	246,853
Total expenses	2,429,194	7,320,442	27,308,647	16,392,125	1,871,965
Net investment income (loss)	4,324,222	13,037,983	42,002,883	24,214,721	(786,643)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	4,301,835	30,470,716	182,234,119	155,213,484	20,001,831
Realized gains (losses) on sale of investments	(6,470,412)	(14,193,684)	(41,554,383)	(17,166,293)	(957,776)
Net realized gains (losses)	(2,168,577)	16,277,032	140,679,736	138,047,191	19,044,055
Change in unrealized gains (losses) on investments	9,589,112	21,615,910	70,790,029	33,925,550	5,381,918
Net realized and change in unrealized gains (losses) on investments	7,420,535	37,892,942	211,469,765	171,972,741	24,425,973
Net increase (decrease) in net assets resulting from operations	$11,744,757	$50,930,925	$253,472,648	$196,187,462	$23,639,330

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division
Investment Income:
Dividends	$107,872	$10,051,998	$5,222,001	$—	$—
Expenses:
Mortality and expense risk and other charges	46,666	5,691,242	4,277,277	4,694,911	1,975,071
Administrative charges	11,534	152,848	834,497	128,562	355,977
Total expenses	58,200	5,844,090	5,111,774	4,823,473	2,331,048
Net investment income (loss)	49,672	4,207,908	110,227	(4,823,473)	(2,331,048)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	150,267	3,587,761	44,645,368	—	—
Realized gains (losses) on sale of investments	(280,597)	(3,056,067)	(3,133,232)	(8,889,340)	(8,768,536)
Net realized gains (losses)	(130,330)	531,694	41,512,136	(8,889,340)	(8,768,536)
Change in unrealized gains (losses) on investments	620,537	67,453,415	(17,696,552)	74,453,586	87,847,931
Net realized and change in unrealized gains (losses) on investments	490,207	67,985,109	23,815,584	65,564,246	79,079,395
Net increase (decrease) in net assets resulting from operations	$539,879	$72,193,017	$23,925,811	$60,740,773	$76,748,347

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Mid Cap Stock Index Division	BHFTII MetLife MSCI EAFE® Index Division
Investment Income:
Dividends	$81,572	$—	$18,407,449	$4,782,383	$8,583,302
Expenses:
Mortality and expense risk and other charges	1,291,886	475,402	6,965,272	4,319,363	3,771,340
Administrative charges	242,347	71,645	1,420,355	718,425	690,449
Total expenses	1,534,233	547,047	8,385,627	5,037,788	4,461,789
Net investment income (loss)	(1,452,661)	(547,047)	10,021,822	(255,405)	4,121,513
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	6,340,922	—	—	26,754,105	—
Realized gains (losses) on sale of investments	(1,930,168)	(1,622,000)	(12,540,175)	1,428,733	6,640,159
Net realized gains (losses)	4,410,754	(1,622,000)	(12,540,175)	28,182,838	6,640,159
Change in unrealized gains (losses) on investments	15,348,115	6,515,175	26,837,562	28,565,283	44,682,840
Net realized and change in unrealized gains (losses) on investments	19,758,869	4,893,175	14,297,387	56,748,121	51,322,999
Net increase (decrease) in net assets resulting from operations	$18,306,208	$4,346,128	$24,319,209	$56,492,716	$55,444,512

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII Neuberger Berman Genesis Division
Investment Income:
Dividends	$3,142,920	$36,001,544	$1,968,799	$8,724,495	$144,474
Expenses:
Mortality and expense risk and other charges	2,774,927	30,079,332	961,282	5,410,711	2,604,407
Administrative charges	421,362	2,967,698	178,086	965,643	313,834
Total expenses	3,196,289	33,047,030	1,139,368	6,376,354	2,918,241
Net investment income (loss)	(53,369)	2,954,514	829,431	2,348,141	(2,773,767)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	4,716,431	183,826,281	4,939,882	62,019,693	21,031,717
Realized gains (losses) on sale of investments	(1,398,990)	98,506,666	(590,445)	(5,138,372)	406,084
Net realized gains (losses)	3,317,441	282,332,947	4,349,437	56,881,321	21,437,801
Change in unrealized gains (losses) on investments	34,683,037	303,124,264	2,866,604	(27,226,658)	12,194,049
Net realized and change in unrealized gains (losses) on investments	38,000,478	585,457,211	7,216,041	29,654,663	33,631,850
Net increase (decrease) in net assets resulting from operations	$37,947,109	$588,411,725	$8,045,472	$32,002,804	$30,858,083

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII VanEck Global Natural Resources Division	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division
Investment Income:
Dividends	$—	$91,846	$521,385	$17,311,799	$1,986,798
Expenses:
Mortality and expense risk and other charges	5,219,673	3,698,103	179,250	2,816,101	964,819
Administrative charges	829,495	432,778	45,998	547,382	193,594
Total expenses	6,049,168	4,130,881	225,248	3,363,483	1,158,413
Net investment income (loss)	(6,049,168)	(4,039,035)	296,137	13,948,316	828,385
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	8,827,636	—	—	—
Realized gains (losses) on sale of investments	(11,693,383)	(4,094,103)	259,614	(6,991,029)	(2,148,729)
Net realized gains (losses)	(11,693,383)	4,733,533	259,614	(6,991,029)	(2,148,729)
Change in unrealized gains (losses) on investments	197,327,529	61,886,887	(1,439,099)	13,174,674	4,227,960
Net realized and change in unrealized gains (losses) on investments	185,634,146	66,620,420	(1,179,485)	6,183,645	2,079,231
Net increase (decrease) in net assets resulting from operations	$179,584,978	$62,581,385	$(883,348)	$20,131,961	$2,907,616

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division	Delaware VIP® Small Cap Value Division	Fidelity® VIP Contrafund® Division
Investment Income:
Dividends	$413	$732,076	$10,893	$7	$1,469
Expenses:
Mortality and expense risk and other charges	177	486,864	55,383	4	5,281
Administrative charges	38	43,817	—	—	630
Total expenses	215	530,681	55,383	4	5,911
Net investment income (loss)	198	201,395	(44,490)	3	(4,442)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	175,372	—	33	22,556
Realized gains (losses) on sale of investments	(208)	450,217	(146,577)	—	39,812
Net realized gains (losses)	(208)	625,589	(146,577)	33	62,368
Change in unrealized gains (losses) on investments	1,744	5,840,043	787,474	33	118,994
Net realized and change in unrealized gains (losses) on investments	1,536	6,465,632	640,897	66	181,362
Net increase (decrease) in net assets resulting from operations	$1,734	$6,667,027	$596,407	$69	$176,920

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	Fidelity® VIP Equity-Income Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division
Investment Income:
Dividends	$1,177,618	$105,696	$152,752	$187,573	$130,022
Expenses:
Mortality and expense risk and other charges	590,975	37,585	59,848	73,464	64,655
Administrative charges	39,070	596	7,200	9,027	7,855
Total expenses	630,045	38,181	67,048	82,491	72,510
Net investment income (loss)	547,573	67,515	85,704	105,082	57,512
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,767,656	28,496	—	—	11,671
Realized gains (losses) on sale of investments	545,208	(154,874)	(223,494)	(37,438)	(15,668)
Net realized gains (losses)	2,312,864	(126,378)	(223,494)	(37,438)	(3,997)
Change in unrealized gains (losses) on investments	2,818,334	438,306	803,894	916,057	937,074
Net realized and change in unrealized gains (losses) on investments	5,131,198	311,928	580,400	878,619	933,077
Net increase (decrease) in net assets resulting from operations	$5,678,771	$379,443	$666,104	$983,701	$990,589

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division (a)	Fidelity® VIP Freedom 2060 Division (a)
Investment Income:
Dividends	$73,240	$64,299	$134,173	$3,454	$4,444
Expenses:
Mortality and expense risk and other charges	44,018	42,525	93,797	589	657
Administrative charges	5,447	4,630	9,859	11	10
Total expenses	49,465	47,155	103,656	600	667
Net investment income (loss)	23,775	17,144	30,517	2,854	3,777
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	53,941	62,499	134,330	398	378
Realized gains (losses) on sale of investments	(19,901)	(5,134)	(8,732)	891	(9)
Net realized gains (losses)	34,040	57,365	125,598	1,289	369
Change in unrealized gains (losses) on investments	706,770	673,290	1,469,797	24,762	12,851
Net realized and change in unrealized gains (losses) on investments	740,810	730,655	1,595,395	26,051	13,220
Net increase (decrease) in net assets resulting from operations	$764,585	$747,799	$1,625,912	$28,905	$16,997

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2023

	Fidelity® VIP FundsManager 50% Division	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division	Fidelity® VIP Investment Grade Bond Division
Investment Income:
Dividends	$4,270,393	$3,794,666	$181,969	$140,997	$162,585
Expenses:
Mortality and expense risk and other charges	3,461,643	3,301,355	36,145	1,030,437	62,589
Administrative charges	—	—	—	—	—
Total expenses	3,461,643	3,301,355	36,145	1,030,437	62,589
Net investment income (loss)	808,750	493,311	145,824	(889,440)	99,996
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	5,085,341	—
Realized gains (losses) on sale of investments	(3,291,849)	(3,363,759)	—	2,950,313	(296,334)
Net realized gains (losses)	(3,291,849)	(3,363,759)	—	8,035,654	(296,334)
Change in unrealized gains (losses) on investments	20,507,143	22,088,816	—	25,370,527	526,085
Net realized and change in unrealized gains (losses) on investments	17,215,294	18,725,057	—	33,406,181	229,751
Net increase (decrease) in net assets resulting from operations	$18,024,044	$19,218,368	$145,824	$32,516,741	$329,747

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Mid Cap Division	FTVIPT Templeton Developing Markets VIP Division	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division
Investment Income:
Dividends	$1,025	$717	$48	$47	$526
Expenses:
Mortality and expense risk and other charges	2,674	275	11	445	429
Administrative charges	333	33	—	55	52
Total expenses	3,007	308	11	500	481
Net investment income (loss)	(1,982)	409	37	(453)	45
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	8,078	26	—	3,815	1,528
Realized gains (losses) on sale of investments	(6,405)	3	—	873	348
Net realized gains (losses)	1,673	29	—	4,688	1,876
Change in unrealized gains (losses) on investments	34,505	3,338	231	5,028	7,321
Net realized and change in unrealized gains (losses) on investments	36,178	3,367	231	9,716	9,197
Net increase (decrease) in net assets resulting from operations	$34,196	$3,776	$268	$9,263	$9,242

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)
For the year ended December 31, 2023

	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Core Plus Division	Morgan Stanley VIF Global Infrastructure Division
Investment Income:
Dividends	$1,797	$—	$—	$14	$1,176
Expenses:
Mortality and expense risk and other charges	675	3,318	284	1	512
Administrative charges	83	386	29	—	125
Total expenses	758	3,704	313	1	637
Net investment income (loss)	1,039	(3,704)	(313)	13	539
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	12,086	3,451	—	—	7,305
Realized gains (losses) on sale of investments	887	4,551	(39)	(1)	(2,362)
Net realized gains (losses)	12,973	8,002	(39)	(1)	4,943
Change in unrealized gains (losses) on investments	(3,538)	131,842	2,676	10	(3,972)
Net realized and change in unrealized gains (losses) on investments	9,435	139,844	2,637	9	971
Net increase (decrease) in net assets resulting from operations	$10,474	$136,140	$2,324	$22	$1,510

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT CommodityRealReturn® Strategy Division	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division	TAP 1919 Variable Socially Responsive Balanced Division
Investment Income:
Dividends	$12,257	$357	$718	$96
Expenses:
Mortality and expense risk and other charges	846	94	133	69
Administrative charges	190	24	30	8
Total expenses	1,036	118	163	77
Net investment income (loss)	11,221	239	555	19
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—	—	368
Realized gains (losses) on sale of investments	(1,553)	(521)	(1,018)	4
Net realized gains (losses)	(1,553)	(521)	(1,018)	372
Change in unrealized gains (losses) on investments	(17,367)	852	1,779	1,175
Net realized and change in unrealized gains (losses) on investments	(18,920)	331	761	1,547
Net increase (decrease) in net assets resulting from operations	$(7,699)	$570	$1,316	$1,566

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2023 and 2022

	American Funds® Global Growth Division		American Funds® Global Small Capitalization Division		American Funds® Growth Division		American Funds® Growth-Income Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$16	$(600)	$(3,473,092)	$(4,738,089)	$(9,974,577)	$(11,086,633)	$(415,813)	$(1,124,484)
Net realized gains (losses)	14,766	30,895	(4,334,979)	110,565,705	81,701,986	172,377,778	51,445,384	86,024,905
Change in unrealized gains (losses) on investments	18,491	(98,832)	49,204,319	(241,602,749)	228,450,939	(570,738,790)	82,246,255	(224,223,198)
Net increase (decrease) in net assets resulting from operations	33,273	(68,537)	41,396,248	(135,775,133)	300,178,348	(409,447,645)	133,275,826	(139,322,777)
Contract Transactions:
Purchase payments received from contract owners	—	—	3,214,894	3,426,544	10,276,263	10,510,904	4,914,733	5,894,086
Net transfers (including fixed account)	(4,053)	12,407	1,512,699	19,218,135	(29,461,103)	12,411,007	(12,996,093)	(10,860,140)
Contract charges	—	—	(1,368,372)	(1,437,382)	(2,635,893)	(2,699,019)	(2,210,533)	(2,327,331)
Transfers for contract benefits and terminations	(8,521)	(54,317)	(33,853,284)	(31,233,255)	(113,693,434)	(96,970,497)	(76,324,835)	(72,129,653)
Net increase (decrease) in net assets resulting from contract transactions	(12,574)	(41,910)	(30,494,063)	(10,025,958)	(135,514,167)	(76,747,605)	(86,616,728)	(79,423,038)
Net increase (decrease) in net assets	20,699	(110,447)	10,902,185	(145,801,091)	164,664,181	(486,195,250)	46,659,098	(218,745,815)
Net Assets:
Beginning of year	162,720	273,167	297,344,865	443,145,956	873,280,583	1,359,475,833	590,162,234	808,908,049
End of year	$183,419	$162,720	$308,247,050	$297,344,865	$1,037,944,764	$873,280,583	$636,821,332	$590,162,234

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	American Funds® The Bond Fund of America Division		BHFTI AB Global Dynamic Allocation Division		BHFTI Allspring Mid Cap Value Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,227,906	$950,805	$12,503,450	$28,124,565	$(30)	$(1,411)
Net realized gains (losses)	(1,537,118)	(642,816)	(14,879,646)	62,021,926	12,766	41,241
Change in unrealized gains (losses) on investments	2,431,984	(11,257,097)	78,042,191	(327,522,776)	(5,650)	(60,899)
Net increase (decrease) in net assets resulting from operations	2,122,772	(10,949,108)	75,665,995	(237,376,285)	7,086	(21,069)
Contract Transactions:
Purchase payments received from contract owners	884,490	1,119,826	3,250,616	2,555,674	—	—
Net transfers (including fixed account)	5,365,756	(3,395,469)	(6,171,833)	(6,661,615)	(590)	(17,434)
Contract charges	(360,616)	(387,200)	(15,950,532)	(16,411,512)	(8)	(8)
Transfers for contract benefits and terminations	(7,441,958)	(7,464,547)	(84,888,335)	(94,257,778)	(71,514)	(95,559)
Net increase (decrease) in net assets resulting from contract transactions	(1,552,328)	(10,127,390)	(103,760,084)	(114,775,231)	(72,112)	(113,001)
Net increase (decrease) in net assets	570,444	(21,076,498)	(28,094,089)	(352,151,516)	(65,026)	(134,070)
Net Assets:
Beginning of year	62,514,765	83,591,263	797,530,989	1,149,682,505	114,557	248,627
End of year	$63,085,209	$62,514,765	$769,436,900	$797,530,989	$49,531	$114,557

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI American Funds® Balanced Allocation Division		BHFTI American Funds® Growth Allocation Division		BHFTI American Funds® Growth Division		BHFTI American Funds® Moderate Allocation Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$6,345,243	$1,186,639	$3,171,203	$(715,523)	$769,027	$(1,868,338)	$7,503,937	$3,024,869
Net realized gains (losses)	35,252,821	85,000,080	34,740,355	63,606,919	32,029,166	56,874,578	21,507,186	61,309,443
Change in unrealized gains (losses) on investments	41,270,950	(224,136,212)	28,369,477	(159,530,461)	41,923,789	(159,675,478)	29,617,249	(176,797,608)
Net increase (decrease) in net assets resulting from operations	82,869,014	(137,949,493)	66,281,035	(96,639,065)	74,721,982	(104,669,238)	58,628,372	(112,463,296)
Contract Transactions:
Purchase payments received from contract owners	4,009,287	3,467,512	5,676,378	5,405,481	434,862	427,075	3,516,778	4,472,422
Net transfers (including fixed account)	2,133,601	1,999,004	8,594,144	(3,673,139)	(14,474,535)	19,470,762	(3,879,505)	(5,417,815)
Contract charges	(6,746,445)	(7,004,629)	(3,796,414)	(3,902,401)	(2,187,253)	(2,157,133)	(6,418,365)	(6,757,574)
Transfers for contract benefits and terminations	(69,097,346)	(65,994,097)	(44,202,345)	(34,747,511)	(32,361,610)	(32,775,326)	(65,971,856)	(66,827,932)
Net increase (decrease) in net assets resulting from contract transactions	(69,700,903)	(67,532,210)	(33,728,237)	(36,917,570)	(48,588,536)	(15,034,622)	(72,752,948)	(74,530,899)
Net increase (decrease) in net assets	13,168,111	(205,481,703)	32,552,798	(133,556,635)	26,133,446	(119,703,860)	(14,124,576)	(186,994,195)
Net Assets:
Beginning of year	587,177,966	792,659,669	369,378,870	502,935,505	225,213,085	344,916,945	551,584,025	738,578,220
End of year	$600,346,077	$587,177,966	$401,931,668	$369,378,870	$251,346,531	$225,213,085	$537,459,449	$551,584,025

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTI BlackRock Global Tactical Strategies Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Asset Allocation 100 Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$20,165,886	$12,839,553	$9,484	$11,007	$3,529,319	$519,814
Net realized gains (losses)	(21,379,763)	29,169,171	(4,377)	(5,719)	29,322,983	19,516,364
Change in unrealized gains (losses) on investments	114,550,502	(320,092,162)	19,272	(42,590)	6,155,560	(77,928,593)
Net increase (decrease) in net assets resulting from operations	113,336,625	(278,083,438)	24,379	(37,302)	39,007,862	(57,892,415)
Contract Transactions:
Purchase payments received from contract owners	3,727,136	2,932,361	10,894	9,962	5,129,357	5,846,488
Net transfers (including fixed account)	(4,409,824)	(13,731,016)	137	(5,353)	(581,355)	227,912
Contract charges	(20,601,617)	(21,038,300)	(21)	(29)	(498,244)	(517,685)
Transfers for contract benefits and terminations	(111,036,648)	(124,273,619)	(41,022)	(116,349)	(24,387,799)	(16,977,396)
Net increase (decrease) in net assets resulting from contract transactions	(132,320,953)	(156,110,574)	(30,012)	(111,769)	(20,338,041)	(11,420,681)
Net increase (decrease) in net assets	(18,984,328)	(434,194,012)	(5,633)	(149,071)	18,669,821	(69,313,096)
Net Assets:
Beginning of year	1,022,437,228	1,456,631,240	225,153	374,224	208,742,838	278,055,934
End of year	$1,003,452,900	$1,022,437,228	$219,520	$225,153	$227,412,659	$208,742,838

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI Brighthouse Balanced Plus Division		BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/abrdn Emerging Markets Equity Division		BHFTI Brighthouse/Eaton Vance Floating Rate Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$42,228,697	$31,433,910	$(26,143)	$(95,991)	$(63,781)	$(166,160)	$694,689	$402,317
Net realized gains (losses)	(77,125,850)	207,674,759	1,233,824	3,242,240	(517,073)	4,574,073	(186,172)	(316,264)
Change in unrealized gains (losses) on investments	196,294,154	(959,272,106)	774,577	(5,893,184)	2,122,824	(15,226,823)	989,398	(703,813)
Net increase (decrease) in net assets resulting from operations	161,397,001	(720,163,437)	1,982,258	(2,746,935)	1,541,970	(10,818,910)	1,497,915	(617,760)
Contract Transactions:
Purchase payments received from contract owners	8,266,678	5,639,355	434,366	488,876	41,639	59,481	18,980	36,766
Net transfers (including fixed account)	(10,573,448)	(14,040,173)	(179,101)	(207,140)	814,566	3,682,177	164,872	1,837,610
Contract charges	(41,074,493)	(43,089,629)	(35,642)	(37,386)	(302,418)	(311,270)	(52,900)	(55,572)
Transfers for contract benefits and terminations	(252,366,310)	(293,878,722)	(1,422,247)	(1,640,013)	(3,484,330)	(3,237,265)	(3,536,305)	(3,137,962)
Net increase (decrease) in net assets resulting from contract transactions	(295,747,573)	(345,369,169)	(1,202,624)	(1,395,663)	(2,930,543)	193,123	(3,405,353)	(1,319,158)
Net increase (decrease) in net assets	(134,350,572)	(1,065,532,606)	779,634	(4,142,598)	(1,388,573)	(10,625,787)	(1,907,438)	(1,936,918)
Net Assets:
Beginning of year	2,228,950,822	3,294,483,428	16,182,500	20,325,098	29,791,833	40,417,620	17,729,471	19,666,389
End of year	$2,094,600,250	$2,228,950,822	$16,962,134	$16,182,500	$28,403,260	$29,791,833	$15,822,033	$17,729,471

(a) For the period May 1, 2023 to December 31, 2023.
The accompanying notes are an integral part of these financial statements.

	BHFTI Brighthouse/Franklin Low Duration Total Return Division		BHFTI Brighthouse/Templeton International Bond Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,176,809	$859,414	$(39,322)	$(46,530)	$(1,979,881)	$(3,429,027)
Net realized gains (losses)	(1,164,280)	(1,587,328)	(186,858)	(354,292)	38,866,023	163,929,199
Change in unrealized gains (losses) on investments	2,170,217	(3,075,706)	298,604	159,953	111,075,855	(333,559,874)
Net increase (decrease) in net assets resulting from operations	2,182,746	(3,803,620)	72,424	(240,869)	147,961,997	(173,059,702)
Contract Transactions:
Purchase payments received from contract owners	319,848	299,463	4,132	14,183	6,020,024	5,003,825
Net transfers (including fixed account)	3,886,297	(1,399,226)	168,473	(415,407)	(6,934,522)	(11,768,419)
Contract charges	(509,418)	(529,533)	(43,869)	(49,174)	(480,984)	(508,906)
Transfers for contract benefits and terminations	(7,292,119)	(7,966,583)	(372,371)	(439,378)	(74,742,276)	(63,884,716)
Net increase (decrease) in net assets resulting from contract transactions	(3,595,392)	(9,595,879)	(243,635)	(889,776)	(76,137,758)	(71,158,216)
Net increase (decrease) in net assets	(1,412,646)	(13,399,499)	(171,211)	(1,130,645)	71,824,239	(244,217,918)
Net Assets:
Beginning of year	54,277,970	67,677,469	3,433,306	4,563,951	644,887,319	889,105,237
End of year	$52,865,324	$54,277,970	$3,262,095	$3,433,306	$716,711,558	$644,887,319

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI CBRE Global Real Estate Division		BHFTI Harris Oakmark International Division		BHFTI Invesco Balanced-Risk Allocation Division		BHFTI Invesco Comstock Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,545,405	$4,131,392	$2,072,356	$2,974,152	$6,849,828	$18,693,315	$124	$103
Net realized gains (losses)	(3,154,105)	13,825,342	(2,202,041)	12,479,425	(12,087,187)	17,959,209	2,513	2,664
Change in unrealized gains (losses) on investments	15,186,754	(63,561,926)	48,514,516	(76,926,754)	21,611,720	(91,721,301)	(1,078)	(2,739)
Net increase (decrease) in net assets resulting from operations	13,578,054	(45,605,192)	48,384,831	(61,473,177)	16,374,361	(55,068,777)	1,559	28
Contract Transactions:
Purchase payments received from contract owners	1,548,870	1,550,765	3,596,713	3,934,219	1,029,932	482,793	—	—
Net transfers (including fixed account)	2,285,840	1,415,572	(9,329,218)	(4,610,863)	72,993	28,516,289	(96)	(1,546)
Contract charges	(566,340)	(620,428)	(1,752,685)	(1,805,292)	(6,279,083)	(6,406,962)	(2)	(2)
Transfers for contract benefits and terminations	(14,392,551)	(14,101,928)	(34,037,059)	(29,591,370)	(41,558,573)	(46,146,413)	(25)	(2,196)
Net increase (decrease) in net assets resulting from contract transactions	(11,124,181)	(11,756,019)	(41,522,249)	(32,073,306)	(46,734,731)	(23,554,293)	(123)	(3,744)
Net increase (decrease) in net assets	2,453,873	(57,361,211)	6,862,582	(93,546,483)	(30,360,370)	(78,623,070)	1,436	(3,716)
Net Assets:
Beginning of year	126,167,563	183,528,774	286,002,102	379,548,585	342,320,387	420,943,457	14,227	17,943
End of year	$128,621,436	$126,167,563	$292,864,684	$286,002,102	$311,960,017	$342,320,387	$15,663	$14,227

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Global Equity Division		BHFTI Invesco Small Cap Growth Division		BHFTI JPMorgan Core Bond Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,963,017)	$(2,580,091)	$(516,851)	$(617,969)	$753,789	$661,022
Net realized gains (losses)	15,333,816	33,174,935	(4,613,059)	12,422,000	(981,644)	(1,525,442)
Change in unrealized gains (losses) on investments	43,420,527	(123,087,099)	9,381,358	(37,781,915)	2,311,381	(8,288,792)
Net increase (decrease) in net assets resulting from operations	56,791,326	(92,492,255)	4,251,448	(25,977,884)	2,083,526	(9,153,212)
Contract Transactions:
Purchase payments received from contract owners	2,149,110	2,444,025	825,302	837,209	68,177	108,137
Net transfers (including fixed account)	(8,137,749)	7,985,653	841,873	(433,705)	5,486,498	(5,051,002)
Contract charges	(879,138)	(858,923)	(182,908)	(200,266)	(551,461)	(592,945)
Transfers for contract benefits and terminations	(20,994,702)	(20,703,866)	(5,044,268)	(4,860,882)	(6,162,510)	(7,101,858)
Net increase (decrease) in net assets resulting from contract transactions	(27,862,479)	(11,133,111)	(3,560,001)	(4,657,644)	(1,159,296)	(12,637,668)
Net increase (decrease) in net assets	28,928,847	(103,625,366)	691,447	(30,635,528)	924,230	(21,790,880)
Net Assets:
Beginning of year	183,035,203	286,660,569	42,465,874	73,101,402	49,423,341	71,214,221
End of year	$211,964,050	$183,035,203	$43,157,321	$42,465,874	$50,347,571	$49,423,341

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI JPMorgan Global Active Allocation Division		BHFTI JPMorgan Small Cap Value Division		BHFTI Loomis Sayles Global Allocation Division		BHFTI Loomis Sayles Growth Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,596,689	$7,344,239	$(16,678)	$(63,574)	$(918,792)	$(1,014,366)	$(4,490,735)	$(4,538,066)
Net realized gains (losses)	(10,589,479)	70,703,310	635,800	5,403,031	2,170,883	11,174,916	25,521,363	31,509,483
Change in unrealized gains (losses) on investments	51,062,058	(208,762,149)	969,721	(8,055,046)	12,766,904	(35,255,249)	124,150,012	(161,762,515)
Net increase (decrease) in net assets resulting from operations	43,069,268	(130,714,600)	1,588,843	(2,715,589)	14,018,995	(25,094,699)	145,180,640	(134,791,098)
Contract Transactions:
Purchase payments received from contract owners	1,229,699	1,233,243	29,524	33,491	644,495	796,247	3,444,415	3,703,055
Net transfers (including fixed account)	2,571,488	(4,747,060)	200,217	(471,354)	(2,681,215)	217,103	(33,979,441)	5,025,585
Contract charges	(9,373,603)	(9,696,140)	(119,094)	(133,022)	(572,330)	(587,114)	(2,314,076)	(2,269,417)
Transfers for contract benefits and terminations	(66,484,242)	(67,047,132)	(1,562,138)	(1,688,533)	(7,872,493)	(8,298,381)	(43,214,584)	(36,882,765)
Net increase (decrease) in net assets resulting from contract transactions	(72,056,658)	(80,257,089)	(1,451,491)	(2,259,418)	(10,481,543)	(7,872,145)	(76,063,686)	(30,423,542)
Net increase (decrease) in net assets	(28,987,390)	(210,971,689)	137,352	(4,975,007)	3,537,452	(32,966,844)	69,116,954	(165,214,640)
Net Assets:
Beginning of year	516,956,283	727,927,972	14,322,001	19,297,008	72,766,561	105,733,405	315,672,632	480,887,272
End of year	$487,968,893	$516,956,283	$14,459,353	$14,322,001	$76,304,013	$72,766,561	$384,789,586	$315,672,632

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTI MetLife Multi-Index Targeted Risk Division		BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,582,154	$3,483,223	$459,382	$917,811	$(3,687,281)	$(4,834,919)
Net realized gains (losses)	(15,181,830)	48,589,087	2,879,469	9,844,167	(74,950,784)	103,773,262
Change in unrealized gains (losses) on investments	70,086,218	(216,901,342)	10,508,681	(41,407,002)	180,462,492	(554,186,540)
Net increase (decrease) in net assets resulting from operations	60,486,542	(164,829,032)	13,847,532	(30,645,024)	101,824,427	(455,248,197)
Contract Transactions:
Purchase payments received from contract owners	1,270,021	1,047,801	1,448,097	1,650,637	5,531,645	5,502,867
Net transfers (including fixed account)	5,464,548	(3,027,561)	(493,385)	(758,521)	(6,663,903)	23,963,355
Contract charges	(9,643,940)	(9,990,250)	(657,147)	(680,762)	(485,323)	(500,754)
Transfers for contract benefits and terminations	(66,888,267)	(67,937,518)	(13,858,825)	(13,126,004)	(30,030,741)	(30,954,365)
Net increase (decrease) in net assets resulting from contract transactions	(69,797,638)	(79,907,528)	(13,561,260)	(12,914,650)	(31,648,322)	(1,988,897)
Net increase (decrease) in net assets	(9,311,096)	(244,736,560)	286,272	(43,559,674)	70,176,105	(457,237,094)
Net Assets:
Beginning of year	530,165,527	774,902,087	125,419,892	168,979,566	271,897,111	729,134,205
End of year	$520,854,431	$530,165,527	$125,706,164	$125,419,892	$342,073,216	$271,897,111

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI PanAgora Global Diversified Risk Division		BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division		BHFTI Schroders Global Multi-Asset Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$40,045,839	$81,124,335	$2,144,354	$14,219,866	$8,131,232	$9,399,306	$2,933,119	$849,699
Net realized gains (losses)	(34,880,314)	35,513,148	(4,584,455)	(2,725,684)	(11,697,626)	(14,391,292)	(6,698,412)	30,145,125
Change in unrealized gains (losses) on investments	15,201,981	(262,518,904)	7,786,422	(52,041,881)	25,315,446	(93,582,768)	59,150,149	(164,088,196)
Net increase (decrease) in net assets resulting from operations	20,367,506	(145,881,421)	5,346,321	(40,547,699)	21,749,052	(98,574,754)	55,384,856	(133,093,372)
Contract Transactions:
Purchase payments received from contract owners	2,898,039	1,494,439	1,594,719	1,786,663	3,413,095	3,653,049	1,102,981	857,752
Net transfers (including fixed account)	1,548,854	757,159,029	10,273,411	(16,046,902)	32,015,671	(25,028,289)	(1,369,921)	(4,787,708)
Contract charges	(13,167,348)	(10,759,215)	(2,364,428)	(2,627,608)	(4,058,122)	(4,422,675)	(8,077,421)	(8,420,119)
Transfers for contract benefits and terminations	(67,108,115)	(51,355,939)	(29,685,308)	(29,318,065)	(58,600,210)	(57,588,489)	(56,708,339)	(57,824,524)
Net increase (decrease) in net assets resulting from contract transactions	(75,828,570)	696,538,314	(20,181,606)	(46,205,912)	(27,229,566)	(83,386,404)	(65,052,700)	(70,174,599)
Net increase (decrease) in net assets	(55,461,064)	550,656,893	(14,835,285)	(86,753,611)	(5,480,514)	(181,961,158)	(9,667,844)	(203,267,971)
Net Assets:
Beginning of year	643,605,338	92,948,445	250,254,578	337,008,189	485,365,597	667,326,755	446,173,171	649,441,142
End of year	$588,144,274	$643,605,338	$235,419,293	$250,254,578	$479,885,083	$485,365,597	$436,505,327	$446,173,171

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTI SSGA Growth and Income ETF Division		BHFTI SSGA Growth ETF Division		BHFTI T. Rowe Price Large Cap Value Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,922,082	$9,026,497	$676,995	$1,711,328	$3,279	$4,515
Net realized gains (losses)	(8,995,915)	80,335,921	3,498,314	18,487,806	60,622	93,504
Change in unrealized gains (losses) on investments	57,477,346	(187,053,193)	9,577,525	(42,167,385)	(28,383)	(150,698)
Net increase (decrease) in net assets resulting from operations	53,403,513	(97,690,775)	13,752,834	(21,968,251)	35,518	(52,679)
Contract Transactions:
Purchase payments received from contract owners	1,327,893	1,957,039	1,136,761	1,434,366	3,420	2,125
Net transfers (including fixed account)	(1,872,799)	(4,463,329)	(567,897)	(627,962)	9,013	23,342
Contract charges	(5,835,955)	(6,120,430)	(926,433)	(939,723)	(21)	(22)
Transfers for contract benefits and terminations	(48,005,570)	(56,397,003)	(10,303,523)	(9,978,952)	(67,221)	(234,377)
Net increase (decrease) in net assets resulting from contract transactions	(54,386,431)	(65,023,723)	(10,661,092)	(10,112,271)	(54,809)	(208,932)
Net increase (decrease) in net assets	(982,918)	(162,714,498)	3,091,742	(32,080,522)	(19,291)	(261,611)
Net Assets:
Beginning of year	453,319,661	616,034,159	101,146,274	133,226,796	469,865	731,476
End of year	$452,336,743	$453,319,661	$104,238,016	$101,146,274	$450,574	$469,865

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division		BHFTI Victory Sycamore Mid Cap Value Division		BHFTI Western Asset Management Government Income Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(4,265,364)	$(4,691,665)	$232	$(76)	$906,398	$1,704,012	$3,258,395	$2,886,459
Net realized gains (losses)	10,206,414	65,578,444	(244)	(1,384)	38,649,614	52,452,175	(8,016,165)	(5,806,492)
Change in unrealized gains (losses) on investments	53,478,012	(175,127,634)	637	(3,108)	(13,217,758)	(69,565,738)	11,327,274	(46,319,709)
Net increase (decrease) in net assets resulting from operations	59,419,062	(114,240,855)	625	(4,568)	26,338,254	(15,409,551)	6,569,504	(49,239,742)
Contract Transactions:
Purchase payments received from contract owners	4,117,118	4,931,288	—	—	2,568,344	2,543,213	1,752,475	1,512,122
Net transfers (including fixed account)	3,249,611	(4,947,038)	—	(25,305)	(2,548,178)	(14,519,291)	7,413,347	16,143,275
Contract charges	(1,652,011)	(1,726,852)	(2)	—	(1,080,565)	(1,191,135)	(5,168,854)	(5,528,089)
Transfers for contract benefits and terminations	(44,548,682)	(39,186,882)	(1,332)	(3)	(36,619,863)	(34,698,701)	(36,880,178)	(44,795,563)
Net increase (decrease) in net assets resulting from contract transactions	(38,833,964)	(40,929,484)	(1,334)	(25,308)	(37,680,262)	(47,865,914)	(32,883,210)	(32,668,255)
Net increase (decrease) in net assets	20,585,098	(155,170,339)	(709)	(29,876)	(11,342,008)	(63,275,465)	(26,313,706)	(81,907,997)
Net Assets:
Beginning of year	340,891,490	496,061,829	15,515	45,391	331,206,446	394,481,911	244,217,321	326,125,318
End of year	$361,476,588	$340,891,490	$14,806	$15,515	$319,864,438	$331,206,446	$217,903,615	$244,217,321

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTII Baillie Gifford International Stock Division		BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(21,647)	$(206,864)	$4,418,228	$4,423,827	$(1,923,116)	$(2,088,937)
Net realized gains (losses)	(1,941,904)	6,843,249	(5,787,770)	(6,655,792)	(1,555,612)	45,241,170
Change in unrealized gains (losses) on investments	16,026,793	(43,602,877)	12,012,826	(50,416,643)	62,584,923	(131,433,385)
Net increase (decrease) in net assets resulting from operations	14,063,242	(36,966,492)	10,643,284	(52,648,608)	59,106,195	(88,281,152)
Contract Transactions:
Purchase payments received from contract owners	874,747	833,886	2,022,345	2,040,246	1,868,871	2,660,256
Net transfers (including fixed account)	(1,409,187)	2,830,334	13,468,905	(15,465,982)	(6,753,531)	4,260,057
Contract charges	(288,222)	(296,034)	(1,618,540)	(1,767,624)	(854,589)	(866,232)
Transfers for contract benefits and terminations	(8,133,233)	(7,544,141)	(30,825,413)	(33,563,669)	(18,474,448)	(19,193,088)
Net increase (decrease) in net assets resulting from contract transactions	(8,955,895)	(4,175,955)	(16,952,703)	(48,757,029)	(24,213,697)	(13,139,007)
Net increase (decrease) in net assets	5,107,347	(41,142,447)	(6,309,419)	(101,405,637)	34,892,498	(101,420,159)
Net Assets:
Beginning of year	85,003,047	126,145,494	260,026,298	361,431,935	133,568,070	234,988,229
End of year	$90,110,394	$85,003,047	$253,716,879	$260,026,298	$168,460,568	$133,568,070

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse Asset Allocation 20 Division		BHFTII Brighthouse Asset Allocation 40 Division		BHFTII Brighthouse Asset Allocation 60 Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$59,853	$(469,854)	$4,324,222	$4,327,638	$13,037,983	$9,110,836	$42,002,883	$22,498,331
Net realized gains (losses)	233,317	(97,481)	(2,168,577)	3,155,287	16,277,032	29,296,004	140,679,736	177,230,204
Change in unrealized gains (losses) on investments	843,891	510,824	9,589,112	(44,323,416)	21,615,910	(156,261,680)	70,790,029	(677,275,685)
Net increase (decrease) in net assets resulting from operations	1,137,061	(56,511)	11,744,757	(36,840,491)	50,930,925	(117,854,840)	253,472,648	(477,547,150)
Contract Transactions:
Purchase payments received from contract owners	57,473	49,856	1,675,113	1,411,432	4,051,755	4,901,113	17,417,955	21,219,775
Net transfers (including fixed account)	4,205,308	8,869,621	(1,766,995)	(5,520,033)	(1,150,133)	(5,880,138)	(15,311,537)	(36,523,771)
Contract charges	(405,698)	(399,622)	(1,977,204)	(2,148,442)	(5,787,397)	(6,237,625)	(22,123,529)	(23,290,818)
Transfers for contract benefits and terminations	(8,036,094)	(12,039,453)	(30,661,372)	(33,823,678)	(78,589,827)	(90,370,046)	(263,742,640)	(260,944,756)
Net increase (decrease) in net assets resulting from contract transactions	(4,179,011)	(3,519,598)	(32,730,458)	(40,080,721)	(81,475,602)	(97,586,696)	(283,759,751)	(299,539,570)
Net increase (decrease) in net assets	(3,041,950)	(3,576,109)	(20,985,701)	(76,921,212)	(30,544,677)	(215,441,536)	(30,287,103)	(777,086,720)
Net Assets:
Beginning of year	33,824,637	37,400,746	203,222,616	280,143,828	603,366,834	818,808,370	2,227,101,315	3,004,188,035
End of year	$30,782,687	$33,824,637	$182,236,915	$203,222,616	$572,822,157	$603,366,834	$2,196,814,212	$2,227,101,315

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse Asset Allocation 80 Division		BHFTII Brighthouse/Artisan Mid Cap Value Division		BHFTII Brighthouse/Dimensional International Small Company Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$24,214,721	$8,222,221	$(786,643)	$(724,062)	$49,672	$57,479
Net realized gains (losses)	138,047,191	133,908,816	19,044,055	27,256,287	(130,330)	376,513
Change in unrealized gains (losses) on investments	33,925,550	(467,337,958)	5,381,918	(52,351,710)	620,537	(1,673,161)
Net increase (decrease) in net assets resulting from operations	196,187,462	(325,206,921)	23,639,330	(25,819,485)	539,879	(1,239,169)
Contract Transactions:
Purchase payments received from contract owners	18,286,132	19,932,328	1,415,840	1,490,121	18,753	18,664
Net transfers (including fixed account)	(10,741,648)	(16,709,141)	(1,338,974)	(5,620,339)	(81,705)	(97,363)
Contract charges	(9,820,709)	(10,210,899)	(419,634)	(442,471)	(34,577)	(35,419)
Transfers for contract benefits and terminations	(129,433,577)	(120,391,906)	(17,515,321)	(16,347,877)	(791,174)	(550,107)
Net increase (decrease) in net assets resulting from contract transactions	(131,709,802)	(127,379,618)	(17,858,089)	(20,920,566)	(888,703)	(664,225)
Net increase (decrease) in net assets	64,477,660	(452,586,539)	5,781,241	(46,740,051)	(348,824)	(1,903,394)
Net Assets:
Beginning of year	1,298,523,579	1,751,110,118	149,107,149	195,847,200	4,901,771	6,805,165
End of year	$1,363,001,239	$1,298,523,579	$154,888,390	$149,107,149	$4,552,947	$4,901,771

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTII Brighthouse/Wellington Balanced Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,207,908	$2,274,054	$110,227	$137,916	$(4,823,473)	$(5,381,697)	$(2,331,048)	$(2,479,114)
Net realized gains (losses)	531,694	70,461,907	41,512,136	90,791,540	(8,889,340)	125,139,654	(8,768,536)	39,508,710
Change in unrealized gains (losses) on investments	67,453,415	(183,736,616)	(17,696,552)	(125,499,982)	74,453,586	(287,193,664)	87,847,931	(148,912,363)
Net increase (decrease) in net assets resulting from operations	72,193,017	(111,000,655)	23,925,811	(34,570,526)	60,740,773	(167,435,707)	76,748,347	(111,882,767)
Contract Transactions:
Purchase payments received from contract owners	3,748,408	4,638,483	3,301,774	3,609,111	2,630,594	2,476,037	2,663,917	3,065,477
Net transfers (including fixed account)	(1,118,322)	(5,261,300)	3,179,544	(23,985,142)	(1,830,935)	(768,488)	(7,461,988)	2,625,142
Contract charges	(263,336)	(270,256)	(1,901,159)	(2,090,171)	(376,585)	(404,741)	(1,043,769)	(1,010,167)
Transfers for contract benefits and terminations	(57,420,919)	(56,030,805)	(46,870,636)	(44,878,048)	(37,990,430)	(35,663,993)	(22,538,087)	(19,291,717)
Net increase (decrease) in net assets resulting from contract transactions	(55,054,169)	(56,923,878)	(42,290,477)	(67,344,250)	(37,567,356)	(34,361,185)	(28,379,927)	(14,611,265)
Net increase (decrease) in net assets	17,138,848	(167,924,533)	(18,364,666)	(101,914,776)	23,173,417	(201,796,892)	48,368,420	(126,494,032)
Net Assets:
Beginning of year	461,892,147	629,816,680	429,404,884	531,319,660	384,728,789	586,525,681	160,933,782	287,427,814
End of year	$479,030,995	$461,892,147	$411,040,218	$429,404,884	$407,902,206	$384,728,789	$209,302,202	$160,933,782

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTII Loomis Sayles Small Cap Core Division		BHFTII Loomis Sayles Small Cap Growth Division		BHFTII MetLife Aggregate Bond Index Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,452,661)	$(1,657,599)	$(547,047)	$(602,867)	$10,021,822	$10,616,892
Net realized gains (losses)	4,410,754	25,489,220	(1,622,000)	9,613,362	(12,540,175)	(14,925,031)
Change in unrealized gains (losses) on investments	15,348,115	(50,186,259)	6,515,175	(24,490,709)	26,837,562	(121,435,937)
Net increase (decrease) in net assets resulting from operations	18,306,208	(26,354,638)	4,346,128	(15,480,214)	24,319,209	(125,744,076)
Contract Transactions:
Purchase payments received from contract owners	1,034,572	1,122,150	640,284	705,333	7,237,816	7,888,895
Net transfers (including fixed account)	378,399	(2,918,937)	184,760	(1,193,603)	47,503,861	(16,810,004)
Contract charges	(493,204)	(525,752)	(114,471)	(123,546)	(4,553,012)	(4,888,229)
Transfers for contract benefits and terminations	(15,130,644)	(12,290,350)	(4,747,180)	(4,415,247)	(85,261,400)	(83,183,336)
Net increase (decrease) in net assets resulting from contract transactions	(14,210,877)	(14,612,889)	(4,036,607)	(5,027,063)	(35,072,735)	(96,992,674)
Net increase (decrease) in net assets	4,095,331	(40,967,527)	309,521	(20,507,277)	(10,753,526)	(222,736,750)
Net Assets:
Beginning of year	122,718,093	163,685,620	44,445,112	64,952,389	687,832,716	910,569,466
End of year	$126,813,424	$122,718,093	$44,754,633	$44,445,112	$677,079,190	$687,832,716

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTII MetLife Mid Cap Stock Index Division		BHFTII MetLife MSCI EAFE® Index Division		BHFTII MetLife Russell 2000® Index Division		BHFTII MetLife Stock Index Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(255,405)	$(1,325,666)	$4,121,513	$8,902,140	$(53,369)	$(940,563)	$2,954,514	$(1,001,672)
Net realized gains (losses)	28,182,838	80,111,431	6,640,159	15,048,409	3,317,441	53,882,159	282,332,947	368,865,945
Change in unrealized gains (losses) on investments	28,565,283	(154,398,345)	44,682,840	(94,659,842)	34,683,037	(127,048,458)	303,124,264	(1,025,461,315)
Net increase (decrease) in net assets resulting from operations	56,492,716	(75,612,580)	55,444,512	(70,709,293)	37,947,109	(74,106,862)	588,411,725	(657,597,042)
Contract Transactions:
Purchase payments received from contract owners	5,789,935	6,145,922	5,550,931	5,830,707	4,154,032	4,550,050	27,504,670	26,453,222
Net transfers (including fixed account)	2,734,549	(10,922,497)	(7,583,986)	(1,332,863)	5,548,274	2,987,705	(44,378,608)	(10,214,846)
Contract charges	(1,481,022)	(1,569,418)	(1,553,233)	(1,590,984)	(774,494)	(820,550)	(5,861,595)	(5,998,355)
Transfers for contract benefits and terminations	(47,072,377)	(42,517,390)	(41,145,815)	(35,677,519)	(30,063,640)	(27,026,261)	(321,204,053)	(273,143,614)
Net increase (decrease) in net assets resulting from contract transactions	(40,028,915)	(48,863,383)	(44,732,103)	(32,770,659)	(21,135,828)	(20,309,056)	(343,939,586)	(262,903,593)
Net increase (decrease) in net assets	16,463,801	(124,475,963)	10,712,409	(103,479,952)	16,811,281	(94,415,918)	244,472,139	(920,500,635)
Net Assets:
Beginning of year	409,884,025	534,359,988	361,694,860	465,174,812	259,507,834	353,923,752	2,574,589,262	3,495,089,897
End of year	$426,347,826	$409,884,025	$372,407,269	$361,694,860	$276,319,115	$259,507,834	$2,819,061,401	$2,574,589,262

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTII MFS® Total Return Division		BHFTII MFS® Value Division		BHFTII Neuberger Berman Genesis Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$829,431	$463,235	$2,348,141	$1,529,535	$(2,773,767)	$(3,183,977)
Net realized gains (losses)	4,349,437	10,692,341	56,881,321	88,372,761	21,437,801	47,688,295
Change in unrealized gains (losses) on investments	2,866,604	(24,062,207)	(27,226,658)	(139,181,242)	12,194,049	(108,443,402)
Net increase (decrease) in net assets resulting from operations	8,045,472	(12,906,631)	32,002,804	(49,278,946)	30,858,083	(63,939,084)
Contract Transactions:
Purchase payments received from contract owners	950,992	1,081,424	4,757,498	5,237,628	2,276,299	2,099,803
Net transfers (including fixed account)	1,085,817	(2,047,218)	5,397,032	(24,059,343)	(687,339)	(3,480,805)
Contract charges	(310,633)	(330,335)	(2,317,994)	(2,503,331)	(484,874)	(523,490)
Transfers for contract benefits and terminations	(10,900,421)	(10,349,990)	(62,108,388)	(56,677,504)	(24,726,654)	(23,058,877)
Net increase (decrease) in net assets resulting from contract transactions	(9,174,245)	(11,646,119)	(54,271,852)	(78,002,550)	(23,622,568)	(24,963,369)
Net increase (decrease) in net assets	(1,128,773)	(24,552,750)	(22,269,048)	(127,281,496)	7,235,515	(88,902,453)
Net Assets:
Beginning of year	96,428,667	120,981,417	536,663,808	663,945,304	232,034,093	320,936,546
End of year	$95,299,894	$96,428,667	$514,394,760	$536,663,808	$239,269,608	$232,034,093

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII T. Rowe Price Small Cap Growth Division		BHFTII VanEck Global Natural Resources Division		BHFTII Western Asset Management Strategic Bond Opportunities Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(6,049,168)	$(6,508,469)	$(4,039,035)	$(4,090,374)	$296,137	$250,349	$13,948,316	$14,356,997
Net realized gains (losses)	(11,693,383)	105,480,484	4,733,533	68,811,077	259,614	2,265,652	(6,991,029)	(4,688,501)
Change in unrealized gains (losses) on investments	197,327,529	(410,062,813)	61,886,887	(173,452,439)	(1,439,099)	(322,128)	13,174,674	(74,860,603)
Net increase (decrease) in net assets resulting from operations	179,584,978	(311,090,798)	62,581,385	(108,731,736)	(883,348)	2,193,873	20,131,961	(65,192,107)
Contract Transactions:
Purchase payments received from contract owners	6,382,212	7,768,930	4,391,034	5,122,152	21,149	29,282	2,383,981	2,622,913
Net transfers (including fixed account)	(16,436,918)	14,209,409	2,577,779	(9,610,841)	2,563,123	(5,709,799)	6,568,719	(10,110,389)
Contract charges	(1,824,399)	(1,782,207)	(922,030)	(966,800)	(244,518)	(292,106)	(1,253,269)	(1,354,513)
Transfers for contract benefits and terminations	(58,006,660)	(54,706,542)	(38,312,056)	(33,974,474)	(1,932,677)	(1,890,793)	(34,181,860)	(34,367,026)
Net increase (decrease) in net assets resulting from contract transactions	(69,885,765)	(34,510,410)	(32,265,273)	(39,429,963)	407,077	(7,863,416)	(26,482,429)	(43,209,015)
Net increase (decrease) in net assets	109,699,213	(345,601,208)	30,316,112	(148,161,699)	(476,271)	(5,669,543)	(6,350,468)	(108,401,122)
Net Assets:
Beginning of year	423,605,252	769,206,460	328,540,226	476,701,925	18,554,027	24,223,570	273,191,553	381,592,675
End of year	$533,304,465	$423,605,252	$358,856,338	$328,540,226	$18,077,756	$18,554,027	$266,841,085	$273,191,553

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management U.S. Government Division		BlackRock Global Allocation V.I. Division		Calvert VP SRI Balanced Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$828,385	$884,444	$198	$(228)	$201,395	$1,536
Net realized gains (losses)	(2,148,729)	(2,682,679)	(208)	37	625,589	5,627,343
Change in unrealized gains (losses) on investments	4,227,960	(10,133,724)	1,744	(3,238)	5,840,043	(15,121,643)
Net increase (decrease) in net assets resulting from operations	2,907,616	(11,931,959)	1,734	(3,429)	6,667,027	(9,492,764)
Contract Transactions:
Purchase payments received from contract owners	1,005,266	898,785	—	—	755,060	933,619
Net transfers (including fixed account)	5,976,787	(2,753,538)	(212)	404	(220,362)	(251,332)
Contract charges	(601,872)	(640,426)	(3)	(3)	(28,365)	(25,204)
Transfers for contract benefits and terminations	(12,436,373)	(14,669,284)	(680)	(806)	(4,415,745)	(5,538,901)
Net increase (decrease) in net assets resulting from contract transactions	(6,056,192)	(17,164,463)	(895)	(405)	(3,909,412)	(4,881,818)
Net increase (decrease) in net assets	(3,148,576)	(29,096,422)	839	(3,834)	2,757,615	(14,374,582)
Net Assets:
Beginning of year	94,709,309	123,805,731	16,216	20,050	44,856,941	59,231,523
End of year	$91,560,733	$94,709,309	$17,055	$16,216	$47,614,556	$44,856,941
The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	Calvert VP SRI Mid Cap Division		Delaware VIP® Small Cap Value Division		Fidelity® VIP Contrafund® Division		Fidelity® VIP Equity-Income Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(44,490)	$(59,861)	$3	$2	$(4,442)	$(4,987)	$547,573	$564,515
Net realized gains (losses)	(146,577)	1,334,496	33	57	62,368	50,253	2,312,864	2,748,595
Change in unrealized gains (losses) on investments	787,474	(2,829,543)	33	(173)	118,994	(306,102)	2,818,334	(7,606,471)
Net increase (decrease) in net assets resulting from operations	596,407	(1,554,908)	69	(114)	176,920	(260,836)	5,678,771	(4,293,361)
Contract Transactions:
Purchase payments received from contract owners	158,778	205,141	—	—	10,013	8,556	467,831	850,856
Net transfers (including fixed account)	(289,899)	15,052	—	—	(5,136)	1,869	(9,366)	93,291
Contract charges	(347)	(417)	—	—	(9)	(9)	(6,627)	(7,210)
Transfers for contract benefits and terminations	(573,810)	(590,371)	(2)	(2)	(235,140)	(56,818)	(6,335,765)	(5,750,561)
Net increase (decrease) in net assets resulting from contract transactions	(705,278)	(370,595)	(2)	(2)	(230,272)	(46,402)	(5,883,927)	(4,813,624)
Net increase (decrease) in net assets	(108,871)	(1,925,503)	67	(116)	(53,352)	(307,238)	(205,156)	(9,106,985)
Net Assets:
Beginning of year	5,934,994	7,860,497	786	902	674,486	981,724	63,533,471	72,640,456
End of year	$5,826,123	$5,934,994	$853	$786	$621,134	$674,486	$63,328,315	$63,533,471

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2020 Division		Fidelity® VIP Freedom 2025 Division		Fidelity® VIP Freedom 2030 Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$67,515	$36,978	$85,704	$50,187	$105,082	$54,269
Net realized gains (losses)	(126,378)	289,146	(223,494)	307,353	(37,438)	551,673
Change in unrealized gains (losses) on investments	438,306	(1,076,717)	803,894	(1,794,862)	916,057	(2,030,431)
Net increase (decrease) in net assets resulting from operations	379,443	(750,593)	666,104	(1,437,322)	983,701	(1,424,489)
Contract Transactions:
Purchase payments received from contract owners	215,691	193,856	535,588	508,715	1,171,307	1,405,995
Net transfers (including fixed account)	(3,104)	382,938	29,982	420,992	1,502,766	(257,135)
Contract charges	(70)	(80)	(10,657)	(13,031)	(3,787)	(3,493)
Transfers for contract benefits and terminations	(1,187,275)	(243,735)	(2,046,086)	(1,387,740)	(1,480,600)	(1,940,067)
Net increase (decrease) in net assets resulting from contract transactions	(974,758)	332,979	(1,491,173)	(471,064)	1,189,686	(794,700)
Net increase (decrease) in net assets	(595,315)	(417,614)	(825,069)	(1,908,386)	2,173,387	(2,219,189)
Net Assets:
Beginning of year	3,950,620	4,368,234	6,369,847	8,278,233	6,617,431	8,836,620
End of year	$3,355,305	$3,950,620	$5,544,778	$6,369,847	$8,790,818	$6,617,431

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	Fidelity® VIP Freedom 2035 Division		Fidelity® VIP Freedom 2040 Division		Fidelity® VIP Freedom 2045 Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$57,512	$24,625	$23,775	$14,625	$17,144	$14,428
Net realized gains (losses)	(3,997)	284,678	34,040	214,198	57,365	230,556
Change in unrealized gains (losses) on investments	937,074	(1,328,398)	706,770	(862,904)	673,290	(873,801)
Net increase (decrease) in net assets resulting from operations	990,589	(1,019,095)	764,585	(634,081)	747,799	(628,817)
Contract Transactions:
Purchase payments received from contract owners	1,713,478	1,231,862	1,453,350	1,081,881	1,174,707	1,019,287
Net transfers (including fixed account)	509,805	1,024,697	835,708	311,271	515,469	222,128
Contract charges	(4,279)	(3,328)	(7,718)	(4,321)	(4,467)	(2,742)
Transfers for contract benefits and terminations	(335,221)	(583,960)	(467,415)	(293,787)	(340,196)	(126,178)
Net increase (decrease) in net assets resulting from contract transactions	1,883,783	1,669,271	1,813,925	1,095,044	1,345,513	1,112,495
Net increase (decrease) in net assets	2,874,372	650,176	2,578,510	460,963	2,093,312	483,678
Net Assets:
Beginning of year	5,368,259	4,718,083	3,499,738	3,038,775	3,548,884	3,065,206
End of year	$8,242,631	$5,368,259	$6,078,248	$3,499,738	$5,642,196	$3,548,884

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Freedom 2050 Division		Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP FundsManager 50% Division
	2023	2022	2023 (a)	2023 (a)	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$30,517	$31,388	$2,854	$3,777	$808,750	$(32,744)
Net realized gains (losses)	125,598	451,998	1,289	369	(3,291,849)	33,617,724
Change in unrealized gains (losses) on investments	1,469,797	(1,917,851)	24,762	12,851	20,507,143	(70,489,715)
Net increase (decrease) in net assets resulting from operations	1,625,912	(1,434,465)	28,905	16,997	18,024,044	(36,904,735)
Contract Transactions:
Purchase payments received from contract owners	3,498,222	3,038,735	76,247	359,975	133,865	345,055
Net transfers (including fixed account)	73,014	114,006	207,560	24,692	—	—
Contract charges	(10,292)	(8,428)	(51)	(77)	—	—
Transfers for contract benefits and terminations	(1,196,638)	(672,674)	(82)	—	(33,080,178)	(18,927,493)
Net increase (decrease) in net assets resulting from contract transactions	2,364,306	2,471,639	283,674	384,590	(32,946,313)	(18,582,438)
Net increase (decrease) in net assets	3,990,218	1,037,174	312,579	401,587	(14,922,269)	(55,487,173)
Net Assets:
Beginning of year	7,783,968	6,746,794	—	—	185,164,874	240,652,047
End of year	$11,774,186	$7,783,968	$312,579	$401,587	$170,242,605	$185,164,874

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	Fidelity® VIP FundsManager 60% Division		Fidelity® VIP Government Money Market Division		Fidelity® VIP Growth Division		Fidelity® VIP Investment Grade Bond Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$493,311	$(422,482)	$145,824	$20,184	$(889,440)	$(365,580)	$99,996	$93,427
Net realized gains (losses)	(3,363,759)	33,112,296	—	—	8,035,654	10,576,735	(296,334)	277,744
Change in unrealized gains (losses) on investments	22,088,816	(71,591,728)	—	—	25,370,527	(45,048,536)	526,085	(1,575,490)
Net increase (decrease) in net assets resulting from operations	19,218,368	(38,901,914)	145,824	20,184	32,516,741	(34,837,381)	329,747	(1,204,319)
Contract Transactions:
Purchase payments received from contract owners	549,828	1,324,647	146,811	222,688	638,388	803,006	178,259	203,392
Net transfers (including fixed account)	—	—	113,768	649,611	893,704	(512,831)	(427,691)	(253,885)
Contract charges	—	—	—	—	(1,287)	(835)	(2,017)	(2,476)
Transfers for contract benefits and terminations	(27,100,122)	(28,944,025)	(666,973)	(1,737,567)	(11,462,656)	(9,348,245)	(1,223,460)	(581,711)
Net increase (decrease) in net assets resulting from contract transactions	(26,550,294)	(27,619,378)	(406,394)	(865,268)	(9,931,851)	(9,058,905)	(1,474,909)	(634,680)
Net increase (decrease) in net assets	(7,331,926)	(66,521,292)	(260,570)	(845,084)	22,584,890	(43,896,286)	(1,145,162)	(1,838,999)
Net Assets:
Beginning of year	175,394,593	241,915,885	4,103,960	4,949,044	97,058,589	140,954,875	7,090,969	8,929,968
End of year	$168,062,667	$175,394,593	$3,843,390	$4,103,960	$119,643,479	$97,058,589	$5,945,807	$7,090,969

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Mid Cap Division		FTVIPT Templeton Developing Markets VIP Division		FTVIPT Templeton Foreign VIP Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,982)	$(2,877)	$409	$698	$37	$13
Net realized gains (losses)	1,673	32,812	29	2,404	—	—
Change in unrealized gains (losses) on investments	34,505	(114,450)	3,338	(14,732)	231	(31)
Net increase (decrease) in net assets resulting from operations	34,196	(84,515)	3,776	(11,630)	268	(18)
Contract Transactions:
Purchase payments received from contract owners	585	428	—	—	780	570
Net transfers (including fixed account)	(438)	512	—	—	—	—
Contract charges	—	—	—	—	—	—
Transfers for contract benefits and terminations	(184,516)	(30,391)	(3)	(5,632)	(3)	(1)
Net increase (decrease) in net assets resulting from contract transactions	(184,369)	(29,451)	(3)	(5,632)	777	569
Net increase (decrease) in net assets	(150,173)	(113,966)	3,773	(17,262)	1,045	551
Net Assets:
Beginning of year	431,773	545,739	32,485	49,747	1,033	482
End of year	$281,600	$431,773	$36,258	$32,485	$2,078	$1,033

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2023 and 2022

	Janus Henderson Enterprise Division		LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division
	2023	2022	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(453)	$(837)	$45	$85	$1,039	$391	$(3,704)	$(3,923)
Net realized gains (losses)	4,688	20,826	1,876	3,140	12,973	10,751	8,002	33,405
Change in unrealized gains (losses) on investments	5,028	(44,968)	7,321	(11,113)	(3,538)	(20,049)	131,842	(215,618)
Net increase (decrease) in net assets resulting from operations	9,263	(24,979)	9,242	(7,888)	10,474	(8,907)	136,140	(186,136)
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—	—	—	14,520	13,849
Net transfers (including fixed account)	(207)	(1,643)	(995)	(1,841)	843	(12,163)	(12,019)	20,285
Contract charges	—	—	—	—	—	—	(10)	(10)
Transfers for contract benefits and terminations	(14,848)	(66,974)	(4)	(3)	(3,493)	(1,172)	(7,247)	(83,146)
Net increase (decrease) in net assets resulting from contract transactions	(15,055)	(68,617)	(999)	(1,844)	(2,650)	(13,335)	(4,756)	(49,022)
Net increase (decrease) in net assets	(5,792)	(93,596)	8,243	(9,732)	7,824	(22,242)	131,384	(235,158)
Net Assets:
Beginning of year	59,641	153,237	50,407	60,139	81,414	103,656	320,759	555,917
End of year	$53,849	$59,641	$58,650	$50,407	$89,238	$81,414	$452,143	$320,759

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Small Cap Growth Division		LMPVIT Western Asset Core Plus Division		Morgan Stanley VIF Global Infrastructure Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(313)	$(394)	$13	$6	$539	$811
Net realized gains (losses)	(39)	(1,627)	(1)	(1)	4,943	3,289
Change in unrealized gains (losses) on investments	2,676	(16,333)	10	(78)	(3,972)	(10,020)
Net increase (decrease) in net assets resulting from operations	2,324	(18,354)	22	(73)	1,510	(5,920)
Contract Transactions:
Purchase payments received from contract owners	3,550	3,573	—	—	140	573
Net transfers (including fixed account)	(227)	7,425	—	—	2,187	(4,688)
Contract charges	(4)	(4)	—	—	(11)	(21)
Transfers for contract benefits and terminations	(6)	(24,725)	(2)	(2)	(12,426)	(177)
Net increase (decrease) in net assets resulting from contract transactions	3,313	(13,731)	(2)	(2)	(10,110)	(4,313)
Net increase (decrease) in net assets	5,637	(32,085)	20	(75)	(8,600)	(10,233)
Net Assets:
Beginning of year	29,416	61,501	339	414	55,503	65,736
End of year	$35,053	$29,416	$359	$339	$46,903	$55,503

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2023 and 2022

	PIMCO VIT CommodityRealReturn® Strategy Division		PIMCO VIT Dynamic Bond Division
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$11,221	$14,110	$239	$84
Net realized gains (losses)	(1,553)	366	(521)	949
Change in unrealized gains (losses) on investments	(17,367)	(18,725)	852	(2,471)
Net increase (decrease) in net assets resulting from operations	(7,699)	(4,249)	570	(1,438)
Contract Transactions:
Purchase payments received from contract owners	80	83	—	—
Net transfers (including fixed account)	1,022	53,124	455	(1,432)
Contract charges	(5)	(11)	(5)	(6)
Transfers for contract benefits and terminations	(3,963)	(2,765)	(2,702)	(5,750)
Net increase (decrease) in net assets resulting from contract transactions	(2,866)	50,431	(2,252)	(7,188)
Net increase (decrease) in net assets	(10,565)	46,182	(1,682)	(8,626)
Net Assets:
Beginning of year	85,063	38,881	11,939	20,565
End of year	$74,498	$85,063	$10,257	$11,939

(a) For the period May 1, 2023 to December 31, 2023.

The accompanying notes are an integral part of these financial statements.

	PIMCO VIT Emerging Markets Bond Division		TAP 1919 Variable Socially Responsive Balanced Division
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$555	$753	$19	$(16)
Net realized gains (losses)	(1,018)	(2,995)	372	432
Change in unrealized gains (losses) on investments	1,779	(3,292)	1,175	(2,670)
Net increase (decrease) in net assets resulting from operations	1,316	(5,534)	1,566	(2,254)
Contract Transactions:
Purchase payments received from contract owners	—	—	—	—
Net transfers (including fixed account)	(1)	(11,700)	—	—
Contract charges	(6)	(9)	—	—
Transfers for contract benefits and terminations	(4,094)	(6,936)	(3)	(2)
Net increase (decrease) in net assets resulting from contract transactions	(4,101)	(18,645)	(3)	(2)
Net increase (decrease) in net assets	(2,785)	(24,179)	1,563	(2,256)
Net Assets:
Beginning of year	16,429	40,608	8,167	10,423
End of year	$13,644	$16,429	$9,730	$8,167

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Company's Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series® ("American Funds")

BlackRock Variable Series Funds, Inc. ("BlackRock")

Brighthouse Funds Trust I ("BHFTI")

Brighthouse Funds Trust II ("BHFTII")

Calvert Variable Series, Inc. ("Calvert")

Delaware VIP Trust ("Delaware VIP")

Fidelity® Variable Insurance Products ("Fidelity VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Janus Aspen Series ("Janus Aspen")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

Morgan Stanley Variable Insurance Fund, Inc. ("Morgan Stanley VIF")

PIMCO Variable Insurance Trust ("PIMCO VIT")

Trust for Advised Portfolios ("TAP")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of or during the year ended December 31, 2023:

American Funds® Global Growth Division

American Funds® Global Small Capitalization Division (a)

American Funds® Growth Division

American Funds® Growth-Income Division

American Funds® The Bond Fund of America Division

BHFTI AB Global Dynamic Allocation Division

BHFTI Allspring Mid Cap Value Division

BHFTI American Funds® Balanced Allocation Division (a)

BHFTI American Funds® Growth Allocation Division (a)

BHFTI American Funds® Growth Division

BHFTI American Funds® Moderate Allocation Division (a)

BHFTI BlackRock Global Tactical Strategies Division

BHFTI BlackRock High Yield Division (a)

BHFTI Brighthouse Asset Allocation 100 Division (a)

BHFTI Brighthouse Balanced Plus Division

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/abrdn Emerging Markets Equity Division (a)

BHFTI Brighthouse/Eaton Vance Floating Rate Division

BHFTI Brighthouse/Franklin Low Duration Total Return Division

BHFTI Brighthouse/Templeton International Bond Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI CBRE Global Real Estate Division (a)

BHFTI Harris Oakmark International Division (a)

BHFTI Invesco Balanced-Risk Allocation Division

BHFTI Invesco Comstock Division

BHFTI Invesco Global Equity Division (a)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Continued)

BHFTI Invesco Small Cap Growth Division (a)

BHFTI JPMorgan Core Bond Division

BHFTI JPMorgan Global Active Allocation Division

BHFTI JPMorgan Small Cap Value Division (a)

BHFTI Loomis Sayles Global Allocation Division

BHFTI Loomis Sayles Growth Division (a)

BHFTI MetLife Multi-Index Targeted Risk Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division (a)

BHFTI PanAgora Global Diversified Risk Division

BHFTI PIMCO Inflation Protected Bond Division (a)

BHFTI PIMCO Total Return Division (a)

BHFTI Schroders Global Multi-Asset Division

BHFTI SSGA Growth and Income ETF Division (a)

BHFTI SSGA Growth ETF Division (a)

BHFTI T. Rowe Price Large Cap Value Division

BHFTI T. Rowe Price Mid Cap Growth Division (a)

BHFTI TCW Core Fixed Income Division

BHFTI Victory Sycamore Mid Cap Value Division (a)

BHFTI Western Asset Management Government Income Division

BHFTII Baillie Gifford International Stock Division (a)

BHFTII BlackRock Bond Income Division (a)

BHFTII BlackRock Capital Appreciation Division (a)

BHFTII BlackRock Ultra-Short Term Bond Division (a)

BHFTII Brighthouse Asset Allocation 20 Division (a)

BHFTII Brighthouse Asset Allocation 40 Division (a)

BHFTII Brighthouse Asset Allocation 60 Division (a)

BHFTII Brighthouse Asset Allocation 80 Division (a)

BHFTII Brighthouse/Artisan Mid Cap Value Division (a)

BHFTII Brighthouse/Dimensional International Small Company Division

BHFTII Brighthouse/Wellington Balanced Division (a)

BHFTII Brighthouse/Wellington Core Equity Opportunities Division (a)

BHFTII Frontier Mid Cap Growth Division (a)

BHFTII Jennison Growth Division (a)

BHFTII Loomis Sayles Small Cap Core Division (a)

BHFTII Loomis Sayles Small Cap Growth Division (a)

BHFTII MetLife Aggregate Bond Index Division (a)

BHFTII MetLife Mid Cap Stock Index Division (a)

BHFTII MetLife MSCI EAFE® Index Division (a)

BHFTII MetLife Russell 2000® Index Division (a)

BHFTII MetLife Stock Index Division (a)

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division (a)

BHFTII Neuberger Berman Genesis Division (a)

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII T. Rowe Price Small Cap Growth Division (a)

BHFTII VanEck Global Natural Resources Division

BHFTII Western Asset Management Strategic Bond Opportunities Division (a)

BHFTII Western Asset Management U.S. Government Division (a)

BlackRock Global Allocation V.I. Division

Calvert VP SRI Balanced Division

Calvert VP SRI Mid Cap Division

Delaware VIP® Small Cap Value Division

Fidelity® VIP Contrafund® Division

Fidelity® VIP Equity-Income Division

Fidelity® VIP Freedom 2020 Division

Fidelity® VIP Freedom 2025 Division

Fidelity® VIP Freedom 2030 Division

Fidelity® VIP Freedom 2035 Division

Fidelity® VIP Freedom 2040 Division

Fidelity® VIP Freedom 2045 Division

Fidelity® VIP Freedom 2050 Division

Fidelity® VIP Freedom 2055 Division (b)

Fidelity® VIP Freedom 2060 Division (b)

Fidelity® VIP FundsManager 50% Division

Fidelity® VIP FundsManager 60% Division

Fidelity® VIP Government Money Market Division

Fidelity® VIP Growth Division

Fidelity® VIP Investment Grade Bond Division

Fidelity® VIP Mid Cap Division

FTVIPT Templeton Developing Markets VIP Division

FTVIPT Templeton Foreign VIP Division

Janus Henderson Enterprise Division

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Large Cap Growth Division

LMPVET ClearBridge Variable Small Cap Growth Division

LMPVIT Western Asset Core Plus Division

Morgan Stanley VIF Global Infrastructure Division

PIMCO VIT CommodityRealReturn® Strategy Division

PIMCO VIT Dynamic Bond Division

PIMCO VIT Emerging Markets Bond Division

TAP 1919 Variable Socially Responsive Balanced Division

(a)  This Division invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

(b)  This Division began operations during the year ended December 31, 2023.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Concluded)

B. The following Division had no net assets during the year ended December 31, 2023:

BHFTI Brighthouse/Artisan International Division

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Separate Account's investments in shares of a fund, series or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

4.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Optional Death Benefit Rider — For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

Earnings Preservation Benefit — For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the annuitant. This amount may not be sufficient to cover expenses that the Contract owner's heirs may have to pay.

Enhanced Stepped-Up Benefit Rider — For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

Preservation and Growth Rider — For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than the initial Purchase Payment.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  EXPENSES & CONTRACT CHARGES — (Concluded)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2023.

Administrative	0.10	% - 0.75%
Mortality and Expense Risk	0.00	% - 2.05%
Optional Death Benefit Rider	0.25%
Earnings Preservation Benefit	0.25%
Enhanced Stepped-Up Benefit Rider	0.10	% - 0.35%
Preservation and Growth Rider	1.15	% - 1.80%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

Lifetime Withdrawal Guarantee — For an additional charge, the Company will guarantee the periodic return on the investment for life.

Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee the periodic return on the investment.

Guaranteed Minimum Income Benefit — For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

Enhanced Death Benefit — For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

Enhanced Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2023:

Guaranteed Minimum Accumulation Benefit	0.75%
Lifetime Withdrawal Guarantee	0.50	% - 1.80%
Guaranteed Withdrawal Benefit	0.90%
Guaranteed Minimum Income Benefit	0.50	% - 1.00%
Enhanced Death Benefit	0.60	% - 1.50%
Enhanced Guaranteed Withdrawal Benefit	0.50	% - 0.55%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

Separate Account charges referred to in this disclosure are for current charges of the Contracts and can vary among products within the Separate Account. A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. The Company reserves the right to charge a transfer fee ranging from $0 to $25 after twelve transfers are made in a Contract year or, for certain Contracts. Currently, the Company is not charging a transfer fee. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets.

In addition, certain Contracts impose a surrender charge of 0% to 10% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2023 and 2022.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS

	As of December 31, 2023		For the year ended December 31, 2023
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
American Funds® Global Growth Division	5,485	154,258	16,054	15,714
American Funds® Global Small Capitalization Division	17,614,142	349,953,387	8,715,031	38,735,200
American Funds® Growth Division	10,569,703	774,404,628	67,070,552	157,299,344
American Funds® Growth-Income Division	10,923,180	475,790,278	45,033,985	99,494,361
American Funds® The Bond Fund of America Division	6,711,203	72,382,602	8,667,617	8,992,043
BHFTI AB Global Dynamic Allocation Division	78,916,609	823,577,431	22,365,878	113,622,518
BHFTI Allspring Mid Cap Value Division	4,424	50,006	18,956	76,536
BHFTI American Funds® Balanced Allocation Division	68,768,010	632,358,670	67,307,529	86,419,272
BHFTI American Funds® Growth Allocation Division	48,020,157	418,294,336	59,526,692	50,599,803
BHFTI American Funds® Growth Division	25,034,520	236,504,790	39,360,264	54,023,924
BHFTI American Funds® Moderate Allocation Division	63,604,644	583,332,578	49,867,241	82,786,129
BHFTI BlackRock Global Tactical Strategies Division	111,494,772	1,086,337,812	33,307,792	145,462,844
BHFTI BlackRock High Yield Division	30,103	225,494	23,886	44,418
BHFTI Brighthouse Asset Allocation 100 Division	22,178,835	247,269,068	45,582,059	29,600,371
BHFTI Brighthouse Balanced Plus Division	240,758,654	2,483,861,109	69,038,330	322,557,197
BHFTI Brighthouse Small Cap Value Division	1,225,591	17,156,424	2,528,507	2,374,238
BHFTI Brighthouse/abrdn Emerging Markets Equity Division	3,249,758	31,499,069	1,212,700	4,207,004
BHFTI Brighthouse/Eaton Vance Floating Rate Division	1,609,571	16,033,177	2,029,224	4,739,881
BHFTI Brighthouse/Franklin Low Duration Total Return Division	6,048,673	56,538,541	9,748,147	12,166,731
BHFTI Brighthouse/Templeton International Bond Division	425,310	4,210,307	242,218	525,175
BHFTI Brighthouse/Wellington Large Cap Research Division	52,082,800	643,731,503	48,121,745	89,115,359
BHFTI CBRE Global Real Estate Division	12,251,171	141,707,953	7,359,701	16,938,430
BHFTI Harris Oakmark International Division	22,922,130	292,853,386	15,924,180	55,374,065
BHFTI Invesco Balanced-Risk Allocation Division	38,561,193	372,514,937	14,812,549	54,697,450
BHFTI Invesco Comstock Division	1,240	16,688	3,033	512
BHFTI Invesco Global Equity Division	8,916,108	170,478,946	15,514,771	33,718,443
BHFTI Invesco Small Cap Growth Division	6,395,330	67,415,202	2,597,101	6,673,975
BHFTI JPMorgan Core Bond Division	5,563,273	56,809,136	5,466,563	5,872,066
BHFTI JPMorgan Global Active Allocation Division	47,840,091	522,161,364	9,924,436	79,384,406
BHFTI JPMorgan Small Cap Value Division	1,306,116	16,794,362	2,253,853	2,498,598
BHFTI Loomis Sayles Global Allocation Division	5,107,370	74,491,624	4,672,628	13,084,979
BHFTI Loomis Sayles Growth Division	26,098,288	329,099,040	30,585,396	88,603,732
BHFTI MetLife Multi-Index Targeted Risk Division	50,765,544	578,272,220	13,938,507	78,153,980
BHFTI MFS® Research International Division	10,473,803	118,808,376	7,111,608	17,747,365
BHFTI Morgan Stanley Discovery Division	66,577,465	713,635,831	14,930,993	50,266,617
BHFTI PanAgora Global Diversified Risk Division	99,854,720	828,901,072	47,971,075	83,753,809
BHFTI PIMCO Inflation Protected Bond Division	24,986,987	264,635,090	14,615,138	32,652,372
BHFTI PIMCO Total Return Division	49,237,576	567,849,180	32,058,757	51,157,074
BHFTI Schroders Global Multi-Asset Division	38,323,562	441,940,477	9,220,842	71,340,420
BHFTI SSGA Growth and Income ETF Division	45,781,069	486,417,939	13,309,186	62,773,538
BHFTI SSGA Growth ETF Division	10,569,179	113,234,367	9,327,376	13,826,610
BHFTI T. Rowe Price Large Cap Value Division	17,357	473,501	95,203	80,634
BHFTI T. Rowe Price Mid Cap Growth Division	44,064,604	398,662,793	27,997,531	51,300,220
BHFTI TCW Core Fixed Income Division	1,663	16,792	404	1,506
BHFTI Victory Sycamore Mid Cap Value Division	16,820,022	297,444,690	46,210,431	46,797,007
BHFTI Western Asset Management Government Income Division	23,788,610	253,104,337	12,132,240	41,757,054
BHFTII Baillie Gifford International Stock Division	8,682,021	97,020,960	3,818,370	12,795,929
BHFTII BlackRock Bond Income Division	2,791,846	292,977,395	18,173,567	30,708,036
BHFTII BlackRock Capital Appreciation Division	5,090,171	164,760,729	10,827,658	33,677,826
BHFTII BlackRock Ultra-Short Term Bond Division	295,166	29,708,301	7,890,420	12,008,900
BHFTII Brighthouse Asset Allocation 20 Division	19,273,769	205,524,055	16,231,548	40,335,938

(a)  For the period May 1, 2023 to December 31, 2023.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS — (Continued)

	As of December 31, 2023		For the year ended December 31, 2023
	Shares	Cost ($)	Cost of Purchases ($)		Proceeds from Sales ($)
BHFTII Brighthouse Asset Allocation 40 Division	60,056,611	644,003,120	55,619,573		93,586,470
BHFTII Brighthouse Asset Allocation 60 Division	223,156,350	2,420,051,416	256,614,215		316,136,940
BHFTII Brighthouse Asset Allocation 80 Division	128,622,171	1,475,781,985	203,196,245		155,477,852
BHFTII Brighthouse/Artisan Mid Cap Value Division	736,731	155,559,497	23,334,438		21,977,368
BHFTII Brighthouse/Dimensional International Small Company Division	456,212	5,459,360	391,745		1,080,524
BHFTII Brighthouse/Wellington Balanced Division	26,622,175	466,234,635	16,030,903		63,289,420
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	14,676,897	427,024,933	56,903,952		54,438,793
BHFTII Frontier Mid Cap Growth Division	16,882,813	449,604,587	2,807,574		45,198,409
BHFTII Jennison Growth Division	15,152,756	209,991,591	14,753,353		45,464,326
BHFTII Loomis Sayles Small Cap Core Division	587,893	130,045,526	9,901,264		19,223,877
BHFTII Loomis Sayles Small Cap Growth Division	4,696,905	52,613,426	1,910,247		6,493,913
BHFTII MetLife Aggregate Bond Index Division	72,467,295	773,512,307	45,318,136		70,369,052
BHFTII MetLife Mid Cap Stock Index Division	25,712,698	394,467,910	40,328,917		53,859,124
BHFTII MetLife MSCI EAFE® Index Division	25,517,612	308,938,280	15,293,803		55,904,399
BHFTII MetLife Russell 2000® Index Division	16,235,017	264,820,569	19,520,959		35,993,766
BHFTII MetLife Stock Index Division	47,680,440	2,000,053,985	246,636,968		403,795,893
BHFTII MFS® Total Return Division	638,691	95,407,828	9,883,873		13,288,796
BHFTII MFS® Value Division	37,565,541	540,725,171	79,641,027		69,545,097
BHFTII Neuberger Berman Genesis Division	13,228,860	228,106,721	24,497,494		29,862,100
BHFTII T. Rowe Price Large Cap Growth Division	26,642,039	520,139,469	15,108,947		91,043,880
BHFTII T. Rowe Price Small Cap Growth Division	19,477,978	353,697,669	18,383,786		45,860,410
BHFTII VanEck Global Natural Resources Division	1,530,719	16,321,014	3,018,753		2,315,541
BHFTII Western Asset Management Strategic Bond Opportunities Division	24,504,644	307,918,839	23,100,143		35,634,261
BHFTII Western Asset Management U.S. Government Division	8,720,330	101,706,821	9,558,370		14,786,172
BlackRock Global Allocation V.I. Division	1,310	19,005	538		1,231
Calvert VP SRI Balanced Division	20,090,537	41,462,830	2,275,649		5,808,284
Calvert VP SRI Mid Cap Division	228,745	6,412,533	159,172		908,934
Delaware VIP® Small Cap Value Division	22	783	41		8
Fidelity® VIP Contrafund® Division	13,264	463,450	37,336		249,496
Fidelity® VIP Equity-Income Division	2,548,423	57,441,805	3,767,972		7,336,675
Fidelity® VIP Freedom 2020 Division	270,590	3,602,469	352,161		1,230,904
Fidelity® VIP Freedom 2025 Division	369,407	5,560,906	1,923,549		3,329,016
Fidelity® VIP Freedom 2030 Division	576,449	8,694,010	3,618,071		2,323,285
Fidelity® VIP Freedom 2035 Division	320,477	8,096,841	2,576,819		623,837
Fidelity® VIP Freedom 2040 Division	245,985	5,811,593	2,510,636		618,996
Fidelity® VIP Freedom 2045 Division	225,870	5,264,682	2,075,339		650,143
Fidelity® VIP Freedom 2050 Division	521,444	11,123,120	3,528,740		999,587
Fidelity® VIP Freedom 2055 Division	24,634	287,840	296,542	(a)	9,594	(a)
Fidelity® VIP Freedom 2060 Division	32,000	388,754	389,691	(a)	928	(a)
Fidelity® VIP FundsManager 50% Division	14,972,964	177,414,866	4,324,896		36,462,460
Fidelity® VIP FundsManager 60% Division	17,326,048	175,504,897	3,958,218		30,015,201
Fidelity® VIP Government Money Market Division	3,843,389	3,843,389	720,827		981,397
Fidelity® VIP Growth Division	1,285,107	83,021,041	6,345,938		12,081,882
Fidelity® VIP Investment Grade Bond Division	532,302	6,797,832	448,409		1,823,318
Fidelity® VIP Mid Cap Division	8,118	262,915	9,280		187,557
FTVIPT Templeton Developing Markets VIP Division	4,406	34,523	743		316
FTVIPT Templeton Foreign VIP Division	146	1,903	828		13
Janus Henderson Enterprise Division	788	51,562	5,781		17,476
LMPVET ClearBridge Variable Appreciation Division	1,011	41,227	2,054		1,479
LMPVET ClearBridge Variable Dividend Strategy Division	4,366	80,984	17,068		6,593

(a)  For the period May 1, 2023 to December 31, 2023.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS — (Concluded)

	As of December 31, 2023		For the year ended December 31, 2023
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
LMPVET ClearBridge Variable Large Cap Growth Division	11,693	312,460	17,253	22,256
LMPVET ClearBridge Variable Small Cap Growth Division	1,282	35,289	3,550	549
LMPVIT Western Asset Core Plus Division	73	422	14	2
Morgan Stanley VIF Global Infrastructure Division	7,767	56,673	11,695	13,964
PIMCO VIT CommodityRealReturn® Strategy Division	14,084	109,074	13,565	5,213
PIMCO VIT Dynamic Bond Division	1,183	11,746	845	2,855
PIMCO VIT Emerging Markets Bond Division	1,295	16,052	1,039	4,580
TAP 1919 Variable Socially Responsive Balanced Division	308	8,867	464	83

(a)  For the period May 1, 2023 to December 31, 2023.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2023 and 2022:

	American Funds® Global Growth Division		American Funds® Global Small Capitalization Division		American Funds® Growth Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	20,927	26,203	6,302,361	6,543,370	1,852,516	1,983,543
Units issued and transferred from other funding options	1,491	1,719	2,797,106	698,037	12,356,035 *	155,505
Units redeemed and transferred to other funding options	(3,005)	(6,995)	(3,384,873)	(939,046)	(6,287,112)	(286,532)
Units end of year	19,413	20,927	5,714,594	6,302,361	7,921,439	1,852,516
	BHFTI Allspring Mid Cap Value Division		BHFTI American Funds® Balanced Allocation Division		BHFTI American Funds® Growth Allocation Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	3,075	6,264	32,015,131	35,523,223	18,373,647	20,115,537
Units issued and transferred from other funding options	90	16	4,676,021	1,317,422	5,145,159	974,713
Units redeemed and transferred to other funding options	(1,944)	(3,205)	(8,221,369)	(4,825,514)	(6,679,992)	(2,716,603)
Units end of year	1,221	3,075	28,469,783	32,015,131	16,838,814	18,373,647
	BHFTI BlackRock High Yield Division		BHFTI Brighthouse Asset Allocation 100 Division		BHFTI Brighthouse Balanced Plus Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	27,293	37,764	7,535,971	7,902,518	143,748,307	164,181,154
Units issued and transferred from other funding options	4,335	2,872	4,861,263	503,625	2,838,549	3,830,710
Units redeemed and transferred to other funding options	(3,881)	(13,343)	(5,490,078)	(870,172)	(21,428,133)	(24,263,557)
Units end of year	27,747	27,293	6,907,156	7,535,971	125,158,723	143,748,307
	BHFTI Brighthouse/Franklin Low Duration Total Return Division		BHFTI Brighthouse/Templeton International Bond Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	5,611,805	6,579,388	331,156	414,855	6,374,312	7,052,462
Units issued and transferred from other funding options	1,905,068	1,257,726	36,166	18,945	5,259,653 *	227,459
Units redeemed and transferred to other funding options	(2,281,162)	(2,225,309)	(59,660)	(102,644)	(5,840,430)	(905,609)
Units end of year	5,235,711	5,611,805	307,662	331,156	5,793,535	6,374,312

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2023. There was no impact to the net assets of the Division.

(a) For the period May 1, 2023 to December 31, 2023.

	American Funds® Growth-Income Division		American Funds® The Bond Fund of America Division		BHFTI AB Global Dynamic Allocation Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	2,009,212	2,276,122	3,563,015	4,106,274	59,399,619	67,331,765
Units issued and transferred from other funding options	833,057	111,927	1,786,600	432,373	841,266	1,107,277
Units redeemed and transferred to other funding options	(1,097,179)	(378,837)	(1,856,554)	(975,632)	(8,289,754)	(9,039,423)
Units end of year	1,745,090	2,009,212	3,493,061	3,563,015	51,951,131	59,399,619
	BHFTI American Funds® Growth Division		BHFTI American Funds® Moderate Allocation Division		BHFTI BlackRock Global Tactical Strategies Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	7,287,992	7,703,185	33,094,562	37,338,886	77,906,238	88,958,635
Units issued and transferred from other funding options	396,370	1,007,989	4,149,722	723,814	1,519,473	1,230,872
Units redeemed and transferred to other funding options	(1,719,216)	(1,423,182)	(8,332,280)	(4,968,138)	(11,138,037)	(12,283,269)
Units end of year	5,965,146	7,287,992	28,912,004	33,094,562	68,287,674	77,906,238
	BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/abrdn Emerging Markets Equity Division		BHFTI Brighthouse/ Eaton Vance Floating Rate Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	416,977	449,964	2,809,473	2,787,968	1,425,110	1,540,034
Units issued and transferred from other funding options	443,103	56,970	266,949	532,020	201,614	463,534
Units redeemed and transferred to other funding options	(471,596)	(89,957)	(528,380)	(510,515)	(468,503)	(578,458)
Units end of year	388,484	416,977	2,548,042	2,809,473	1,158,221	1,425,110
	BHFTI CBRE Global Real Estate Division		BHFTI Harris Oakmark International Division		BHFTI Invesco Balanced-Risk Allocation Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	6,127,028	6,612,118	9,977,513	11,034,401	255,386,549	271,882,939
Units issued and transferred from other funding options	2,734,027	586,270	4,037,421	1,200,169	14,295,589	36,473,059
Units redeemed and transferred to other funding options	(3,243,268)	(1,071,360)	(5,321,582)	(2,257,057)	(48,409,382)	(52,969,449)
Units end of year	5,617,787	6,127,028	8,693,352	9,977,513	221,272,756	255,386,549

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2023 and 2022:

	BHFTI Invesco Comstock Division		BHFTI Invesco Global Equity Division		BHFTI Invesco Small Cap Growth Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	4,010	4,394	12,284,432	12,898,558	1,052,061	1,160,106
Units issued and transferred from other funding options	8	2	10,640,261	1,608,783	528,226	155,219
Units redeemed and transferred to other funding options	(143)	(386)	(11,578,594)	(2,222,909)	(622,612)	(263,264)
Units end of year	3,875	4,010	11,346,099	12,284,432	957,675	1,052,061
	BHFTI Loomis Sayles Global Allocation Division		BHFTI Loomis Sayles Growth Division		BHFTI MetLife Multi-Index Targeted Risk Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	3,039,436	3,349,302	12,622,181	13,754,696	385,763,197	439,723,634
Units issued and transferred from other funding options	982,097	248,488	2,887,135 *	1,130,884	15,897,103	14,246,669
Units redeemed and transferred to other funding options	(1,378,247)	(558,354)	(5,388,596)	(2,263,399)	(64,719,267)	(68,207,106)
Units end of year	2,643,286	3,039,436	10,120,720	12,622,181	336,941,033	385,763,197
	BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division		BHFTI Schroders Global Multi-Asset Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	16,020,300	18,836,529	28,080,302	32,619,518	332,465,034	381,747,388
Units issued and transferred from other funding options	4,425,349	1,742,685	8,335,255	1,736,837	8,983,116	8,921,433
Units redeemed and transferred to other funding options	(5,710,017)	(4,558,914)	(9,921,307)	(6,276,053)	(55,257,580)	(58,203,787)
Units end of year	14,735,632	16,020,300	26,494,250	28,080,302	286,190,570	332,465,034
	BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division		BHFTI Victory Sycamore Mid Cap Value Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	10,811,320	12,061,669	1,631	4,056	5,395,821	6,175,875
Units issued and transferred from other funding options	5,109,237	874,072	—	—	2,583,600	467,684
Units redeemed and transferred to other funding options	(6,247,221)	(2,124,421)	(139)	(2,425)	(3,177,013)	(1,247,738)
Units end of year	9,673,336	10,811,320	1,492	1,631	4,802,408	5,395,821

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2023. There was no impact to the net assets of the Division.

(a) For the period May 1, 2023 to December 31, 2023.

	BHFTI JPMorgan Core Bond Division		BHFTI JPMorgan Global Active Allocation Division		BHFTI JPMorgan Small Cap Value Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	4,617,391	5,727,534	351,192,454	402,997,702	512,320	600,320
Units issued and transferred from other funding options	835,773	447,793	11,874,733	13,109,612	67,303	70,294
Units redeemed and transferred to other funding options	(958,368)	(1,557,936)	(59,495,131)	(64,914,860)	(114,964)	(158,294)
Units end of year	4,494,796	4,617,391	303,572,056	351,192,454	464,659	512,320
	BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division		BHFTI PanAgora Global Diversified Risk Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	6,523,996	7,162,727	8,637,553	8,569,702	580,490,601	61,606,271
Units issued and transferred from other funding options	2,886,106	452,567	7,453,271	1,760,524	18,601,459	583,844,080
Units redeemed and transferred to other funding options	(3,582,671)	(1,091,298)	(8,293,699)	(1,692,673)	(86,329,332)	(64,959,750)
Units end of year	5,827,431	6,523,996	7,797,125	8,637,553	512,762,728	580,490,601
	BHFTI SSGA Growth and Income ETF Division		BHFTI SSGA Growth ETF Division		BHFTI T. Rowe Price Large Cap Value Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	23,115,501	26,261,154	4,809,272	5,267,322	12,282	25,963
Units issued and transferred from other funding options	1,790,902	428,403	1,413,108	228,525	734	501
Units redeemed and transferred to other funding options	(4,421,369)	(3,574,056)	(1,888,388)	(686,575)	(993)	(14,182)
Units end of year	20,485,034	23,115,501	4,333,992	4,809,272	12,023	12,282
	BHFTI Western Asset Management Government Income Division		BHFTII Baillie Gifford International Stock Division		BHFTII BlackRock Bond Income Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	24,291,400	27,345,170	4,831,928	5,050,419	5,558,204	6,550,596
Units issued and transferred from other funding options	1,977,842	3,920,075	2,589,736	502,915	2,611,580	331,293
Units redeemed and transferred to other funding options	(5,254,311)	(6,973,845)	(3,048,891)	(721,406)	(3,040,197)	(1,323,685)
Units end of year	21,014,931	24,291,400	4,372,773	4,831,928	5,129,587	5,558,204

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2023 and 2022:

	BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse Asset Allocation 20 Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	3,012,995	3,306,153	2,429,057	2,745,802	12,946,063	15,403,578
Units issued and transferred from other funding options	896,475	319,383	1,347,206	912,722	2,104,707	743,019
Units redeemed and transferred to other funding options	(1,232,283)	(612,541)	(839,097)	(1,229,467)	(4,156,166)	(3,200,534)
Units end of year	2,677,187	3,012,995	2,937,166	2,429,057	10,894,604	12,946,063
	BHFTII Brighthouse/Artisan Mid Cap Value Division		BHFTII Brighthouse/ Dimensional International Small Company Division		BHFTII Brighthouse/ Wellington Balanced Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	2,714,978	3,074,537	192,986	217,756	6,409,020	7,106,175
Units issued and transferred from other funding options	1,063,927	139,572	14,567	17,503	5,298,370	237,239
Units redeemed and transferred to other funding options	(1,359,373)	(499,131)	(47,881)	(42,273)	(6,000,437)	(934,394)
Units end of year	2,419,532	2,714,978	159,672	192,986	5,706,953	6,409,020
	BHFTII Loomis Sayles Small Cap Core Division		BHFTII Loomis Sayles Small Cap Growth Division		BHFTII MetLife Aggregate Bond Index Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	2,155,234	2,370,989	1,483,796	1,695,408	42,623,860	48,385,248
Units issued and transferred from other funding options	573,127	89,119	907,127	129,605	16,473,553	3,462,781
Units redeemed and transferred to other funding options	(783,850)	(304,874)	(1,030,463)	(341,217)	(18,704,498)	(9,224,169)
Units end of year	1,944,511	2,155,234	1,360,460	1,483,796	40,392,915	42,623,860
	BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	20,639,211	22,605,518	2,070,995	2,306,720	37,064,337	40,856,426
Units issued and transferred from other funding options	13,788,312	1,623,667	961,391	131,862	30,207,688	5,198,920
Units redeemed and transferred to other funding options	(16,238,238)	(3,589,974)	(1,179,567)	(367,587)	(33,261,573)	(8,991,009)
Units end of year	18,189,285	20,639,211	1,852,819	2,070,995	34,010,452	37,064,337

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2023. There was no impact to the net assets of the Division.

(a) For the period May 1, 2023 to December 31, 2023.

	BHFTII Brighthouse Asset Allocation 40 Division		BHFTII Brighthouse Asset Allocation 60 Division		BHFTII Brighthouse Asset Allocation 80 Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	33,365,258	38,513,419	107,112,668	120,826,699	56,005,775	61,203,569
Units issued and transferred from other funding options	5,614,986	959,145	19,322,233	2,111,868	19,490,541	1,379,218
Units redeemed and transferred to other funding options	(9,993,752)	(6,107,306)	(32,200,658)	(15,825,899)	(24,751,254)	(6,577,012)
Units end of year	28,986,492	33,365,258	94,234,243	107,112,668	50,745,062	56,005,775
	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	5,504,979	6,291,202	4,128,328	4,467,854	8,359,946	9,073,417
Units issued and transferred from other funding options	1,720,491	315,077	3,634,989	137,186	3,982,243	1,629,326
Units redeemed and transferred to other funding options	(2,256,093)	(1,101,300)	(3,999,449)	(476,712)	(5,085,934)	(2,342,797)
Units end of year	4,969,377	5,504,979	3,763,868	4,128,328	7,256,255	8,359,946
	BHFTII MetLife Mid Cap Stock Index Division		BHFTII MetLife MSCI EAFE® Index Division		BHFTII MetLife Russell 2000® Index Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	8,811,906	9,859,099	20,653,524	22,411,515	6,322,259	6,792,038
Units issued and transferred from other funding options	4,669,919	685,368	9,453,281	2,157,771	3,909,865	665,289
Units redeemed and transferred to other funding options	(5,473,608)	(1,732,561)	(11,828,166)	(3,915,762)	(4,382,154)	(1,135,068)
Units end of year	8,008,217	8,811,906	18,278,639	20,653,524	5,849,970	6,322,259
	BHFTII Neuberger Berman Genesis Division		BHFTII T. Rowe Price Large Cap Growth Division		BHFTII T. Rowe Price Small Cap Growth Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	5,363,916	5,912,293	10,967,997	11,647,251	5,959,999	6,652,969
Units issued and transferred from other funding options	2,936,221	259,693	5,662,018	1,593,247	4,119,880	372,499
Units redeemed and transferred to other funding options	(3,438,305)	(808,070)	(7,172,575)	(2,272,501)	(4,658,153)	(1,065,469)
Units end of year	4,861,832	5,363,916	9,457,440	10,967,997	5,421,726	5,959,999

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2023 and 2022:

	BHFTII VanEck Global Natural Resources Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	1,245,433	1,734,410	9,126,574	10,455,449	5,660,639	6,670,779
Units issued and transferred from other funding options	296,588	214,392	3,152,255	500,544	2,262,315	989,282
Units redeemed and transferred to other funding options	(267,304)	(703,369)	(4,110,821)	(1,829,419)	(2,634,847)	(1,999,422)
Units end of year	1,274,717	1,245,433	8,168,008	9,126,574	5,288,107	5,660,639
	Delaware VIP® Small Cap Value Division		Fidelity® VIP Contrafund® Division		Fidelity® VIP Equity-Income Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	448	448	52,746	55,851	1,130,142	1,248,036
Units issued and transferred from other funding options	—	—	1,027	946	631,751	49,177
Units redeemed and transferred to other funding options	—	—	(16,768)	(4,051)	(748,399)	(167,071)
Units end of year	448	448	37,005	52,746	1,013,494	1,130,142
	Fidelity® VIP Freedom 2035 Division		Fidelity® VIP Freedom 2040 Division		Fidelity® VIP Freedom 2045 Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	157,298	112,239	97,979	68,494	98,313	68,496
Units issued and transferred from other funding options	241,022	62,302	169,023	42,084	164,805	34,748
Units redeemed and transferred to other funding options	(188,975)	(17,243)	(121,549)	(12,599)	(130,263)	(4,931)
Units end of year	209,345	157,298	145,453	97,979	132,855	98,313
	Fidelity® VIP FundsManager 60% Division		Fidelity® VIP Government Money Market Division		Fidelity® VIP Growth Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	10,734,842	12,336,639	253,220	306,845	563,124	611,993
Units issued and transferred from other funding options	44,108	96,856	510,432	107,208	785,747	9,549
Units redeemed and transferred to other funding options	(1,588,197)	(1,698,653)	(535,430)	(160,833)	(834,524)	(58,418)
Units end of year	9,190,753	10,734,842	228,222	253,220	514,347	563,124

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2023. There was no impact to the net assets of the Division.

(a) For the period May 1, 2023 to December 31, 2023.

	BlackRock Global Allocation V.I. Division		Calvert VP SRI Balanced Division		Calvert VP SRI Mid Cap Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	637	652	812,083	894,700	79,527	84,007
Units issued and transferred from other funding options	5	22	877,478	53,676	85,646	3,594
Units redeemed and transferred to other funding options	(38)	(37)	(941,978)	(136,293)	(94,582)	(8,074)
Units end of year	604	637	747,583	812,083	70,591	79,527
	Fidelity® VIP Freedom 2020 Division		Fidelity® VIP Freedom 2025 Division		Fidelity® VIP Freedom 2030 Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	178,252	163,380	269,214	287,972	265,213	290,180
Units issued and transferred from other funding options	173,753	39,820	296,449	71,718	436,325	120,856
Units redeemed and transferred to other funding options	(215,181)	(24,948)	(355,349)	(90,476)	(388,545)	(145,823)
Units end of year	136,824	178,252	210,314	269,214	312,993	265,213
	Fidelity® VIP Freedom 2050 Division		Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP FundsManager 50% Division
	2023	2022	2023 (a)	2023 (a)	2023	2022
Units beginning of year	213,772	149,456	—	—	11,378,214	12,481,990
Units issued and transferred from other funding options	343,227	90,181	324,660	370,996	11,756	34,015
Units redeemed and transferred to other funding options	(282,522)	(25,865)	(43,410)	(9,420)	(1,940,957)	(1,137,791)
Units end of year	274,477	213,772	281,250	361,576	9,449,013	11,378,214
	Fidelity® VIP Investment Grade Bond Division		Fidelity® VIP Mid Cap Division		FTVIPT Templeton Developing Markets VIP Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	206,147	223,841	41,057	43,732	20,276	24,007
Units issued and transferred from other funding options	268,102	33,209	165	104	—	—
Units redeemed and transferred to other funding options	(309,948)	(50,903)	(17,687)	(2,779)	—	(3,731)
Units end of year	164,301	206,147	23,535	41,057	20,276	20,276

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2023 and 2022:

	FTVIPT Templeton Foreign VIP Division		Janus Henderson Enterprise Division		LMPVET ClearBridge Variable Appreciation Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	262	112	4,078	8,707	4,454	4,610
Units issued and transferred from other funding options	179	150	986	153	87	—
Units redeemed and transferred to other funding options	—	—	(1,910)	(4,782)	(173)	(156)
Units end of year	441	262	3,154	4,078	4,368	4,454
	LMPVIT Western Asset Core Plus Division		Morgan Stanley VIF Global Infrastructure Division		PIMCO VIT CommodityRealReturn® Strategy Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	108	108	3,594	3,851	9,106	4,451
Units issued and transferred from other funding options	—	—	522	99	384	5,261
Units redeemed and transferred to other funding options	—	—	(1,177)	(356)	(694)	(606)
Units end of year	108	108	2,939	3,594	8,796	9,106

* Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2023. There was no impact to the net assets of the Division.

(a) For the period May 1, 2023 to December 31, 2023.

	LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	36,359	42,161	61,685	71,487	5,200	7,572
Units issued and transferred from other funding options	1,378	—	3,201	6,186	819	1,901
Units redeemed and transferred to other funding options	(2,523)	(5,802)	(3,782)	(15,988)	(222)	(4,273)
Units end of year	35,214	36,359	61,104	61,685	5,797	5,200
	PIMCO VIT Dynamic Bond Division		PIMCO VIT Emerging Markets Bond Division		TAP 1919 Variable Socially Responsive Balanced Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	1,184	1,880	1,675	3,430	1,085	1,085
Units issued and transferred from other funding options	220	12	390	96	—	—
Units redeemed and transferred to other funding options	(442)	(708)	(795)	(1,851)	—	—
Units end of year	962	1,184	1,270	1,675	1,085	1,085

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2023:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
American Funds® Global	2023	19,413	9.45	183,419	0.90	0.90	21.51
Growth Division	2022	20,927	7.78	162,720	0.61	0.90	(25.41)
	2021	26,203	10.43	273,167	0.33	0.90	15.38
	2020	31,184	9.04	281,770	0.35	0.90	29.29
	2019	34,762	6.99	242,935	1.14	0.90	34.06
American Funds® Global	2023	5,714,594	5.30 - 65.87	308,247,050	0.26	0.50 - 2.50	5.15 - 15.42
Small Capitalization Division	2022	6,302,361	4.63 - 57.13	297,344,865	—	0.50 - 2.50	(31.29) - (30.01)
	2021	6,543,370	6.68 - 81.70	443,145,956	—	0.50 - 2.50	4.10 - 6.05
	2020	7,379,440	6.36 - 77.12	474,942,195	0.17	0.50 - 2.50	26.51 - 28.88
	2019	8,707,173	4.98 - 59.90	437,123,606	0.15	0.50 - 2.50	28.27 - 30.67
American Funds® Growth	2023	7,921,439	3.87 - 880.99	1,037,944,764	0.36	0.50 - 2.35	11.94 - 37.45
Division[4]	2022	1,852,516	2.84 - 692.89	873,280,583	0.31	0.50 - 2.35	(31.56) - (30.46)
	2021	1,983,543	4.12 - 996.38	1,359,475,833	0.21	0.50 - 2.35	19.16 - 21.08
	2020	2,243,998	3.43 - 822.93	1,297,004,971	0.32	0.50 - 2.35	48.54 - 50.94
	2019	2,560,095	2.30 - 545.20	1,023,148,092	0.73	0.50 - 2.35	27.74 - 29.80
American Funds®	2023	1,745,090	34.91 - 490.16	636,821,332	1.34	0.50 - 2.35	10.79 - 25.20
Growth-Income Division	2022	2,009,212	28.12 - 391.51	590,162,234	1.24	0.50 - 2.35	(18.43) - (17.12)
	2021	2,276,122	34.22 - 472.35	808,908,049	1.10	0.50 - 2.35	21.21 - 23.17
	2020	2,655,428	28.02 - 383.50	766,106,526	1.35	0.50 - 2.35	10.90 - 12.69
	2019	2,980,149	25.08 - 340.30	767,275,578	1.62	0.50 - 2.35	23.21 - 25.19
American Funds® The Bond	2023	3,493,061	1.05 - 22.62	63,085,209	3.44	0.50 - 2.10	2.76 - 4.88
Fund of America Division	2022	3,563,015	1.01 - 21.68	62,514,765	2.81	0.50 - 2.10	(14.39) - (13.14)
	2021	4,106,274	1.17 - 24.96	83,591,263	1.40	0.50 - 2.10	(2.38) - (0.95)
	2020	4,240,005	1.19 - 25.20	87,818,399	2.17	0.50 - 2.10	7.45 - 9.02
	2019	4,042,100	1.09 - 23.11	77,224,066	2.59	0.50 - 2.10	7.09 - 8.65
BHFTI AB Global Dynamic	2023	51,951,131	13.25 - 15.04	769,436,900	2.82	1.10 - 2.10	9.33 - 10.42
Allocation Division	2022	59,399,619	12.12 - 13.62	797,530,989	4.28	1.10 - 2.10	(22.08) - (21.30)
	2021	67,331,765	15.55 - 17.30	1,149,682,505	0.22	1.10 - 2.10	7.01 - 8.08
	2020	78,219,417	14.53 - 16.01	1,236,443,892	1.77	1.10 - 2.10	3.88 - 4.92
	2019	89,425,360	13.99 - 15.26	1,348,392,149	3.46	1.10 - 2.10	15.62 - 16.78
BHFTI Allspring Mid Cap	2023	1,221	38.01 - 41.94	49,531	1.27	1.10 - 1.60	7.29 - 7.83
Value Division	2022	3,075	35.42 - 38.89	114,557	0.49	1.10 - 1.60	(6.47) - (6.00)
	2021	6,264	37.87 - 41.38	248,627	0.63	1.10 - 1.60	26.90 - 27.54
	2020	7,353	29.85 - 32.44	229,968	0.89	1.10 - 1.60	1.08 - 1.59
	2019	11,942	29.53 - 31.93	368,958	0.66	1.10 - 1.60	33.38 - 34.05
BHFTI American Funds®	2023	28,469,783	2.12 - 24.39	600,346,077	2.31	0.50 - 2.10	6.69 - 15.97
Balanced Allocation Division	2022	32,015,131	1.84 - 21.03	587,177,966	1.41	0.50 - 2.10	(18.49) - (17.07)
	2021	35,523,223	2.24 - 25.36	792,659,669	1.18	0.50 - 2.10	9.81 - 11.82
	2020	40,375,709	2.03 - 22.68	813,811,656	1.72	0.50 - 2.10	13.16 - 15.09
	2019	45,337,707	1.77 - 19.71	800,925,855	1.80	0.50 - 2.10	17.04 - 19.11

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI American Funds®	2023	16,838,814	2.40 - 27.02	401,931,668	2.07	0.50 - 2.15	7.86 - 19.68
Growth Allocation Division	2022	18,373,647	2.02 - 22.58	369,378,870	1.07	0.50 - 2.15	(20.25) - (18.93)
	2021	20,115,537	2.51 - 27.85	502,935,505	0.81	0.50 - 2.15	13.44 - 15.33
	2020	21,672,182	2.20 - 24.15	473,694,389	1.56	0.50 - 2.15	14.43 - 16.34
	2019	23,820,328	1.90 - 20.76	451,501,018	1.68	0.50 - 2.15	21.01 - 23.02
BHFTI American Funds®	2023	5,965,146	4.33 - 44.35	251,346,531	1.57	0.95 - 2.25	34.93 - 36.69
Growth Division	2022	7,287,992	3.17 - 32.45	225,213,085	0.55	0.95 - 2.25	(31.71) - (30.82)
	2021	7,703,185	4.59 - 46.90	344,916,945	—	0.95 - 2.25	18.92 - 20.47
	2020	10,039,904	3.82 - 38.93	374,416,489	0.84	0.95 - 2.25	48.25 - 50.20
	2019	13,396,429	2.55 - 25.92	333,656,449	0.44	0.95 - 2.25	27.44 - 29.11
BHFTI American Funds®	2023	28,912,004	1.86 - 20.93	537,459,449	2.62	0.50 - 2.10	5.60 - 12.35
Moderate Allocation Division	2022	33,094,562	1.67 - 18.63	551,584,025	1.73	0.50 - 2.10	(16.40) - (15.05)
	2021	37,338,886	2.08 - 21.93	738,578,220	1.54	0.50 - 2.10	7.36 - 9.09
	2020	42,632,501	1.91 - 20.11	778,574,010	1.89	0.50 - 2.10	10.64 - 12.43
	2019	48,048,192	1.71 - 17.88	786,219,704	1.98	0.50 - 2.10	13.74 - 15.58
BHFTI BlackRock Global	2023	68,287,674	13.15 - 14.92	1,003,452,900	3.22	1.10 - 2.10	10.97 - 12.08
Tactical Strategies Division	2022	77,906,238	11.85 - 13.32	1,022,437,228	2.31	1.10 - 2.10	(20.57) - (19.77)
	2021	88,958,635	14.92 - 16.60	1,456,631,240	1.36	1.10 - 2.10	7.51 - 8.59
	2020	103,549,645	13.87 - 15.28	1,562,480,869	1.58	1.10 - 2.10	2.14 - 3.17
	2019	117,923,351	13.58 - 14.82	1,726,223,549	0.19	1.10 - 2.10	18.12 - 19.31
BHFTI BlackRock High Yield	2023	27,747	4.04 - 38.15	219,520	5.51	0.90 - 1.60	11.28 - 12.40
Division	2022	27,293	3.60 - 34.11	225,153	5.30	0.90 - 1.60	(11.75) - (10.97)
	2021	37,764	4.05 - 38.46	374,224	4.04	0.90 - 1.60	3.51 - 4.59
	2020	48,501	3.89 - 36.97	449,845	5.34	0.90 - 1.60	5.80 - 6.79
	2019	45,780	3.65 - 34.77	449,626	5.89	0.90 - 1.60	13.03 - 14.02
BHFTI Brighthouse Asset	2023	6,907,156	3.25 - 59.42	227,412,659	2.83	0.50 - 2.00	7.38 - 20.21
Allocation 100 Division	2022	7,535,971	2.71 - 49.73	208,742,838	1.45	0.50 - 2.00	(21.73) - (20.55)
	2021	7,902,518	3.43 - 62.92	278,055,934	1.20	0.50 - 2.00	15.79 - 17.54
	2020	8,453,543	2.93 - 53.89	254,598,524	1.26	0.50 - 2.00	16.55 - 18.32
	2019	9,271,704	2.49 - 45.81	237,520,246	1.63	0.50 - 2.05	24.90 - 26.85
BHFTI Brighthouse Balanced	2023	125,158,723	14.89 - 17.00	2,094,600,250	3.18	1.10 - 2.15	6.92 - 8.05
Plus Division	2022	143,748,307	13.92 - 15.74	2,228,950,822	2.44	1.10 - 2.15	(23.47) - (22.66)
	2021	164,181,154	18.19 - 20.35	3,294,483,428	2.32	1.10 - 2.15	5.26 - 6.37
	2020	189,208,847	17.28 - 19.13	3,572,331,763	2.35	1.10 - 2.15	10.12 - 11.29
	2019	212,617,604	15.69 - 17.19	3,610,425,443	2.03	1.10 - 2.15	20.94 - 22.21
BHFTI Brighthouse Small Cap	2023	388,484	4.69 - 51.10	16,962,134	1.00	0.50 - 1.55	12.20 - 13.38
Value Division	2022	416,977	4.15 - 45.07	16,182,500	0.61	0.50 - 1.55	(14.43) - (13.53)
	2021	449,964	4.82 - 52.11	20,325,098	0.83	0.50 - 1.55	29.74 - 31.11
	2020	492,592	3.69 - 39.75	17,064,278	1.34	0.50 - 1.55	(2.11) - (1.07)
	2019	507,130	3.74 - 40.18	17,894,741	0.89	0.50 - 1.60	26.73 - 28.13
BHFTI Brighthouse/abrdn	2023	2,548,042	1.25 - 11.89	28,403,260	1.01	0.90 - 2.25	4.11 - 5.72
Emerging Markets Equity	2022	2,809,473	1.19 - 11.27	29,791,833	0.73	0.90 - 2.25	(27.46) - (26.24)
Division	2021	2,787,968	1.61 - 15.34	40,417,620	0.17	0.90 - 2.25	(7.18) - (5.66)
	2020	3,047,927	1.70 - 16.31	47,234,562	2.07	0.90 - 2.25	24.46 - 26.53
	2019	3,782,564	1.35 - 12.93	46,669,817	1.65	0.90 - 2.25	18.06 - 19.90

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Brighthouse/Eaton	2023	1,158,221	12.49 - 14.12	15,822,033	5.46	1.10 - 2.00	8.60 - 9.58
Vance Floating Rate Division	2022	1,425,110	11.50 - 12.89	17,729,471	3.52	1.10 - 2.00	(3.55) - (2.68)
	2021	1,540,034	11.92 - 13.24	19,666,389	3.17	1.10 - 2.00	1.45 - 2.37
	2020	1,594,088	11.75 - 12.94	19,938,279	4.67	1.10 - 2.00	0.04 - 0.94
	2019	2,151,505	11.69 - 12.81	26,783,935	4.58	1.10 - 2.05	4.86 - 5.86
BHFTI Brighthouse/Franklin	2023	5,235,711	9.01 - 11.11	52,865,324	3.46	0.50 - 2.15	2.85 - 5.07
Low Duration Total Return	2022	5,611,805	8.87 - 10.57	54,277,970	2.72	0.50 - 2.00	(6.62) - (5.21)
Division	2021	6,579,388	9.50 - 11.15	67,677,469	1.86	0.50 - 2.00	(1.70) - (0.22)
	2020	6,584,220	9.66 - 11.17	68,394,975	3.39	0.50 - 2.00	0.10 - 1.61
	2019	7,151,707	9.65 - 11.00	73,642,877	3.32	0.50 - 2.00	2.56 - 4.11
BHFTI Brighthouse/Templeton	2023	307,662	9.89 - 11.04	3,262,095	—	0.95 - 1.70	1.77 - 2.53
International Bond Division	2022	331,156	9.72 - 10.77	3,433,306	—	0.95 - 1.70	(6.24) - (5.53)
	2021	414,855	10.36 - 11.40	4,563,951	—	0.95 - 1.70	(6.61) - (5.91)
	2020	421,632	10.71 - 12.11	4,944,012	6.25	0.95 - 2.00	(7.78) - (6.80)
	2019	432,512	11.62 - 13.00	5,449,838	8.38	0.95 - 2.00	(0.84) - 0.21
BHFTI	2023	5,793,535	4.10 - 346.11	716,711,558	0.80	0.00 - 2.30	9.66 - 25.84
Brighthouse/Wellington Large	2022	6,374,312	3.30 - 697.93	644,887,319	0.70	0.00 - 2.50	(21.14) - (18.96)
Cap Research Division[4]	2021	7,052,462	4.12 - 861.21	889,105,237	0.84	0.00 - 2.50	21.13 - 24.48
	2020	7,965,776	3.34 - 691.83	805,727,887	1.11	0.00 - 2.50	19.31 - 22.37
	2019	8,991,065	2.76 - 565.38	741,294,779	1.12	0.00 - 2.50	28.77 - 32.17
BHFTI CBRE Global Real	2023	5,617,787	2.48 - 26.84	128,621,436	2.49	0.50 - 2.25	10.23 - 12.24
Estate Division	2022	6,127,028	2.22 - 23.93	126,167,563	4.12	0.50 - 2.25	(26.66) - (25.20)
	2021	6,612,118	2.99 - 32.07	183,528,774	2.89	0.50 - 2.25	31.43 - 33.83
	2020	7,956,916	2.24 - 23.97	166,520,792	4.52	0.50 - 2.25	(7.14) - (5.40)
	2019	8,161,374	2.38 - 25.37	182,528,745	3.08	0.50 - 2.25	22.03 - 24.29
BHFTI Harris Oakmark	2023	8,693,352	3.36 - 40.20	292,864,684	1.94	0.50 - 2.25	1.08 - 18.36
International Division	2022	9,977,513	2.85 - 33.96	286,002,102	2.20	0.50 - 2.25	(17.87) - (16.42)
	2021	11,034,401	3.43 - 40.64	379,548,585	0.65	0.50 - 2.25	6.03 - 7.96
	2020	13,069,949	3.19 - 37.66	418,249,872	3.30	0.50 - 2.25	2.77 - 4.68
	2019	13,819,826	3.06 - 36.01	425,579,613	2.21	0.50 - 2.25	21.75 - 24.03
BHFTI Invesco Balanced-Risk	2023	221,272,756	1.29 - 1.42	311,960,017	3.32	1.15 - 2.00	4.34 - 5.22
Allocation Division	2022	255,386,549	1.23 - 1.35	342,320,387	6.17	1.15 - 2.00	(14.14) - (13.41)
	2021	271,882,939	1.44 - 1.56	420,943,457	3.04	1.15 - 2.00	7.52 - 8.44
	2020	305,812,256	1.34 - 1.44	436,657,575	5.45	1.15 - 2.00	7.95 - 8.87
	2019	351,901,497	1.24 - 13.34	461,843,455	—	1.10 - 2.00	13.00 - 14.02
BHFTI Invesco Comstock	2023	3,875	2.26 - 31.99	15,663	1.93	0.90 - 1.35	10.71 - 11.21
Division	2022	4,010	2.03 - 30.20	14,227	1.77	0.90 - 1.35	(0.71) - (0.26)
	2021	4,394	2.04 - 30.34	17,943	1.03	0.90 - 1.35	31.40 - 31.99
	2020	6,488	1.54 - 23.03	54,656	2.16	0.90 - 1.35	(1.84) - (1.40)
	2019	6,188	1.56 - 23.40	57,870	2.13	0.90 - 1.35	23.28 - 23.84
BHFTI Invesco Global Equity	2023	11,346,099	2.13 - 76.99	211,964,050	0.24	0.00 - 2.15	9.56 - 34.99
Division	2022	12,284,432	1.60 - 57.03	183,035,203	—	0.00 - 2.15	(33.26) - (31.70)
	2021	12,898,558	2.36 - 66.07	286,660,569	0.06	0.50 - 2.25	12.90 - 15.01
	2020	13,483,627	2.07 - 57.62	281,517,566	0.77	0.50 - 2.15	24.93 - 27.09
	2019	15,182,482	1.63 - 45.47	261,214,721	0.91	0.50 - 2.15	28.83 - 31.06

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Invesco Small Cap	2023	957,675	4.48 - 54.14	43,157,321	—	0.50 - 2.25	4.74 - 11.34
Growth Division	2022	1,052,061	4.06 - 48.62	42,465,874	—	0.50 - 2.25	(36.59) - (35.47)
	2021	1,160,106	6.34 - 75.35	73,101,402	—	0.50 - 2.25	4.55 - 6.40
	2020	1,205,933	6.01 - 70.81	71,253,289	—	0.50 - 2.15	53.58 - 55.98
	2019	1,335,510	3.89 - 45.40	51,053,864	—	0.50 - 2.15	21.80 - 23.79
BHFTI JPMorgan Core Bond	2023	4,494,796	9.91 - 11.42	50,347,571	2.80	1.10 - 2.00	3.63 - 4.56
Division	2022	4,617,391	9.50 - 10.93	49,423,341	2.45	1.10 - 2.00	(14.59) - (13.82)
	2021	5,727,534	11.05 - 12.69	71,214,221	2.31	1.10 - 2.00	(3.41) - (2.54)
	2020	5,908,327	11.14 - 13.02	75,426,695	3.23	1.10 - 2.00	5.75 - 6.71
	2019	6,207,730	10.49 - 12.21	74,354,984	4.54	1.10 - 2.05	6.02 - 7.03
BHFTI JPMorgan Global	2023	303,572,056	1.47 - 16.31	487,968,893	1.74	1.10 - 2.00	8.32 - 9.30
Active Allocation Division	2022	351,192,454	1.35 - 14.92	516,956,283	2.48	1.10 - 2.05	(19.22) - (18.45)
	2021	402,997,702	1.67 - 18.29	727,927,972	0.49	1.10 - 2.05	7.41 - 8.44
	2020	462,254,239	1.55 - 16.87	770,639,003	2.30	1.10 - 2.05	9.94 - 11.00
	2019	534,476,737	1.41 - 15.20	803,699,960	2.74	1.10 - 2.05	14.54 - 15.63
BHFTI JPMorgan Small Cap	2023	464,659	3.56 - 32.74	14,459,353	1.14	0.90 - 2.05	10.65 - 12.20
Value Division	2022	512,320	3.17 - 29.31	14,322,001	0.86	0.90 - 2.05	(15.25) - (13.99)
	2021	600,320	3.69 - 34.26	19,297,008	0.96	0.90 - 2.05	30.05 - 31.82
	2020	768,068	2.80 - 26.10	18,968,277	1.20	0.90 - 2.00	4.01 - 5.39
	2019	808,325	2.65 - 24.86	18,936,921	1.09	0.90 - 2.05	16.73 - 18.46
BHFTI Loomis Sayles Global	2023	2,643,286	2.55 - 30.96	76,304,013	—	0.50 - 2.05	8.98 - 21.60
Allocation Division	2022	3,039,436	2.11 - 25.62	72,766,561	—	0.50 - 2.00	(24.82) - (23.68)
	2021	3,349,302	2.79 - 33.77	105,733,405	0.83	0.50 - 2.00	12.00 - 13.69
	2020	3,759,111	2.47 - 29.88	105,220,386	0.69	0.50 - 2.00	12.51 - 14.21
	2019	4,334,728	2.18 - 26.32	107,109,800	1.49	0.50 - 2.05	24.94 - 26.89
BHFTI Loomis Sayles Growth	2023	10,120,720	3.21 - 716.12	384,789,586	—	0.50 - 2.25	9.14 - 51.09
Division[4]	2022	12,622,181	2.14 - 494.57	315,672,632	—	0.50 - 2.25	(29.60) - (28.33)
	2021	13,754,696	3.01 - 690.34	480,887,272	0.03	0.50 - 2.25	15.64 - 17.89
	2020	16,516,881	2.57 - 586.63	486,587,823	0.65	0.50 - 2.25	29.28 - 31.68
	2019	21,007,586	1.97 - 445.88	467,060,137	0.84	0.50 - 2.25	20.82 - 23.03
BHFTI MetLife Multi-Index	2023	336,941,033	1.40 - 15.67	520,854,431	2.29	0.90 - 2.10	11.46 - 12.81
Targeted Risk Division	2022	385,763,197	1.26 - 13.92	530,165,527	1.80	0.90 - 2.10	(22.73) - (21.80)
	2021	439,723,634	1.63 - 17.83	774,902,087	1.76	0.90 - 2.10	7.44 - 8.73
	2020	511,620,263	1.51 - 16.43	831,657,042	2.19	0.90 - 2.10	4.34 - 5.60
	2019	572,965,706	1.45 - 15.59	884,702,376	2.14	0.90 - 2.10	19.18 - 20.62
BHFTI MFS® Research	2023	5,827,431	2.31 - 27.78	125,706,164	1.57	0.50 - 2.15	2.58 - 12.26
International Division	2022	6,523,996	2.08 - 24.75	125,419,892	1.89	0.50 - 2.15	(19.20) - (17.98)
	2021	7,162,727	2.56 - 30.18	168,979,566	1.01	0.50 - 2.15	9.42 - 11.16
	2020	8,036,159	2.32 - 27.15	172,621,221	2.31	0.50 - 2.15	10.65 - 12.45
	2019	8,765,910	2.08 - 24.14	168,375,370	1.41	0.50 - 2.15	25.74 - 27.67
BHFTI Morgan Stanley	2023	7,797,125	4.04 - 50.75	342,073,216	—	0.50 - 2.25	12.99 - 40.16
Discovery Division	2022	8,637,553	2.91 - 36.21	271,897,111	—	0.50 - 2.25	(63.36) - (62.71)
	2021	8,569,702	7.86 - 97.09	729,134,205	—	0.50 - 2.25	(12.77) - (11.22)
	2020	9,587,827	8.93 - 109.37	920,192,712	—	0.50 - 2.25	147.48 - 151.85
	2019	11,049,927	3.58 - 43.43	423,750,247	—	0.50 - 2.25	37.01 - 39.43

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI PanAgora Global	2023	512,762,728	1.06 - 11.70	588,144,274	7.73	1.10 - 2.00	2.64 - 3.57
Diversified Risk Division	2022	580,490,601	1.04 - 11.29	643,605,338	16.96	1.10 - 2.00	(27.13) - (26.47)
	2021	61,606,271	1.42 - 1.52	92,948,445	—	1.15 - 2.00	4.29 - 5.18
	2020	67,636,602	1.36 - 1.44	97,068,610	3.14	1.15 - 2.00	9.63 - 10.57
	2019	64,915,547	1.24 - 1.31	84,293,104	3.24	1.15 - 2.00	19.58 - 20.60
BHFTI PIMCO Inflation	2023	14,735,632	1.12 - 19.08	235,419,293	2.12	0.50 - 2.15	1.18 - 3.07
Protected Bond Division	2022	16,020,300	1.09 - 18.51	250,254,578	6.26	0.50 - 2.15	(13.75) - (12.17)
	2021	18,836,529	1.24 - 21.07	337,008,189	0.73	0.50 - 2.15	3.18 - 4.93
	2020	19,226,114	1.18 - 20.08	330,502,638	2.68	0.50 - 2.15	9.16 - 11.13
	2019	20,971,534	1.07 - 18.07	327,258,585	3.41	0.50 - 2.15	5.97 - 7.79
BHFTI PIMCO Total Return	2023	26,494,250	1.79 - 21.75	479,885,083	2.93	0.50 - 2.25	3.42 - 5.54
Division	2022	28,080,302	1.71 - 20.61	485,365,597	2.96	0.50 - 2.25	(16.46) - (14.89)
	2021	32,619,518	2.03 - 24.24	667,326,755	1.84	0.50 - 2.25	(3.59) - (1.77)
	2020	34,236,760	2.09 - 24.71	715,365,209	3.69	0.50 - 2.25	6.09 - 8.12
	2019	36,674,056	1.95 - 22.89	715,395,370	2.93	0.50 - 2.25	6.05 - 7.98
BHFTI Schroders Global	2023	286,190,570	1.38 - 15.51	436,505,327	1.90	0.90 - 2.10	12.64 - 13.99
Multi-Asset Division	2022	332,465,034	1.22 - 13.63	446,173,171	1.40	0.90 - 2.10	(21.83) - (20.89)
	2021	381,747,388	1.56 - 17.27	649,441,142	0.32	0.90 - 2.10	9.11 - 10.42
	2020	455,182,622	1.43 - 15.67	703,341,582	1.77	0.90 - 2.10	(0.02) - 1.19
	2019	524,050,033	1.43 - 15.51	802,843,446	1.47	0.90 - 2.10	18.97 - 20.40
BHFTI SSGA Growth and	2023	20,485,034	18.84 - 24.78	452,336,743	2.32	0.60 - 2.10	5.19 - 13.29
Income ETF Division	2022	23,115,501	16.88 - 21.87	453,319,661	3.01	0.60 - 2.10	(17.13) - (15.88)
	2021	26,261,154	20.37 - 26.00	616,034,159	1.77	0.60 - 2.10	11.02 - 12.70
	2020	30,781,265	18.35 - 23.43	644,690,157	2.68	0.50 - 2.10	7.54 - 9.28
	2019	35,242,960	17.06 - 21.44	680,226,971	2.33	0.50 - 2.10	17.12 - 19.01
BHFTI SSGA Growth ETF	2023	4,333,992	20.48 - 27.43	104,238,016	1.88	0.50 - 2.10	5.54 - 15.18
Division	2022	4,809,272	18.07 - 23.82	101,146,274	2.77	0.50 - 2.10	(17.62) - (16.29)
	2021	5,267,322	21.93 - 28.45	133,226,796	1.45	0.50 - 2.10	15.16 - 17.02
	2020	6,011,201	19.05 - 24.32	130,804,692	2.42	0.50 - 2.10	8.44 - 10.20
	2019	6,956,479	17.56 - 22.07	138,322,296	1.97	0.50 - 2.10	19.90 - 21.83
BHFTI T. Rowe Price Large	2023	12,023	16.34 - 152.61	450,574	1.86	0.90 - 1.60	7.91 - 8.66
Cap Value Division	2022	12,282	15.03 - 140.73	469,865	1.87	0.90 - 1.60	(6.65) - (6.00)
	2021	25,963	15.99 - 150.00	731,476	1.81	0.90 - 1.60	23.98 - 24.85
	2020	28,681	12.81 - 120.39	685,939	3.00	0.90 - 1.60	1.23 - 1.95
	2019	33,084	12.57 - 118.33	725,942	1.95	0.90 - 1.60	24.51 - 25.38
BHFTI T. Rowe Price Mid Cap	2023	9,673,336	3.65 - 66.63	361,476,588	—	0.50 - 2.25	7.99 - 19.25
Growth Division	2022	10,811,320	3.09 - 56.00	340,891,490	—	0.50 - 2.25	(24.25) - (22.92)
	2021	12,061,669	4.04 - 72.79	496,061,829	—	0.50 - 2.25	12.42 - 14.41
	2020	13,981,484	3.56 - 63.81	505,414,544	0.08	0.50 - 2.25	21.15 - 23.30
	2019	16,418,378	2.91 - 51.83	484,527,095	0.08	0.50 - 2.25	28.15 - 30.41
BHFTI TCW Core Fixed Income	2023	1,492	9.82 - 9.95	14,806	2.81	1.20 - 1.35	4.19 - 4.35
Division	2022	1,631	9.42 - 9.53	15,515	0.91	1.20 - 1.35	(15.52) - (15.39)
	2021	4,056	11.16 - 11.27	45,391	1.34	1.20 - 1.35	(2.66) - (2.52)
	2020	4,573	11.46 - 11.56	52,557	3.20	1.20 - 1.35	7.67 - 7.83
	2019	22,517	10.64 - 10.77	240,520	3.06	1.10 - 1.35	6.94 - 7.20

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI Victory Sycamore Mid	2023	4,802,408	6.54 - 80.95	319,864,438	1.52	0.50 - 2.25	7.30 - 9.39
Cap Value Division	2022	5,395,821	6.03 - 74.00	331,206,446	1.73	0.50 - 2.25	(4.86) - (3.18)
	2021	6,175,875	6.28 - 76.43	394,481,911	1.17	0.50 - 2.25	28.87 - 31.14
	2020	7,196,575	4.83 - 58.28	351,800,764	1.51	0.50 - 2.25	5.24 - 7.10
	2019	7,872,022	4.55 - 54.42	361,807,709	1.16	0.50 - 2.25	26.12 - 28.34
BHFTI Western Asset	2023	21,014,931	9.29 - 10.48	217,903,615	2.65	1.15 - 2.10	2.22 - 3.20
Management Government	2022	24,291,400	9.09 - 10.16	244,217,321	2.27	1.15 - 2.10	(16.45) - (15.65)
Income Division	2021	27,345,170	10.88 - 12.04	326,125,318	2.14	1.15 - 2.10	(4.01) - (3.09)
	2020	32,375,503	11.33 - 12.42	398,349,977	2.38	1.15 - 2.10	5.43 - 6.44
	2019	32,564,019	10.75 - 11.67	376,497,264	2.73	1.15 - 2.10	5.26 - 6.26
BHFTII Baillie Gifford	2023	4,372,773	2.11 - 26.23	90,110,394	1.21	0.95 - 2.10	2.79 - 17.47
International Stock Division	2022	4,831,928	1.81 - 22.33	85,003,047	1.02	0.95 - 2.10	(30.22) - (29.27)
	2021	5,050,419	2.57 - 31.57	126,145,494	0.86	0.95 - 2.10	(2.97) - (1.69)
	2020	5,562,590	2.62 - 32.11	140,886,997	1.90	0.95 - 2.10	23.73 - 25.38
	2019	6,117,346	2.10 - 25.61	123,603,248	1.23	0.95 - 2.15	29.75 - 31.57
BHFTII BlackRock Bond	2023	5,129,587	6.80 - 86.77	253,716,879	2.98	0.50 - 2.25	2.32 - 5.16
Income Division	2022	5,558,204	6.51 - 82.59	260,026,298	2.75	0.50 - 2.25	(16.26) - (14.70)
	2021	6,550,596	7.69 - 96.92	361,431,935	2.62	0.50 - 2.25	(2.90) - (1.08)
	2020	7,023,787	7.83 - 98.08	389,186,999	3.39	0.50 - 2.25	5.92 - 7.89
	2019	7,472,189	7.31 - 90.99	384,830,691	3.61	0.50 - 2.25	7.12 - 9.12
BHFTII BlackRock Capital	2023	2,677,187	13.06 - 156.15	168,460,568	—	0.50 - 2.25	12.71 - 48.65
Appreciation Division	2022	3,012,995	8.85 - 105.16	133,568,070	—	0.50 - 2.25	(39.14) - (38.01)
	2021	3,306,153	14.38 - 169.80	234,988,229	—	0.50 - 2.25	18.19 - 20.42
	2020	3,762,727	12.02 - 141.17	230,129,341	—	0.50 - 2.25	37.18 - 39.75
	2019	4,262,514	8.66 - 101.12	192,688,204	0.02	0.50 - 2.25	29.57 - 31.99
BHFTII BlackRock	2023	2,937,166	2.38 - 25.55	30,782,687	1.50	0.90 - 2.15	1.98 - 4.11
Ultra-Short Term Bond	2022	2,429,057	2.29 - 24.61	33,824,637	—	0.90 - 2.15	(0.87) - 0.54
Division	2021	2,745,802	2.29 - 24.56	37,400,746	0.10	0.90 - 2.00	(2.42) - (1.09)
	2020	3,242,202	2.33 - 24.90	47,474,049	1.72	0.90 - 2.00	(1.80) - (0.47)
	2019	3,255,640	2.35 - 25.09	44,981,636	1.60	0.90 - 2.00	(0.14) - 1.21
BHFTII Brighthouse Asset	2023	10,894,604	1.79 - 19.27	182,236,915	3.51	0.50 - 2.15	3.82 - 7.29
Allocation 20 Division	2022	12,946,063	1.67 - 17.96	203,222,616	3.12	0.50 - 2.15	(14.54) - (13.12)
	2021	15,403,578	1.93 - 20.67	280,143,828	2.99	0.50 - 2.15	1.48 - 3.17
	2020	17,601,429	1.88 - 20.04	311,462,767	2.81	0.50 - 2.15	7.18 - 8.97
	2019	19,652,658	1.73 - 18.39	321,894,499	2.18	0.50 - 2.25	9.25 - 11.18
BHFTII Brighthouse Asset	2023	28,986,492	2.13 - 22.92	572,822,157	3.49	0.50 - 2.15	4.66 - 9.97
Allocation 40 Division	2022	33,365,258	1.94 - 20.84	603,366,834	2.60	0.50 - 2.15	(15.67) - (14.27)
	2021	38,513,419	2.27 - 24.31	818,808,370	2.68	0.50 - 2.15	5.14 - 6.89
	2020	43,790,060	2.14 - 22.74	875,065,802	2.69	0.50 - 2.15	8.67 - 10.48
	2019	49,796,769	1.94 - 20.58	908,735,683	2.19	0.50 - 2.15	13.14 - 15.02
BHFTII Brighthouse Asset	2023	94,234,243	2.50 - 26.95	2,196,814,212	3.14	0.50 - 2.15	5.53 - 13.03
Allocation 60 Division	2022	107,112,668	2.22 - 23.84	2,227,101,315	2.15	0.50 - 2.15	(17.13) - (15.75)
	2021	120,826,699	2.65 - 28.30	3,004,188,035	2.12	0.50 - 2.15	8.55 - 10.35
	2020	138,788,939	2.41 - 25.65	3,132,220,695	2.21	0.50 - 2.15	11.42 - 13.28
	2019	157,596,785	2.13 - 22.64	3,165,966,352	1.96	0.50 - 2.15	16.88 - 18.83

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII Brighthouse Asset	2023	50,745,062	2.87 - 30.95	1,363,001,239	3.05	0.50 - 2.15	6.44 - 16.71
Allocation 80 Division	2022	56,005,775	2.47 - 26.52	1,298,523,579	1.81	0.50 - 2.15	(19.71) - (18.38)
	2021	61,203,569	3.04 - 32.49	1,751,110,118	1.69	0.50 - 2.15	12.27 - 14.14
	2020	68,356,199	2.67 - 28.47	1,722,419,271	1.84	0.50 - 2.15	14.11 - 16.01
	2019	76,334,895	2.31 - 24.54	1,670,394,964	1.77	0.50 - 2.15	21.10 - 23.11
BHFTII Brighthouse/Artisan	2023	2,419,532	8.40 - 100.15	154,888,390	0.72	0.50 - 2.05	9.00 - 17.65
Mid Cap Value Division	2022	2,714,978	7.18 - 85.13	149,107,149	0.81	0.50 - 2.05	(14.60) - (13.27)
	2021	3,074,537	8.33 - 98.15	195,847,200	0.83	0.50 - 2.15	24.02 - 25.96
	2020	3,488,897	6.65 - 77.92	178,298,975	0.84	0.50 - 2.05	3.82 - 5.45
	2019	3,807,667	6.35 - 73.90	186,211,530	0.62	0.50 - 2.25	20.69 - 22.82
BHFTII	2023	159,672	25.28 - 29.20	4,552,947	2.33	1.10 - 2.05	11.22 - 12.28
Brighthouse/Dimensional	2022	192,986	22.73 - 26.01	4,901,771	2.34	1.10 - 2.05	(19.37) - (18.60)
International Small Company	2021	217,756	28.19 - 31.95	6,805,165	1.53	1.10 - 2.05	11.55 - 12.61
Division	2020	256,198	25.27 - 28.37	7,124,915	2.53	1.10 - 2.05	6.58 - 7.60
	2019	299,239	23.71 - 26.37	7,739,398	1.03	1.10 - 2.05	20.54 - 21.69
BHFTII	2023	5,706,953	2.10 - 129.95	479,030,995	2.14	0.90 - 2.15	7.08 - 17.05
Brighthouse/Wellington	2022	6,409,020	1.80 - 111.07	461,892,147	1.69	0.90 - 2.15	(19.02) - (17.82)
Balanced Division	2021	7,106,175	2.20 - 135.22	629,816,680	1.81	0.90 - 2.15	11.44 - 13.00
	2020	7,735,328	1.96 - 119.71	610,629,506	2.19	0.90 - 2.15	15.03 - 16.67
	2019	8,451,244	1.69 - 102.66	574,717,552	2.18	0.90 - 2.15	20.24 - 21.89
BHFTII	2023	4,969,377	11.27 - 134.39	411,040,218	1.27	0.50 - 2.25	4.83 - 6.97
Brighthouse/Wellington Core	2022	5,504,979	10.61 - 125.78	429,404,884	1.28	0.50 - 2.25	(7.41) - (5.69)
Equity Opportunities Division	2021	6,291,202	11.33 - 133.49	531,319,660	1.25	0.50 - 2.25	21.35 - 23.62
	2020	7,259,472	9.23 - 108.10	503,780,671	1.44	0.50 - 2.25	8.50 - 10.55
	2019	8,239,874	8.40 - 97.90	520,632,824	1.45	0.50 - 2.25	27.74 - 30.09
BHFTII Frontier Mid Cap	2023	3,763,868	15.87 - 166.26	407,902,206	—	0.90 - 2.25	5.85 - 16.89
Growth Division	2022	4,128,328	13.58 - 142.23	384,728,789	—	0.90 - 2.25	(29.93) - (28.82)
	2021	4,467,854	19.09 - 199.82	586,525,681	—	0.90 - 2.25	11.84 - 13.60
	2020	4,933,281	16.82 - 175.90	572,542,548	—	0.90 - 2.25	28.45 - 30.46
	2019	5,529,994	12.90 - 134.83	494,555,658	—	0.90 - 2.25	29.88 - 31.88
BHFTII Jennison Growth	2023	7,256,255	2.69 - 71.61	209,302,202	—	0.50 - 2.25	12.73 - 52.10
Division	2022	8,359,946	1.78 - 47.17	160,933,782	—	0.50 - 2.25	(40.38) - (39.33)
	2021	9,073,417	2.95 - 77.89	287,427,814	—	0.50 - 2.25	14.31 - 16.33
	2020	10,579,883	2.55 - 67.11	289,505,068	0.06	0.50 - 2.25	52.89 - 55.59
	2019	11,874,095	1.65 - 43.21	211,338,418	0.26	0.50 - 2.25	29.55 - 31.83
BHFTII Loomis Sayles Small	2023	1,944,511	10.90 - 130.91	126,813,424	0.07	0.50 - 2.25	7.37 - 16.60
Cap Core Division	2022	2,155,234	9.41 - 112.28	122,718,093	—	0.50 - 2.25	(17.16) - (15.70)
	2021	2,370,989	11.23 - 133.19	163,685,620	0.03	0.50 - 2.25	18.94 - 21.04
	2020	2,707,781	9.33 - 110.04	156,522,639	0.04	0.50 - 2.25	9.29 - 11.23
	2019	3,029,622	8.44 - 98.93	157,396,600	0.01	0.50 - 2.25	22.44 - 24.60
BHFTII Loomis Sayles Small	2023	1,360,460	3.36 - 43.57	44,754,633	—	0.50 - 2.10	4.16 - 10.99
Cap Growth Division	2022	1,483,796	3.05 - 39.30	44,445,112	—	0.50 - 2.10	(24.70) - (23.48)
	2021	1,695,408	4.03 - 51.50	64,952,389	—	0.50 - 2.15	7.46 - 9.19
	2020	1,855,495	3.72 - 47.26	66,012,877	—	0.50 - 2.15	31.25 - 33.37
	2019	2,127,099	2.81 - 35.51	57,340,292	—	0.50 - 2.10	23.88 - 25.88

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII MetLife Aggregate	2023	40,392,915	1.62 - 20.06	677,079,190	2.72	0.50 - 2.25	2.59 - 4.62
Bond Index Division	2022	42,623,860	1.56 - 19.20	687,832,716	2.63	0.50 - 2.25	(15.24) - (13.65)
	2021	48,385,248	1.83 - 22.26	910,569,466	2.40	0.50 - 2.25	(4.39) - (2.56)
	2020	48,820,793	1.89 - 22.87	949,536,445	2.67	0.50 - 2.25	4.63 - 6.52
	2019	51,794,175	1.79 - 21.48	952,097,631	3.03	0.50 - 2.25	5.93 - 7.93
BHFTII MetLife Mid Cap	2023	8,008,217	5.17 - 63.10	426,347,826	1.16	0.50 - 2.15	8.48 - 15.19
Stock Index Division	2022	8,811,906	4.52 - 54.78	409,884,025	0.93	0.50 - 2.15	(15.24) - (13.87)
	2021	9,859,099	5.30 - 63.60	534,359,988	0.94	0.50 - 2.25	21.31 - 23.45
	2020	11,467,060	4.33 - 51.52	506,052,707	1.31	0.50 - 2.25	10.63 - 12.59
	2019	12,674,256	3.88 - 45.76	500,876,128	1.21	0.50 - 2.25	22.77 - 24.94
BHFTII MetLife MSCI EAFE®	2023	18,278,639	1.97 - 27.82	372,407,269	2.36	0.50 - 2.15	4.94 - 17.05
Index Division	2022	20,653,524	1.69 - 23.82	361,694,860	3.54	0.50 - 2.15	(16.42) - (15.07)
	2021	22,411,515	2.01 - 28.11	465,174,812	1.63	0.50 - 2.25	8.02 - 9.93
	2020	24,590,517	1.85 - 25.63	466,904,304	3.06	0.50 - 2.25	5.18 - 7.04
	2019	25,852,531	1.74 - 23.99	460,668,541	2.54	0.50 - 2.25	18.85 - 20.94
BHFTII MetLife Russell 2000®	2023	5,849,970	4.55 - 56.35	276,319,115	1.20	0.50 - 2.25	9.80 - 15.93
Index Division	2022	6,322,259	3.96 - 48.61	259,507,834	0.90	0.50 - 2.25	(22.20) - (20.83)
	2021	6,792,038	5.04 - 61.40	353,923,752	0.88	0.50 - 2.25	11.69 - 13.66
	2020	7,531,805	4.47 - 54.02	346,715,527	1.25	0.50 - 2.25	16.69 - 18.75
	2019	8,484,812	3.80 - 45.49	330,807,385	1.03	0.50 - 2.25	22.52 - 24.68
BHFTII MetLife Stock Index	2023	18,189,285	14.97 - 199.28	2,819,061,401	1.33	0.50 - 2.25	8.75 - 25.13
Division	2022	20,639,211	12.08 - 159.42	2,574,589,262	1.19	0.50 - 2.25	(20.32) - (18.82)
	2021	22,605,518	15.02 - 196.61	3,495,089,897	1.45	0.50 - 2.25	25.19 - 27.53
	2020	25,861,616	11.89 - 154.32	3,154,806,376	1.82	0.50 - 2.25	15.20 - 17.34
	2019	29,028,565	10.23 - 131.63	3,037,442,351	2.05	0.50 - 2.25	27.89 - 30.30
BHFTII MFS® Total Return	2023	1,852,819	1.74 - 128.44	95,299,894	2.07	0.50 - 1.85	6.36 - 9.59
Division	2022	2,070,995	1.60 - 117.21	96,428,667	1.65	0.50 - 1.85	(11.52) - (10.32)
	2021	2,306,720	1.79 - 130.69	120,981,417	1.73	0.50 - 1.85	11.85 - 13.37
	2020	2,535,226	1.58 - 115.28	117,745,426	2.30	0.50 - 2.00	7.31 - 8.94
	2019	2,894,622	1.46 - 105.82	123,762,477	2.23	0.50 - 2.15	17.52 - 19.47
BHFTII MFS® Value Division	2023	34,010,452	2.39 - 46.88	514,394,760	1.70	0.00 - 2.15	5.67 - 7.97
	2022	37,064,337	2.24 - 43.95	536,663,808	1.52	0.00 - 2.15	(8.12) - (6.10)
	2021	40,856,426	2.41 - 47.38	663,945,304	1.41	0.50 - 2.15	22.73 - 24.73
	2020	45,919,271	1.95 - 38.23	627,751,137	1.81	0.50 - 2.25	1.43 - 3.29
	2019	47,345,124	1.90 - 37.29	665,585,348	1.75	0.50 - 2.25	26.96 - 29.29
BHFTII Neuberger Berman	2023	4,861,832	2.54 - 60.73	239,269,608	0.06	0.50 - 2.10	5.83 - 14.63
Genesis Division	2022	5,363,916	4.62 - 52.98	232,034,093	—	0.50 - 2.10	(20.94) - (19.72)
	2021	5,912,293	5.79 - 66.00	320,936,546	0.04	0.50 - 2.15	15.69 - 17.53
	2020	6,733,229	4.95 - 56.16	311,591,184	0.08	0.50 - 2.15	22.28 - 24.14
	2019	7,645,037	4.01 - 45.24	287,729,651	0.12	0.50 - 2.15	26.73 - 28.76
BHFTII T. Rowe Price Large	2023	9,457,440	3.40 - 71.88	533,304,465	—	0.50 - 2.25	10.63 - 45.80
Cap Growth Division	2022	10,967,997	2.35 - 49.30	423,605,252	—	0.50 - 2.25	(41.99) - (40.96)
	2021	11,647,251	4.00 - 83.51	769,206,460	—	0.50 - 2.25	17.28 - 19.35
	2020	13,310,314	3.38 - 69.97	738,162,692	0.09	0.50 - 2.25	33.59 - 35.96
	2019	15,477,657	2.50 - 51.46	629,369,388	0.26	0.50 - 2.25	27.68 - 29.94

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII T. Rowe Price Small	2023	5,421,726	6.59 - 78.45	358,856,338	0.03	0.50 - 2.15	8.34 - 20.67
Cap Growth Division	2022	5,959,999	5.50 - 65.01	328,540,226	0.10	0.50 - 2.25	(24.07) - (22.73)
	2021	6,652,969	7.16 - 84.14	476,701,925	0.02	0.50 - 2.25	8.88 - 10.80
	2020	7,569,000	6.50 - 75.93	491,278,222	0.10	0.50 - 2.25	21.28 - 23.42
	2019	8,620,361	5.30 - 61.52	455,812,251	0.02	0.50 - 2.25	29.88 - 32.17
BHFTII VanEck Global	2023	1,274,717	13.19 - 14.45	18,077,756	2.83	1.10 - 1.70	(5.26) - (4.69)
Natural Resources Division	2022	1,245,433	13.93 - 15.16	18,554,027	2.38	1.10 - 1.70	6.16 - 6.80
	2021	1,734,410	13.12 - 14.20	24,223,570	0.98	1.10 - 1.70	16.51 - 17.21
	2020	2,324,890	10.86 - 12.11	27,733,915	1.24	1.10 - 2.00	18.77 - 19.85
	2019	2,701,656	9.09 - 10.11	26,913,827	0.34	1.10 - 2.05	10.07 - 11.12
BHFTII Western Asset	2023	8,168,008	1.14 - 43.07	266,841,085	6.44	0.50 - 2.25	5.10 - 8.67
Management Strategic Bond	2022	9,126,574	1.05 - 39.63	273,191,553	5.86	0.50 - 2.25	(18.78) - (17.34)
Opportunities Division	2021	10,455,449	1.28 - 47.95	381,592,675	3.61	0.50 - 2.25	0.33 - 2.10
	2020	11,354,141	1.26 - 46.96	408,706,045	5.77	0.50 - 2.15	4.39 - 6.08
	2019	12,363,002	1.20 - 44.27	422,719,703	4.75	0.50 - 2.15	11.86 - 13.66
BHFTII Western Asset	2023	5,288,107	1.87 - 22.31	91,560,733	2.13	0.50 - 2.00	2.47 - 4.07
Management U.S. Government	2022	5,660,639	1.81 - 21.44	94,709,309	2.09	0.50 - 2.15	(11.05) - (9.62)
Division	2021	6,670,779	2.01 - 23.72	123,805,731	2.50	0.50 - 2.15	(3.71) - (2.26)
	2020	7,382,234	2.07 - 24.27	139,252,019	2.82	0.50 - 2.15	2.77 - 4.39
	2019	7,078,457	2.00 - 23.25	130,271,257	2.56	0.50 - 2.15	3.63 - 5.25
BlackRock Global Allocation	2023	604	26.91 - 28.30	17,055	2.54	1.35 - 1.60	10.71 - 10.99
V.I. Division	2022	637	24.31 - 25.50	16,216	—	1.35 - 1.60	(17.40) - (17.20)
	2021	652	29.43 - 32.22	20,050	0.67	1.10 - 1.60	4.73 - 5.25
	2020	4,081	28.10 - 30.61	118,145	1.31	1.10 - 1.60	18.79 - 19.38
	2019	4,191	23.66 - 25.64	102,023	1.30	1.10 - 1.60	15.89 - 16.47
Calvert VP SRI Balanced	2023	747,583	51.34 - 69.02	47,614,556	1.59	0.50 - 1.45	7.26 - 16.24
Division	2022	812,083	44.59 - 59.38	44,856,941	1.17	0.50 - 1.45	(16.63) - (15.83)
	2021	894,700	53.48 - 70.93	59,231,523	1.15	0.50 - 1.45	13.46 - 14.54
	2020	954,567	47.13 - 62.39	55,610,315	1.51	0.50 - 1.45	13.60 - 14.68
	2019	1,030,290	40.38 - 54.81	52,926,119	1.57	0.50 - 1.55	22.49 - 23.78
Calvert VP SRI Mid Cap	2023	70,591	82.53	5,826,123	0.19	0.95	5.55 - 10.59
Division	2022	79,527	74.63	5,934,994	—	0.95	(20.24)
	2021	84,007	93.57	7,860,497	0.19	0.95	13.95
	2020	92,109	82.12	7,563,766	0.42	0.95	11.19
	2019	109,291	73.85	8,071,600	0.45	0.95	30.13
Delaware VIP® Small Cap	2023	448	1.90	853	0.95	0.90	8.47
Value Division	2022	448	1.75	786	0.83	0.90	(12.88)
	2021	448	2.01	902	0.83	0.90	33.21
	2020	448	1.51	677	1.35	0.90	(2.78)
	2019	448	1.55	697	2.01	0.90	26.99
Fidelity® VIP Contrafund®	2023	37,005	15.81 - 17.00	621,134	0.23	0.90 - 1.15	31.60 - 31.93
Division	2022	52,746	12.01 - 12.89	674,486	0.26	0.90 - 1.15	(27.33) - (27.15)
	2021	55,851	16.53 - 17.69	981,724	0.03	0.90 - 1.15	26.05 - 26.37
	2020	61,965	13.12 - 14.00	860,110	0.08	0.90 - 1.15	28.74 - 29.06
	2019	66,654	10.19 - 10.84	717,804	0.22	0.90 - 1.15	29.77 - 30.10

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Fidelity® VIP	2023	1,013,494	15.95 - 135.05	63,328,315	1.89	0.95 - 1.35	7.01 - 9.61
Equity-Income Division	2022	1,130,142	14.61 - 123.21	63,533,471	1.86	0.95 - 1.35	(6.23) - (5.85)
	2021	1,248,036	15.59 - 130.86	72,640,456	1.88	0.95 - 1.35	23.22 - 23.72
	2020	1,351,903	12.65 - 105.77	63,502,205	1.78	0.95 - 1.35	5.26 - 13.76
	2019	1,544,624	12.02 - 100.08	67,252,015	1.89	0.95 - 1.35	25.73 - 26.24
Fidelity® VIP Freedom 2020	2023	136,824	23.56 - 25.12	3,355,305	2.79	0.90 - 1.25	4.54 - 11.22
Division	2022	178,252	21.26 - 22.59	3,950,620	1.94	0.90 - 1.25	(17.00) - (16.72)
	2021	163,380	25.62 - 27.12	4,368,234	0.83	0.90 - 1.25	7.91 - 8.28
	2020	175,053	23.74 - 25.05	4,340,434	1.25	0.90 - 1.25	13.30 - 13.69
	2019	135,554	20.95 - 22.03	2,956,078	2.17	0.90 - 1.25	18.40 - 18.80
Fidelity® VIP Freedom 2025	2023	210,314	24.84 - 27.52	5,544,778	2.52	0.90 - 1.45	4.81 - 12.31
Division	2022	269,214	22.23 - 24.51	6,369,847	1.79	0.90 - 1.45	(17.84) - (17.38)
	2021	287,972	27.75 - 29.66	8,278,233	0.89	0.90 - 1.30	9.12 - 9.56
	2020	270,297	25.43 - 27.08	7,124,363	1.39	0.90 - 1.30	14.18 - 14.64
	2019	158,625	22.46 - 23.62	3,657,061	2.24	0.90 - 1.25	8.00 - 20.42
Fidelity® VIP Freedom 2030	2023	312,993	26.18 - 31.27	8,790,818	2.41	0.50 - 1.45	5.28 - 13.89
Division	2022	265,213	23.83 - 27.46	6,617,431	1.84	0.50 - 1.30	(18.16) - (17.50)
	2021	290,180	29.12 - 33.28	8,836,620	0.97	0.50 - 1.30	10.62 - 11.51
	2020	232,863	26.32 - 29.84	6,430,259	1.11	0.50 - 1.30	15.13 - 16.06
	2019	178,878	23.03 - 24.25	4,308,863	1.87	0.90 - 1.25	8.63 - 23.00
Fidelity® VIP Freedom 2035	2023	209,345	37.44 - 42.44	8,242,631	1.97	0.60 - 1.45	5.90 - 15.83
Division	2022	157,298	32.60 - 34.94	5,368,259	1.60	0.95 - 1.45	(19.07) - (18.66)
	2021	112,239	40.28 - 42.96	4,718,083	1.08	0.95 - 1.45	13.52 - 14.09
	2020	56,150	35.49 - 37.65	2,068,090	1.18	0.95 - 1.45	16.25 - 16.84
	2019	15,788	31.21 - 32.22	499,141	2.87	0.95 - 1.25	8.77 - 25.93
Fidelity® VIP Freedom 2040	2023	145,453	39.83 - 45.47	6,078,248	1.56	0.50 - 1.40	6.63 - 18.02
Division	2022	97,979	34.52 - 38.53	3,499,738	1.51	0.50 - 1.30	(19.46) - (18.82)
	2021	68,494	42.86 - 47.46	3,038,775	0.89	0.50 - 1.30	15.98 - 16.91
	2020	49,758	36.96 - 40.60	1,912,754	0.83	0.50 - 1.30	17.45 - 18.40
	2019	39,636	31.47 - 34.29	1,297,820	2.04	0.50 - 1.30	9.54 - 27.08
Fidelity® VIP Freedom 2045	2023	132,855	40.48 - 43.28	5,642,196	1.44	0.95 - 1.40	6.82 - 18.06
Division	2022	98,313	34.92 - 36.66	3,548,884	1.52	0.95 - 1.30	(19.51) - (19.22)
	2021	68,496	43.38 - 45.38	3,065,206	0.79	0.95 - 1.30	16.01 - 16.43
	2020	48,514	37.39 - 38.98	1,866,574	0.98	0.95 - 1.30	17.42 - 17.84
	2019	26,012	32.04 - 33.08	851,015	2.46	0.95 - 1.25	9.66 - 27.05
Fidelity® VIP Freedom 2050	2023	274,477	40.87 - 50.23	11,774,186	1.37	0.00 - 1.40	6.84 - 19.19
Division	2022	213,772	34.53 - 42.14	7,783,968	1.51	0.00 - 1.45	(19.64) - (18.47)
	2021	149,456	42.97 - 48.50	6,746,794	0.83	0.50 - 1.45	15.82 - 16.93
	2020	104,593	37.10 - 41.48	4,073,510	1.06	0.50 - 1.45	17.28 - 18.40
	2019	41,247	31.63 - 33.56	1,369,729	2.34	0.90 - 1.45	9.43 - 27.07
Fidelity® VIP Freedom 2055 Division (Commenced 5/1/2023)	2023	281,250	1.11	312,579	3.20	0.95 - 1.40	6.79 - 11.37
Fidelity® VIP Freedom 2060 Division (Commenced 5/1/2023)	2023	361,576	1.11	401,587	4.22	0.90 - 1.30	6.87 - 11.44

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
Fidelity® VIP FundsManager	2023	9,449,013	17.74 - 18.21	170,242,605	2.41	1.90 - 2.05	10.68 - 10.84
50% Division	2022	11,378,214	16.02 - 16.43	185,164,874	1.94	1.90 - 2.05	(15.68) - (15.55)
	2021	12,481,990	19.00 - 19.46	240,652,047	1.12	1.90 - 2.05	7.79 - 7.95
	2020	13,833,224	17.63 - 18.03	247,253,463	1.13	1.90 - 2.05	11.66 - 11.83
	2019	15,805,863	15.79 - 16.12	252,823,113	1.61	1.90 - 2.05	15.50 - 15.67
Fidelity® VIP FundsManager	2023	9,190,753	17.85 - 22.45	168,062,667	2.24	0.70 - 2.10	11.81 - 13.38
60% Division	2022	10,734,842	15.97 - 19.80	175,394,593	1.73	0.70 - 2.10	(16.82) - (15.65)
	2021	12,336,639	19.20 - 23.48	241,915,885	1.09	0.70 - 2.10	10.01 - 11.56
	2020	13,649,023	17.45 - 21.04	242,924,543	1.05	0.70 - 2.10	12.73 - 14.32
	2019	15,189,665	15.48 - 15.97	239,540,942	1.49	1.85 - 2.10	17.98 - 18.28
Fidelity® VIP Government	2023	228,222	16.84	3,843,390	4.77	0.95	1.45 - 3.91
Money Market Division	2022	253,220	16.21	4,103,960	1.36	0.95	0.49
	2021	306,845	16.13	4,949,044	0.01	0.95	(0.93)
	2020	366,357	16.28	5,964,444	0.33	0.95	(0.63)
	2019	330,518	16.38	5,414,916	1.99	0.95	1.06
Fidelity® VIP Growth	2023	514,347	232.61	119,643,479	0.13	0.95	10.79 - 34.96
Division	2022	563,124	172.36	97,058,589	0.62	0.95	(25.17) - (17.38)
	2021	611,993	230.32	140,954,875	—	0.95	22.06
	2020	663,454	188.70	125,194,940	0.08	0.95	42.54
	2019	744,359	132.39	98,544,772	0.25	0.95	33.05
Fidelity® VIP Investment	2023	164,301	36.19	5,945,807	2.46	0.95	3.01 - 5.21
Grade Bond Division	2022	206,147	34.40	7,090,969	2.15	0.95	(13.78) - (12.15)
	2021	223,841	39.89	8,929,968	2.02	0.95	(1.54)
	2020	235,580	40.52	9,545,422	1.76	0.95	8.36
	2019	240,865	37.39	9,006,440	2.66	0.95	8.63
Fidelity® VIP Mid Cap	2023	23,535	11.97	281,600	0.31	0.90	13.78
Division	2022	41,057	10.52	431,773	0.27	0.90	(15.73)
	2021	43,732	12.48	545,739	0.36	0.90	24.18
	2020	47,935	10.05	481,692	0.40	0.90	16.81
	2019	51,631	8.60	444,178	0.66	0.90	22.07
FTVIPT Templeton Developing	2023	20,276	1.79	36,258	2.07	0.90	11.62
Markets VIP Division	2022	20,276	1.60	32,485	2.66	0.90	(22.68)
	2021	24,007	2.07	49,747	0.88	0.90	(6.58)
	2020	24,767	2.22	54,938	4.12	0.90	16.13
	2019	24,767	1.91	47,307	1.06	0.90	25.56
FTVIPT Templeton Foreign	2023	441	4.72	2,078	3.13	0.90	19.68
VIP Division (Had no net	2022	262	3.94	1,033	2.73	0.90	(8.43)
assets at December 31,	2021	112	4.31	482	1.59	0.90	3.23
2020 and 2019)	2020	—	4.17	—	—	0.90	(2.05)
	2019	—	4.26	—	—	0.90	11.52
Janus Henderson Enterprise	2023	3,154	17.07	53,849	0.08	0.90	16.72
Division	2022	4,078	14.63	59,641	0.10	0.90	(16.90)
	2021	8,707	17.60	153,237	0.24	0.90	15.50
	2020	10,328	15.24	157,391	—	0.90	18.11
	2019	10,195	12.90	131,537	0.04	0.90	33.95

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2023	4,368	13.43	58,650	0.97	0.90	18.64
Appreciation Division	2022	4,454	11.32	50,407	1.06	0.90	(13.23)
	2021	4,610	13.04	60,139	0.63	0.90	22.55
	2020	4,985	10.64	53,060	1.00	0.90	13.74
	2019	5,773	9.36	54,018	1.43	0.90	28.70
LMPVET ClearBridge Variable	2023	35,214	2.53	89,238	2.12	0.90	13.17
Dividend Strategy Division	2022	36,359	2.24	81,414	1.34	0.90	(8.92)
	2021	42,161	2.46	103,656	1.51	0.90	25.66
	2020	43,961	1.96	86,009	1.53	0.90	6.70
	2019	41,412	1.83	75,932	1.45	0.90	30.41
LMPVET ClearBridge Variable	2023	61,104	7.05 - 7.52	452,143	—	0.90 - 1.15	42.38 - 42.74
Large Cap Growth Division	2022	61,685	4.95 - 5.27	320,759	—	0.90 - 1.15	(33.02) - (32.85)
	2021	71,487	7.39 - 7.84	555,917	—	0.90 - 1.15	20.55 - 20.85
	2020	78,691	6.13 - 6.49	507,611	0.02	0.90 - 1.15	29.24 - 29.56
	2019	92,711	4.74 - 5.01	462,772	0.31	0.90 - 1.15	30.65 - 30.98
LMPVET ClearBridge Variable	2023	5,797	5.86 - 6.22	35,053	—	0.90 - 1.15	7.17 - 7.43
Small Cap Growth Division	2022	5,200	5.46 - 5.79	29,416	—	0.90 - 1.15	(29.66) - (29.48)
	2021	7,572	7.77 - 8.21	61,501	—	0.90 - 1.15	11.32 - 11.60
	2020	8,447	6.98 - 7.36	61,746	—	0.90 - 1.15	41.62 - 41.98
	2019	8,421	4.93 - 5.18	43,535	—	0.90 - 1.15	25.42 - 25.74
LMPVIT Western Asset Core	2023	108	3.31	359	3.92	0.90	5.86
Plus Division	2022	108	3.13	339	2.05	0.90	(17.97)
	2021	108	3.82	414	0.04	0.90	(2.85)
	2020	9,712	3.93	38,145	2.08	0.90	8.33
	2019	10,910	3.63	39,557	3.02	0.90	11.17
Morgan Stanley VIF Global	2023	2,939	14.70 - 16.54	46,903	2.30	1.10 - 1.60	2.62 - 3.13
Infrastructure Division	2022	3,594	14.32 - 16.03	55,503	2.65	1.10 - 1.60	(9.77) - (9.32)
	2021	3,851	15.87 - 17.68	65,736	2.29	1.10 - 1.60	12.19 - 12.76
	2020	4,056	14.15 - 15.68	60,741	1.45	1.10 - 1.60	(3.00) - (2.52)
	2019	4,476	14.59 - 16.09	68,714	2.55	1.10 - 1.60	25.84 - 26.47
PIMCO VIT	2023	8,796	8.28 - 8.67	74,498	15.87	1.10 - 1.60	(9.56) - (9.11)
CommodityRealReturn®	2022	9,106	9.15 - 9.53	85,063	18.50	1.10 - 1.60	6.70 - 7.24
Strategy Division	2021	4,451	8.58 - 8.89	38,881	3.94	1.10 - 1.60	30.64 - 31.29
	2020	5,152	6.57 - 6.77	34,311	6.18	1.10 - 1.60	(0.53) - (0.03)
	2019	5,237	6.60 - 6.77	34,970	4.21	1.10 - 1.60	9.22 - 9.77
PIMCO VIT Dynamic Bond	2023	962	10.24 - 10.72	10,257	3.39	1.10 - 1.60	5.09 - 5.62
Division	2022	1,184	9.75 - 10.15	11,939	1.64	1.10 - 1.60	(8.12) - (7.66)
	2021	1,880	10.61 - 10.99	20,565	1.76	1.10 - 1.60	(0.62) - (0.12)
	2020	3,381	10.67 - 11.01	36,833	1.80	1.10 - 1.60	2.83 - 3.35
	2019	8,103	10.38 - 10.65	85,343	2.49	1.10 - 1.60	2.96 - 3.48
PIMCO VIT Emerging Markets	2023	1,270	10.43 - 10.91	13,644	5.38	1.10 - 1.60	9.03 - 9.57
Bond Division	2022	1,675	9.56 - 9.96	16,429	4.43	1.10 - 1.60	(17.30) - (16.88)
	2021	3,430	11.56 - 11.98	40,608	3.91	1.10 - 1.60	(4.40) - (3.92)
	2020	4,012	12.09 - 12.47	49,384	3.91	1.10 - 1.60	4.69 - 5.22
	2019	5,135	11.55 - 11.85	60,178	4.12	1.10 - 1.60	12.61 - 13.17

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
TAP 1919 Variable Socially	2023	1,085	8.97	9,730	1.09	0.90	19.13
Responsive Balanced Division	2022	1,085	7.53	8,167	0.70	0.90	(21.64)
	2021	1,085	9.61	10,423	0.25	0.90	17.47
	2020	4,540	8.18	37,136	0.79	0.90	21.83
	2019	4,540	6.71	30,482	0.94	0.90	25.57

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.

2  These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.

4  Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2023. There was no impact to the net assets of the division.